                                                               VALIC Company II


                                                             Semi-Annual Report
                                                              February 28, 2003

            VALIC COMPANY II - SEMI-ANNUAL REPORT FEBRUARY 28, 2003



TABLE OF CONTENTS

                    Chairman's Letter...................  1
                    Schedules of Investments
                    International Growth II Fund........  2
                    Capital Appreciation Fund...........  5
                    Mid Cap Growth Fund.................  7
                    Small Cap Growth Fund............... 10
                    Large Cap Value Fund................ 13
                    Mid Cap Value Fund.................. 16
                    Small Cap Value Fund................ 19
                    Socially Responsible Fund........... 23
                    High Yield Bond Fund................ 27
                    Strategic Bond Fund................. 34
                    Core Bond Fund...................... 41
                    Money Market II Fund................ 46
                    Aggressive Growth Lifestyle Fund.... 48
                    Moderate Growth Lifestyle Fund...... 50
                    Conservative Growth Lifestyle Fund.. 52
                    Statements of Assets and Liabilities 54
                    Statements of Operations............ 56
                    Statements of Changes in Net Assets. 58
                    Notes to Financial Statements....... 61
                    Financial Highlights................ 68
                    Trustee Information................. 73

--------------------------------------------------------------------------------

                                                                             1
           A SPECIAL MESSAGE FROM THE PRESIDENT OF VALIC COMPANY II



Dear Valued Investor:

The six-month period since you received your Annual Report for VALIC Company II has been a time of great uncertainty for our country and the markets. The threat of military action in Iraq and concerns of further terrorist attacks dominated the news media during this time period. To make matters more difficult for investors, these geopolitical issues followed on the heels of widely publicized corporate accounting scandals and a historic three-year market downturn.

Now that the war with Iraq has begun, it is very difficult to predict with a high degree of certainty how markets will react over the short term. Questions remain on the possible effects the war with Iraq will have on oil prices, consumer spending and economic growth. From a long-term perspective, the framework for a market recovery appears to be established. Interest rates are at their lowest levels in more than 40 years, and the federal government appears ready to provide additional fiscal stimulus. Corporate profits have increased in recent quarters and many expect them to grow further when the uncertainties associated with Iraq have been resolved.

As always, we remain committed to helping our clients meet their long-term investment goals. We believe that asset allocation is critical to successful long-term investing and style consistency is critical to successful asset allocation. Our team of experienced investment research professionals continually monitors the funds in the portfolio. In addition to reviewing performance information and risk factors relating to the funds, the team measures the style consistency of each of the funds. When certain asset classes are under pressure, such as large cap growth and mid cap growth are today, it is important to confirm that the investment managers continue to stick to their disciplines.

The biggest risk that investors face during these uncertain times is losing focus and taking their eyes off their long-term investment strategies. We believe that spreading your investments among different asset classes (e.g., large and small capitalization stocks, bonds, money markets and international investments) and different investment styles (e.g., growth and value) is the best long-term strategy to manage risk. With VALIC Company II, you have a wide range of investment choices, covering all asset classes, to help you meet your objectives.

Additionally, once you have a plan in place based on your risk tolerance and investment goals--stick with it. A common mistake of investors is to buy high when enthusiasm is soaring and to sell low when fear sets in. Select a portfolio that is appropriate for your needs and adjust it only as your needs change or rebalance as necessary due to market conditions. We recommend that you contact your financial advisor to make certain that your current portfolio allocation is appropriate for you.

The following pages provide you with important performance information for each Fund, the investment viewpoints of the portfolio manager, and insights affecting the Fund's performance.

Thank you for your continued confidence in our ability to help you meet your investment goals.

                                Sincerely,
                                /s/ Evelyn M. Curran
                                Evelyn M. Curran, President
                                VALIC Company II

2
                                                              February 28, 2003
                   INTERNATIONAL GROWTH II FUND (Unaudited)



                           ----------------------------------
                            Average Annual Total Return/(a)/
                  -------------------------------------------
                  6 Months  1 Year  3 Years  Since Inception*
                  -------------------------------------------
                  (10.85%) (20.15%) (19.01%)     (2.04%)

*September 21, 1998
/(a)/Average annual total returns are net of expenses.

                [CHART]

Growth of $10,000 Investment

              International
              Growth II Fund      EAFE Index
              --------------   ----------------
 9/21/98       $10,000.00        $10,000.00

12/31/98        11,199.58         12,296.61
 8/31/99
12/31/99        17,548.89         15,612.35
 8/30/00
12/29/00        14,710.42         13,400.36
 8/31/01
12/31/01        11,922.11         10,526.97
 8/30/02
12/31/02        10,234.13          8,848.97
 2/28/03         9,124.07          8,285.94


Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.

#Reflects returns from 10/1/98 to 2/28/03; benchmark value is only published at the end of the month.



                                Top 10 Holdings
--------------------------------------------------------------------------------

                   1. TotalFinaElf SA, Class B.......... 4.09%
                   2. iShares MSCI EAFE Index Fund...... 3.69%
                   3. Novartis AG....................... 3.63%
                   4. Vodafone Group, PLC............... 3.59%
                   5. Nestle SA......................... 3.35%
                   6. AstraZeneca, PLC.................. 2.77%
                   7. NTT DoCoMo, Inc................... 2.57%
                   8. Shell Transport & Trading Co., PLC 2.50%
                   9. Nokia Oyj......................... 2.42%
                  10. Toyota Motor Corp................. 2.23%

MANAGEMENT OVERVIEW
A discussion with Putnam Investment Management, LLC

How did you manage the portfolio over the past semi-annual period?
For the semi-annual period ended February 28, 2003, the International Growth II Fund outperformed its benchmark, the Morgan Stanley Capital International(R) Europe, Australasia, Far East ("EAFE") Index, which fell 15.51% in local-currency terms -- an 11.04% drop for U.S. dollar-based investors. The portfolio's outperformance was driven by strong sector selection, particularly an underweight to financials, and by effective stock selection in the pharmaceutical (AstraZeneca) and consumer staples (not owning Ahold) sectors.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
During the semi-annual period, our sector allocations were positive relative to the index while country allocations were negative overall. Stock selection was strongest among pharmaceuticals and consumer staples (primarily food and tobacco stocks). A notably underweight allocation to financials was also a positive contributor to relative results as the sector declined. Performance was helped by underweighting Germany and the Netherlands. Gains from these favorable country allocation decisions were somewhat offset by underweights to outperforming Japanese and British equities. Portfolio performance was hurt by exposure to the weakening South Korean won and Mexican peso.

What is your investment outlook for the coming year?
Investor sentiment remains clouded by geopolitical concerns, particularly the clash with Iraq, North Korea's nuclear capabilities, and the global threat of terrorism. Yet these worries are not the sole barriers to a resurgent equity market. Low nominal growth in the global economy, mixed corporate earnings reports, weak pricing power across most industries, and the lingering effects of the late-1990s stock market bubble make us skeptical that even a quick victory in Iraq would be followed by a sizeable and sustained equity market rally. There is probably room, however, for a brief and sharp relief rally, particularly after the declines of the past few months. We retain our forecast of modest, single-digit market gains over the next 12 months.

With no change in our view of specific countries and sectors, we continue to focus on stock selection. Though painful, the market downturn of the past three years has allowed us to add many high-quality stocks to the portfolio that were previously too expensive; during this period we added high-quality companies to the portfolio that are industry leaders with strong management teams and shareholder focus.

--------------------------------------------------------------------------------

                                                                             3
February 28, 2003
      INTERNATIONAL GROWTH II FUND - SCHEDULE OF INVESTMENTS (Unaudited)


 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          COMMON STOCK - 94.24%
          ADVERTISING - 0.83%
    9,485 Havas SA +........................... $     28,117
   37,557 WPP Group, PLC +.....................      230,961
                                                ------------
                                                     259,078
                                                ------------
          APPAREL & PRODUCTS - 0.39%
    1,290 Gucci Group NV.......................      121,402
                                                ------------
          AUTOMOTIVE - 4.28%
   10,111 Bayerische Motoren Werke AG +........      283,378
    6,100 Honda Motor Co., Ltd. +..............      222,916
    3,096 PSA Peugeot Citroen +................      136,831
    7,400 TI Automotive, Ltd. /(1)/............            0
   29,800 Toyota Motor Corp. +.................      699,530
                                                ------------
                                                   1,342,655
                                                ------------
          BANKS - 11.45%
    4,867 Allied Irish Banks, PLC (Dublin) +...       62,170
   13,363 Allied Irish Banks, PLC (London) +...      168,678
    1,100 Banco Bradesco SA....................       15,730
      600 Banco Itau SA........................       13,146
   10,730 BNP Paribas SA +.....................      444,150
    3,100 Canadian Imperial Bank of Commerce +.       99,106
   19,432 Danske Bank A/S +....................      306,016
   15,000 DBS Group Holdings, Ltd. +...........       82,890
   53,490 HSBC Holdings, PLC (GBP) +...........      575,808
   10,200 HSBC Holdings, PLC (HKD) +...........      109,206
      406 Julius Baer Holding, Ltd. +..........       74,412
    1,700 Kookmin Bank ADR.....................       51,884
    8,464 National Bank of Canada..............      184,946
   23,000 Oversea-Chinese Banking Corp., Ltd. +      116,506
   10,792 Royal Bank of Scotland Group, PLC +..      246,784
    4,775 Societe Generale, Class A............      256,331
   11,703 Svenska Handelsbanken AB, Series A...      161,744
   11,045 UBS AG +.............................      463,518
      800 Uniao de Bancos Brasileiros SA GDR...        9,080
   26,000 United Overseas Bank, Ltd............      155,648
                                                ------------
                                                   3,597,753
                                                ------------
          BEVERAGES - 2.87%
    7,167 Companhia De Bebidas Das Americas ADR       99,621
   48,240 Diageo, PLC +........................      478,297
    3,136 Fomento Economico Mexicano
           SA de CV ADR........................      101,136
   35,947 SABMiller, PLC +.....................      221,202
                                                ------------
                                                     900,256
                                                ------------

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          BROADCASTING - 1.13%
   29,350 Mediaset SpA +........................ $    213,239
    6,247 Societe Television Francaise 1........      142,895
                                                 ------------
                                                      356,134
                                                 ------------
          BUILDING MATERIALS - 3.20%
   11,921 Bouygues SA +.........................      289,644
    4,109 Cemex SA ADR..........................       73,757
    3,924 Compagnie de Saint-Gobain +...........      118,563
   11,667 CRH, PLC +............................      143,371
    1,234 Holcim, Ltd.  +.......................      200,001
    3,065 Lafarge SA +..........................      178,412
                                                 ------------
                                                    1,003,748
                                                 ------------
          CHEMICAL - 2.40%
    3,103 Akzo Nobel NV +.......................       67,198
   12,249 BASF AG +.............................      446,553
    3,703 CIBA Specialty Chemicals Holding, Inc.      240,203
                                                 ------------
                                                      753,954
                                                 ------------
          COMMERCIAL SERVICES - 0.89%
   23,362 Brambles Industries, Ltd. +...........       60,637
   26,086 Brambles Industries, PLC +............       61,786
    5,500 Secom Co., Ltd........................      156,325
                                                 ------------
                                                      278,748
                                                 ------------
          CONGLOMERATES - 0.00%
      100 Mitsubishi Corp. +....................          669
                                                 ------------
          DRUGS - 10.95%
   26,970 AstraZeneca, PLC +....................      869,281
   30,708 GlaxoSmithKline, PLC +................      539,343
   31,080 Novartis AG +.........................    1,141,560
   11,803 Sanofi-Synthelabo SA +................      631,317
    2,300 Takeda Chemical Industries, Ltd. +....       84,829
    6,300 Yamanouchi Pharmaceutical Co., Ltd. +.      171,603
                                                 ------------
                                                    3,437,933
                                                 ------------
          ELECTRONICS/ELECTRICAL EQUIPMENT - 5.27%
   17,000 Canon, Inc. +.........................      614,051
   23,912 Dixons Group, PLC +...................       34,622
    6,422 Philips Electronics NV +..............      107,162
      630 Samsung Electronics Co., Ltd +*.......       74,497
    5,785 Samsung Electronics Co., Ltd. GDR +*..      684,076
    3,700 Sony Corp. +..........................      140,532
                                                 ------------
                                                    1,654,940
                                                 ------------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          FINANCIAL SERVICES - 0.86%
    3,050 Acom Co., Ltd........................ $    100,106
   17,000 Nikko Securities Co., Ltd. +.........       61,117
    2,000 ORIX Corp............................      110,308
                                                ------------
                                                     271,531
                                                ------------
          FREIGHT - 0.50%
   15,479 Deutsche Post AG +...................      157,512
                                                ------------
          HOUSEHOLD PRODUCTS - 1.47%
   12,000 KAO Corp. +..........................      253,267
   13,149 Reckitt Benckiser, PLC +.............      207,146
                                                ------------
                                                     460,413
                                                ------------
          INFORMATION PROCESSING -
          SERVICES - 0.27%
    6,244 TietoEnator Oyj......................       86,153
                                                ------------
          INFORMATION PROCESSING -
          SOFTWARE - 0.20%
      748 SAP AG +.............................       62,537
                                                ------------
          INSURANCE - 3.71%
    5,003 Ace, Ltd.............................      138,633
   23,972 ING Groep NV +.......................      324,300
       30 Millea Holdings, Inc. +..............      207,842
   16,300 Mitsui Sumitomo Insurance Co., Ltd. +       76,388
      958 Munchener Ruckversicherungs AG +.....       86,311
    1,912 Swiss Reinsurance +..................      102,943
    3,221 XL Capital, Ltd., Class A............      228,498
                                                ------------
                                                   1,164,915
                                                ------------
          LEISURE AND TOURISM - 1.55%
    8,148 Accor SA +...........................      250,319
   36,142 Ladbroke Group, PLC +................       84,752
    1,900 Nintendo Co., Ltd. +.................      151,563
                                                ------------
                                                     486,634
                                                ------------
          MACHINERY - 0.32%
    4,331 Sandvik AB +.........................      100,357
                                                ------------
          MEDICAL TECHNOLOGY - 0.25%
      141 Synthes-Stratec, Inc. +..............       77,995
                                                ------------

--------------------------------------------------------------------------------

4
INTERNATIONAL GROWTH II FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              February 28, 2003


 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          METALS - 2.73%
   14,844 BHP Billiton, Ltd. +................ $     82,560
   45,749 BHP Billiton, PLC +.................      237,599
    3,881 Companhia Vale do Rio Doce ADR +....      111,459
    2,465 Companhia Vale do Rio Doce SP ADR...       67,171
    3,820 POSCO ADR...........................       88,407
    6,572 Rio Tinto, Ltd. +...................      133,826
    6,771 Rio Tinto, PLC +....................      136,932
                                               ------------
                                                    857,954
                                               ------------
          MISCELLANEOUS - 1.27%
    7,000 Fuji Photo Film Co., Ltd. +.........      222,053
   11,000 Olympus Optical Co., Ltd. +.........      177,727
                                               ------------
                                                    399,780
                                               ------------
          MULTIMEDIA - 1.51%
   30,598 Carlton Communications, PLC.........       40,932
   17,275 News Corp., Ltd. ADR................      431,875
                                               ------------
                                                    472,807
                                               ------------
          OIL AND GAS - 8.49%
    6,650 ENI-Ente Nazionale Idrocarburi SpA +       98,708
   13,188 Petroleo Brasileiro SA ADR..........      176,324
  135,410 Shell Transport & Trading Co., PLC +      783,705
    6,074 Suncor Energy, Inc. +...............      110,262
   71,000 Tokyo Gas Co., Ltd..................      215,015
    9,711 TotalFinaElf SA, Class B +..........    1,283,373
                                               ------------
                                                  2,667,387
                                               ------------
          PAPER/FOREST PRODUCTS - 0.28%
   11,950 Abitibi-Cons., Inc. (CAD) +.........       87,977
                                               ------------
          PUBLISHING - 1.50%
    3,923 Reed Elsevier NV +..................       40,300
   33,111 Reed Elsevier, PLC +................      241,530
    9,000 Singapore Press Holdings, Ltd.......       94,287
   14,000 Toppan Printing Co..................       96,401
                                               ------------
                                                    472,518
                                               ------------
          RAILROADS & EQUIPMENT - 0.76%
  5,648 + Canadian National Railway Co. (CAD).      239,348
                                               ------------
          REAL ESTATE - 0.58%
   28,800 Cheung Kong Holdings, Ltd. +........      180,946
                                               ------------

SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
-----------------------------------------------------------------
          RETAIL - 4.67%
    5,731 Compagnie Financiere Richemont AG +....... $     92,780
    4,200 Great Universal Stores, PLC +.............       33,546
    5,220 Nestle SA +...............................    1,051,045
    2,743 Swatch Group AG...........................       46,227
    1,521 Swatch Group AG, Class B +................      126,203
   46,168 Tesco, PLC +..............................      117,708
                                                     ------------
                                                        1,467,509
                                                     ------------
          SECURITIES RELATED - 0.58%
   32,680 Investor AB, Class B +....................      183,356
                                                     ------------
          SEMICONDUCTORS - 0.37%
    1,000 Rohm Co., Ltd. +..........................      114,622
                                                     ------------
          TELECOMMUNICATIONS - 11.93%
   20,186 KT Corp. ADR..............................      373,441
   56,924 Nokia Oyj.................................      760,879
      428 NTT DoCoMo, Inc. +........................      807,377
    8,773 Portugal Telecom, SGPS SA.................       56,268
   13,552 SK Telecom Co., Ltd. ADR..................      208,565
   13,067 Telecom Corp. of New Zealand, Ltd. +......       30,705
  301,178 Telefonaktiebolaget LM Ericsson, Class B +      196,612
   41,281 TIM SpA +.................................      186,005
  630,136 Vodafone Group, PLC +.....................    1,128,068
                                                     ------------
                                                        3,747,920
                                                     ------------
          TOBACCO - 1.21%
    7,086 Altadis SA +..............................      167,967
   17,734 British American Tobacco, PLC +...........      173,041
    5,700 KT&G Corp. GDR +*.........................       39,900
                                                     ------------
                                                          380,908
                                                     ------------
          UTILITIES - COMMUNICATION - 1.85%
   28,074 Telecom Italia SpA........................      137,694
   16,762 Telefonica SA +...........................      162,617
    9,652 Telefonos de Mexico SA de CV ADR..........      280,584
                                                     ------------
                                                          580,895
                                                     ------------
          UTILITIES - ELECTRIC - 2.77%
   41,500 Hong Kong Electric Holdings, Ltd..........      158,305
   14,817 Iberdrola SA +............................      227,122
   30,400 Korea Electric Power Corp. ADR............      250,800
   40,828 Scottish Power, PLC +.....................      234,210
                                                     ------------
                                                          870,437
                                                     ------------

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
-----------------------------------------------------------------
           UTILITIES - GAS, DISTRIBUTION - 0.00%
       200 Hong Kong & China Gas Co., Ltd. +......... $       246
                                                      -----------
           WATER SERVICES - 0.95%
    15,799 Vivendi Environnement +...................     299,737
                                                      -----------
           TOTAL COMMON STOCK
           (Cost $34,104,814)........................  29,599,664
                                                      -----------
           EXCHANGE - TRADED FUNDS - 3.69%
    12,500 iShares MSCI EAFE Index Fund
           (Cost $1,159,395).........................   1,159,375
                                                      -----------

   PAR
  VALUE
-----------
           SHORT-TERM INVESTMENTS - 3.87%
           COMMERCIAL PAPER - 3.87%
$1,215,000 Deutsche Bank
             1.35% due 3/3/03
             (Cost $1,215,000).......................   1,215,000
                                                      -----------
           TOTAL INVESTMENTS
           (Cost $36,479,209) - 101.80%..............  31,974,039
           Other assets and liabilities,
            net - (1.80)%............................   (564,653)
                                                      -----------
           NET ASSETS - 100%......................... $31,409,386
                                                      -----------
           ADR - American Depository Receipt
           CAD - Canadian Dollar
           GBP - Pound Sterling
           GDR - Global Depository Receipt
           HKD - Hong Kong Dollar
           +Non-income producing
           *Securities exempt from registration
            under Rule 144A of the Securities Act of
            1933. These securities may be sold in
            transactions exempt from registration,
            normally to qualified institutional
            buyers. At February 28, 2003, the
            aggregate value of these securities was
            $798,473 representing 2.54% of net
            assets.
           /(1)/Fair valued security - see Note 2.


--------------------------------------------------------------------------------

                                                                             5
                     CAPITAL APPRECIATION FUND (Unaudited)
February 28, 2003



                           ----------------------------------
                            Average Annual Total Return/(a)/
                  -------------------------------------------
                  6 Months  1 Year  3 Years  Since Inception*
                  -------------------------------------------
                  (4.57%)  (24.90%) (25.21%)     (7.93%)

*September 21, 1998
/(a)/Average annual total returns are net of expenses.


                                    [CHART]

Growth of $10,000 Investment

            Capital Appreciation Fund  Russell 1000/(R)/ Growth Index
            -------------------------  ------------------------------
 9/21/98         $10,000.00                     $10,000.00
12/31/98          12,300.23                      12,628.60
 8/31/99
12/31/99          16,659.65                      16,816.11
 8/31/00
12/29/00          12,890.16                      13,045.10
 8/31/01
12/31/01          10,124.22                      10,380.91
 8/30/02
12/31/02           7,012.40                       7,486.29
 2/28/03           6,930.79                       7,271.11


Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                  1. Microsoft Corp...................... 5.15%
                  2. Pfizer, Inc......................... 4.61%
                  3. Johnson & Johnson................... 3.38%
                  4. Medtronic, Inc...................... 3.37%
                  5. Intel Corp.......................... 3.12%
                  6. Clear Channel Communications, Inc... 2.83%
                  7. Bank of America Corp................ 2.81%
                  8. General Electric Co................. 2.75%
                  9. Viacom, Inc., Class B............... 2.74%
                 10. United Parcel Service, Inc., Class B 2.72%

MANAGEMENT OVERVIEW
A discussion with Credit Suisse Asset Management, LLC

How did you manage the portfolio over the past semi-annual period?
We have continued to maintain a mix of what we deem to be stable growers and more cyclical growth names. Our bias is still toward the Consumer Discretionary area, where our holdings include consumer related stocks like home supply, beverage and discretionary retail companies. We also added to our health care weight, although still underweighted vs. the Russell 1000 Growth Index, because we believe the sector will benefit due to changing demographics of an aging population, especially in the medical device and biotech areas.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
We have been selectively reducing our financial holdings such as Berkshire Hathaway and SLM Corp. due to the potential rising interest rate environment, and increasing our health care weighting with companies such as Amgen, Inc., Medimmune, Inc. and Johnson & Johnson.

What is your investment outlook for the coming year?
We believe that heightened geopolitical risks are the new U.S. investment reality and will look to differentiate between headline risk and investment fundamentals using increased volatility to our advantage. The U.S. economy is slightly improving and we will invest in growth cyclical companies levered toward the improvement. Nominal growth continues to be challenged and we will continue to invest in companies with strong product cycles or companies with market dominance resulting from efficient cost structures.

--------------------------------------------------------------------------------

6
                                                              February 28, 2003
       CAPITAL APPRECIATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)


 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
          COMMON STOCK - 95.30%
          AEROSPACE/DEFENSE - 1.82%
    8,500 United Technologies Corp................ $   497,930
                                                   -----------
          AUTOMOTIVE - 2.64%
   11,100 Danaher Corp............................     721,722
                                                   -----------
          BANKS - 6.51%
   11,100 Bank of America Corp....................     768,564
   10,765 Charter One Financial, Inc..............     311,216
   15,400 Wells Fargo & Co........................     698,390
                                                   -----------
                                                     1,778,170
                                                   -----------
          BEVERAGES - 5.19%
   14,300 Anheuser-Busch Cos., Inc................     664,950
   10,600 Pepsi Bottling Group, Inc...............     246,450
   13,200 PepsiCo, Inc............................     505,824
                                                   -----------
                                                     1,417,224
                                                   -----------
          BROADCASTING - 7.33%
   21,200 Clear Channel Communications, Inc. +....     774,012
   17,500 Comcast Corp., Special Class A +........     491,575
   20,400 Fox Entertainment Group, Inc., Class A +     545,292
   20,840 Liberty Media Corp., Series A +.........     191,520
                                                   -----------
                                                     2,002,399
                                                   -----------
          COMMERCIAL SERVICES - 3.69%
   12,900 United Parcel Service, Inc., Class B....     742,266
   14,000 WebMD Corp. +...........................     134,260
    3,100 Weight Watchers International, Inc. +...     129,735
                                                   -----------
                                                     1,006,261
                                                   -----------
          CONGLOMERATES - 4.22%
   31,200 General Electric Co.....................     750,360
   27,100 Tyco International, Ltd.................     401,080
                                                   -----------
                                                     1,151,440
                                                   -----------
          DRUGS - 11.22%
    2,800 Amgen, Inc. +...........................     152,992
    9,500 Forest Laboratories, Inc. +.............     473,100
    9,500 Gilead Sciences, Inc. +.................     323,000
   11,500 MedImmune, Inc. +.......................     345,115
   42,275 Pfizer, Inc.............................   1,260,640
   14,400 Wyeth...................................     507,600
                                                   -----------
                                                     3,062,447
                                                   -----------

SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER                                      MARKET
OF SHARES                                    VALUE
------------------------------------------------------
          FINANCE COMPANIES - 2.04%
    5,100 SLM Corp........................ $   555,645
                                           -----------
          FINANCIAL SERVICES - 1.02%
    5,100 Freddie Mac.....................     278,715
                                           -----------
          HEALTHCARE - 2.84%
    6,700 Anthem, Inc. +..................     399,387
   21,500 Caremark Rx, Inc. +.............     375,390
                                           -----------
                                               774,777
                                           -----------
          HOSPITAL MANAGEMENT - 1.43%
    9,500 HCA, Inc........................     391,780
                                           -----------
          HOSPITAL SUPPLIES - 6.75%
   17,600 Johnson & Johnson...............     923,120
   20,600 Medtronic, Inc..................     920,820
                                           -----------
                                             1,843,940
                                           -----------
          HOUSEHOLD PRODUCTS - 2.18%
   14,400 Estee Lauder Cos., Inc., Class A     403,920
    6,300 Gillette Co.....................     190,197
                                           -----------
                                               594,117
                                           -----------
          INFORMATION PROCESSING -
          HARDWARE - 1.77%
   17,900 Dell Computer Corp. +...........     482,584
                                           -----------
          INFORMATION PROCESSING -
          SOFTWARE - 5.51%
   59,400 Microsoft Corp..................   1,407,780
    4,600 SAP AG ADR......................      96,140
                                           -----------
                                             1,503,920
                                           -----------
          LEISURE AND TOURISM - 0.98%
   10,600 Wendy's International, Inc......     268,498
                                           -----------
          MEDICAL TECHNOLOGY - 3.47%
   22,800 Biomet, Inc.....................     689,244
    7,300 Genentech, Inc. +...............     258,128
                                           -----------
                                               947,372
                                           -----------
          MULTIMEDIA - 5.73%
   36,950 AOL Time Warner, Inc. +.........     418,274
    5,500 Gannett Co., Inc................     396,935
   20,142 Viacom, Inc., Class B +.........     747,872
                                           -----------
                                             1,563,081
                                           -----------

 NUMBER                                                MARKET
OF SHARES                                              VALUE
----------------------------------------------------------------
           OIL AND GAS - 1.12%
     6,100 Transocean, Inc.......................... $   138,470
     4,200 Weatherford International, Ltd. +........     168,168
                                                     -----------
                                                         306,638
                                                     -----------
           RETAIL - 4.83%
    10,950 Home Depot, Inc..........................     256,778
    16,800 Target Corp..............................     481,320
    12,100 Wal-Mart Stores, Inc.....................     581,526
                                                     -----------
                                                       1,319,624
                                                     -----------
           SEMICONDUCTORS - 8.21%
    18,100 Analog Devices, Inc. +...................     527,796
    49,500 Intel Corp...............................     853,875
     9,600 Novellus Systems, Inc. +.................     279,840
    15,700 Teradyne, Inc. +.........................     181,963
    23,700 Texas Instruments, Inc...................     396,975
                                                     -----------
                                                       2,240,449
                                                     -----------
           TELECOMMUNICATIONS - 4.80%
    35,800 Cisco Systems, Inc. +....................     500,484
    18,500 Harris Corp..............................     554,260
     7,400 Verizon Communications, Inc..............     255,892
                                                     -----------
                                                       1,310,636
                                                     -----------
           TOTAL COMMON STOCK
           (Cost $34,200,689).......................  26,019,369
                                                     -----------
   PAR
  VALUE
----------
           SHORT-TERM INVESTMENTS - 5.23%
           REPURCHASE AGREEMENT - 5.23%
$1,426,000 Agreement with State Street Bank & Trust,
            Co., bearing interest at 1.24%, dated
            2/28/03, to be repurchased 3/3/03 in the
            amount of $1,426,147 and collateralized
            by Federal Home Loan Mtg. Corp.
            Notes, bearing interest at 3.67%, due
            12/19/03 and having an approximate
            value of $1,472,452.....................   1,426,000
                                                     -----------
           TOTAL SHORT-TERM INVESTMENTS
           (Cost $1,426,000)........................   1,426,000
                                                     -----------
           TOTAL INVESTMENTS
           (Cost $35,626,689) - 100.53%.............  27,445,369
           Other assets and liabilities,
            net - (0.53)%...........................   (143,465)
                                                     -----------
           NET ASSETS - 100%........................ $27,301,904
                                                     -----------
           ADR - American Depository Receipt
           + Non-income producing

--------------------------------------------------------------------------------

                                                                             7
                        MID CAP GROWTH FUND (Unaudited)
February 28, 2003



                       Average Annual Total Return/(a)/
                  -------------------------------------------
                  6 Months  1 Year  3 Years  Since Inception*
                  -------------------------------------------
                  (0.23%)  (23.49%) (21.70%)     (9.42%)

*September 21, 1998
/(a)/Average annual total returns are net of expenses.

                              [CHART]

Growth of $10,000 Investment

              Mid Cap Growth Fund  Russell Mid-Cap/(R)/ Growth Index
              -------------------  ---------------------------------
 9/21/98          $10,000.00                  $10,000.00
12/31/98           12,635.51                   12,515.38
 8/31/99
12/31/99           13,446.92                   18,934.81
 8/31/00
12/29/00           13,492.64                   16,710.18
 8/31/01
12/31/01            9,383.90                   13,342.91
 8/30/02
12/31/02            6,546.91                    9,686.26
 2/28/03            6,445.06                    9,508.75


Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                1. Forest Laboratories, Inc................ 3.25%
                2. eBay, Inc............................... 1.78%
                3. Alcon, Inc.............................. 1.57%
                4. Zimmer Holdings, Inc.................... 1.57%
                5. Symantec Corp........................... 1.55%
                6. Varian Medical Systems, Inc............. 1.46%
                7. Lamar Advertising Co.................... 1.45%
                8. Boston Scientific Corp.................. 1.44%
                9. Teva Pharmaceutical Industries, Ltd. ADR 1.37%
               10. EchoStar Communications Corp., Class A.. 1.27%

MANAGEMENT OVERVIEW
A discussion with INVESCO Funds Group, Inc.

How did you manage the portfolio over the past semi-annual period?
Early in the period, we recognized that the economic recovery was not progressing as we had hoped. Although we continue to believe the expansion will resume in the coming year, indications that consumer spending had deteriorated had us feeling more cautious about the timing of the recovery. As such, we decided to tone down the portfolio's dependence on a robust economic recovery. To this end, we trimmed the Fund's consumer discretionary and select financial services stocks, while maintaining exposure to industrials and market-sensitive financial services companies--notably asset managers and brokers. We also continued to emphasize opportunities in the technology sector that we believe possess bright long-term prospects.

In other tactics, we identified a favorable condition within the U.S. natural gas market, and, as a result, increased the Fund's energy sector weighting. Our optimism about the telecommunications sector also improved late in the period, as improving balance sheets and strong demand for wireless telecom services had us confident that several service providers and equipment companies were poised to see better fundamentals.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
We have trimmed the Fund's retail sector exposure on concerns that consumer confidence could deteriorate. In other moves, we have increased our focus on companies that we believe enjoy recurring revenues, such as cable companies, which are likely to receive their subscription revenues even if consumer confidence slips. We have also increased the Fund's exposure to biotechnology companies, as several recent positive rulings from the Food and Drug Administration have rekindled our optimism about the group's growth potential.

What is your investment outlook for the coming year?
We continue to believe the fundamental groundwork has been laid for an economic recovery. However, anxieties relating to tensions with Iraq continue to keep investors nervous, consumer confidence shaky and corporate capital expenditures tempered. Until we see a resolution in the conflict, this stagnation will likely persist.



--------------------------------------------------------------------------------

8
          MID CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)
                                                              February 28, 2003



  NUMBER                                            MARKET
 OF SHARES                                          VALUE
--------------------------------------------------------------
            COMMON STOCK - 95.39%
            ADVERTISING - 2.19%
     13,410 Lamar Advertising Co. +............. $     420,671
      4,060 Omnicom Group, Inc..................       215,099
                                                 -------------
                                                       635,770
                                                 -------------
            AEROSPACE/DEFENSE - 0.78%
      6,230 L-3 Communications Holdings, Inc. +.       225,028
                                                 -------------
            APPAREL & PRODUCTS - 0.22%
      1,830 Ross Stores, Inc....................        62,604
                                                 -------------
            AUTOMOTIVE - 1.10%
      1,680 Danaher Corp........................       109,234
      5,800 SPX Corp. +.........................       211,004
                                                 -------------
                                                       320,238
                                                 -------------
            BANKS - 3.28%
      6,870 Banknorth Group, Inc................       155,674
      2,040 M&T Bank Corp.......................       161,201
      4,720 National Commerce Financial Corp....       114,602
      6,070 Northern Trust Corp.................       194,361
      7,940 Synovus Financial Corp..............       152,845
      4,080 TCF Financial Corp..................       171,115
                                                 -------------
                                                       949,798
                                                 -------------
            BROADCASTING - 5.37%
      9,610 Cablevision Systems Corp., Class A +       170,962
     12,060 Cox Communications, Inc., Class A +.       357,579
      9,230 Cox Radio, Inc., Class A +..........       197,522
      6,210 Entercom Communications Corp. +.....       287,150
     10,310 Univision Communications, Inc.,
             Class A +..........................       255,379
      8,590 Westwood One, Inc. +................       286,219
                                                 -------------
                                                     1,554,811
                                                 -------------
            BUILDING MATERIALS - 0.38%
      3,330 Fastenal Co.........................       110,756
                                                 -------------
            CHEMICAL - 0.98%
      5,370 Praxair, Inc........................       283,804
                                                 -------------
            CONGLOMERATES - 0.81%
      1,180 Eaton Corp..........................        83,721
      2,680 ITT Industries, Inc.................       150,696
                                                 -------------
                                                       234,417
                                                 -------------

 NUMBER                                                MARKET
OF SHARES                                              VALUE
-----------------------------------------------------------------
           DRUGS - 6.52%
     2,040 Barr Laboratories, Inc. +............... $     158,936
    18,920 Forest Laboratories, Inc. +.............       942,216
    10,090 Gilead Sciences, Inc. +.................       343,060
     1,610 MedImmune, Inc. +.......................        48,316
    10,480 Teva Pharmaceutical Industries, Ltd. ADR       395,935
                                                    -------------
                                                        1,888,463
                                                    -------------
           ELECTRONICS/ELECTRICAL EQUIPMENT - 1.21%
     2,040 Celestica, Inc. +.......................        24,603
    12,560 Comverse Technology, Inc. +.............       128,112
     8,860 Molex, Inc..............................       197,312
                                                    -------------
                                                          350,027
                                                    -------------
           FINANCE COMPANIES - 1.00%
     2,650 SLM Corp................................       288,717
                                                    -------------
           FINANCIAL SERVICES - 4.73%
     1,550 Bear Stearns Cos., Inc..................        97,092
     4,720 Eaton Vance Corp........................       120,549
     2,360 Federated Investors, Inc................        59,755
     4,940 H & R Block, Inc........................       200,416
     7,090 Legg Mason, Inc.........................       349,040
     2,490 Lehman Brothers Holdings, Inc...........       137,871
     4,120 Neuberger Berman, Inc...................       109,757
    11,245 Paychex, Inc............................       294,844
                                                    -------------
                                                        1,369,324
                                                    -------------
           FOODS - 0.36%
     1,830 Bunge, Ltd..............................        47,397
     1,370 Dean Foods Co. +........................        57,773
                                                    -------------
                                                          105,170
                                                    -------------
           FREIGHT - 0.64%
     7,840 Arkansas Best Corp......................       185,808
                                                    -------------
           HEALTHCARE - 3.41%
    11,590 Alcon, Inc. +...........................       453,749
    12,880 First Health Group Corp. +..............       310,537
     3,110 Health Management Associates, Inc.,
            Class A................................        55,731
     6,330 McKesson Corp...........................       168,631
                                                    -------------
                                                          988,648
                                                    -------------
           HOSPITAL MANAGEMENT - 0.38%
     4,190 Triad Hospitals, Inc. +.................       108,898
                                                    -------------

  NUMBER                                              MARKET
 OF SHARES                                            VALUE
----------------------------------------------------------------
            HOSPITAL SUPPLIES - 4.29%
      5,515 AmerisourceBergen Corp................ $     303,325
      9,450 Boston Scientific Corp. +.............       417,407
      1,070 St. Jude Medical, Inc. +..............        48,878
        750 Stryker Corp..........................        48,900
      8,370 Varian Medical Systems, Inc. +........       423,103
                                                   -------------
                                                       1,241,613
                                                   -------------
            HOUSEHOLD PRODUCTS - 0.69%
     10,950 Dial Corp.............................       199,180
                                                   -------------
            HUMAN RESOURCES - 1.72%
      7,730 Manpower, Inc.........................       234,760
     19,680 Robert Half International, Inc. +.....       263,515
                                                   -------------
                                                         498,275
                                                   -------------
            INFORMATION PROCESSING - HARDWARE
            - 1.98%
      4,620 Lexmark International, Inc., Class A +       288,334
     18,040 Network Appliance, Inc. +.............       191,585
      4,080 Tech Data Corp. +.....................        92,290
                                                   -------------
                                                         572,209
                                                   -------------
            INFORMATION PROCESSING - SERVICES -
            5.96%
      6,760 Affiliated Computer Services, Inc.,
             Class A +............................       303,051
     12,560 BISYS Group, Inc. +...................       196,438
      1,290 Cognizant Technology Solutions Corp.,
             Class A +............................        90,558
      6,575 eBay, Inc. +..........................       515,612
     16,610 EMC Corp. +...........................       122,748
        943 Expedia, Inc..........................        34,891
        970 Expedia, Inc., Class A +..............        67,696
      6,980 Fiserv, Inc. +........................       222,662
     11,700 Networks Associates, Inc. +...........       173,160
                                                   -------------
                                                       1,726,816
                                                   -------------
            INFORMATION PROCESSING -
            SOFTWARE - 9.85%
      8,890 Adobe Systems, Inc....................       244,475
     28,370 BEA Systems, Inc. +...................       275,756
     12,350 BMC Software, Inc. +..................       239,590
      5,150 ChoicePoint, Inc. +...................       173,813
      7,680 Intuit, Inc. +........................       364,954
      4,610 Mercury Interactive Corp. +...........       149,825

--------------------------------------------------------------------------------

                                                                             9
February 28, 2003
    MID CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


  NUMBER                                            MARKET
 OF SHARES                                          VALUE
--------------------------------------------------------------
            INFORMATION PROCESSING -
            SOFTWARE - Continued
     21,090 PeopleSoft, Inc. +.................. $     360,639
      3,690 Quest Software, Inc. +..............        36,457
     22,790 Siebel Systems, Inc. +..............       196,678
      2,880 Software HOLDRs Trust...............        77,731
     11,110 Symantec Corp. +....................       449,955
     13,630 TIBCO Software, Inc. +..............        64,470
     12,780 VERITAS Software Corp. +............       217,643
                                                 -------------
                                                     2,851,986
                                                 -------------
            INSURANCE - 1.82%
      4,870 Ambac Financial Group, Inc..........       237,900
      9,400 Nationwide Financial Services, Inc.,
             Class A............................       228,420
      1,830 Safeco Corp.........................        60,170
                                                 -------------
                                                       526,490
                                                 -------------
            LEISURE AND TOURISM - 5.33%
     11,270 CBRL Group, Inc.....................       300,909
      6,840 Harrah's Entertainment, Inc. +......       224,626
     13,200 Hilton Hotels Corp..................       145,068
      3,970 Hotels.com, Class A +...............       178,531
     11,270 Mattel, Inc.........................       240,276
     13,740 Metro-Goldwyn-Mayer, Inc. +.........       137,537
      4,940 Starbucks Corp. +...................       115,843
     14,060 Wynn Resorts, Ltd. +................       199,933
                                                 -------------
                                                     1,542,723
                                                 -------------
            MACHINERY - 0.90%
      4,400 Illinois Tool Works, Inc............       262,108
                                                 -------------
            MEDICAL TECHNOLOGY - 3.37%
      1,720 Biomet, Inc.........................        51,996
      2,680 Biotech HOLDRs Trust................       238,252
      1,900 Genzyme Corp. +.....................        59,242
      2,150 Guidant Corp. +.....................        76,884
        970 IDEC Pharmaceuticals Corp. +........        27,887
     11,920 Smith & Nephew, PLC +...............        68,660
     10,210 Zimmer Holdings, Inc. +.............       453,222
                                                 -------------
                                                       976,143
                                                 -------------

SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER                                        MARKET
OF SHARES                                      VALUE
-------------------------------------------------------
          OIL AND GAS - 7.15%
    4,796 Apache Corp....................... $  313,083
    2,310 BJ Services Co. +.................     79,395
    6,030 Cooper Cameron Corp. +............    313,560
    1,930 EOG Resources, Inc................     79,709
    5,150 Kerr-McGee Corp...................    212,386
    7,510 Murphy Oil Corp...................    323,155
    2,420 Nabors Industries, Ltd. +.........     95,953
    2,940 Noble Corp. +.....................    106,722
    8,050 Pioneer Natural Resources Co. +...    210,508
    9,620 Smith International, Inc. +.......    335,353
                                             ----------
                                              2,069,824
                                             ----------
          POLLUTION CONTROL - 1.08%
   16,430 Republic Services, Inc., Class A +    313,320
                                             ----------
          RETAIL - 2.39%
    8,300 CDW Computer Centers, Inc. +......    362,378
    3,210 Family Dollar Stores, Inc.........     90,586
    4,490 Office Depot, Inc. +..............     52,713
    7,730 Tiffany & Co......................    185,288
                                             ----------
                                                690,965
                                             ----------
          SCHOOLS - 1.88%
    6,390 Apollo Group, Inc., Class A +.....    296,113
    5,350 Career Education Corp. +..........    248,775
                                             ----------
                                                544,888
                                             ----------
          SEMICONDUCTORS - 9.11%
   10,090 Altera Corp. +....................    126,428
    4,990 Analog Devices, Inc. +............    145,508
   12,990 Emulux Corp. +....................    233,430
    8,800 KLA-Tencor Corp. +................    314,600
   12,240 Lam Research Corp. +..............    163,159
   10,500 Linear Technology Corp............    322,035
    8,660 Maxim Integrated Products, Inc....    299,117
   14,205 Microchip Technology, Inc.........    361,517
    6,330 National Semiconductor Corp. +....    108,433
    9,200 Novellus Systems, Inc. +..........    268,180
    8,710 Semiconductor HOLDRs Trust........    205,034
    3,990 Xilinx, Inc. +....................     91,371
                                             ----------
                                              2,638,812
                                             ----------
          TELECOMMUNICATIONS - 4.51%
   11,700 Alcatel SA ADR....................     82,953
   18,250 Amdocs, Ltd. +....................    239,623

  NUMBER                                                MARKET
 OF SHARES                                              VALUE
--------------------------------------------------------------------
            TELECOMMUNICATIONS - Continued
     15,030 AT&T Wireless Services, Inc. +.......... $     88,827
     13,970 EchoStar Communications Corp.,
             Class A +..............................      367,830
     38,430 Lucent Technologies, Inc. +.............       63,025
     15,890 Nextel Communications, Inc. Class A +...      223,731
     19,605 Nextel Partners, Inc., Class A +........      110,180
     32,530 Nortel Networks Corp. +.................       69,940
     15,240 Sprint Corp. (PCS Group) +..............       60,350
                                                     ------------
                                                        1,306,459
                                                     ------------
            TOTAL COMMON STOCK
            (Cost $28,660,880)......................   27,624,092
                                                     ------------
            EXCHANGE-TRADED FUNDS - 0.55%
        110 iShares Russell Midcap Growth Index Fund        5,569
      6,120 Nasdaq-100 Index Tracking Stock.........      154,041
                                                     ------------
            TOTAL EXCHANGE-TRADED FUNDS
            (Cost $159,621).........................      159,610
                                                     ------------
    PAR
   VALUE
-----------
            SHORT-TERM INVESTMENTS - 2.53%
            REPURCHASE AGREEMENT - 2.53%
   $733,000 Agreement with State Street Bank & Trust
             Co., bearing interest at 1.24%, dated
             2/28/03, to be repurchased 3/03/03 in
             the amount of $733,076 and
             collateralized by Federal Home Loan
             Bank Bonds, bearing interest at 1.40%,
             due 3/17/04 and having an approximate
             value of $755,000......................      733,000
                                                     ------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $733,000).........................      733,000
                                                     ------------
            TOTAL INVESTMENTS
            (Cost $29,553,501) - 98.47%.............   28,516,702
            Other assets and liabilities,
             net - 1.53%............................      443,121
                                                     ------------
            NET ASSETS - 100%....................... $ 28,959,823
                                                     ------------

            ADR - American Depository Receipt
            + Non-income producing



--------------------------------------------------------------------------------

10
                      SMALL CAP GROWTH FUND (Unaudited)
                                                              February 28, 2003



                       Average Annual Total Return/(a)/
                  -------------------------------------------
                  6 Months  1 Year  3 Years  Since Inception*
                  -------------------------------------------
                  (3.11%)  (27.21%) (32.95%)     (3.87%)

*September 21, 1998
/(a)/Average annual total returns are net of expenses.

                           [CHART]

Growth of $10,000 Investment

           Small Cap Growth Fund  Russell 2000/(R)/ Growth Index
           ---------------------  ------------------------------
 9/21/98         $10,000.00                 $10,000.00
12/31/98          12,580.96                  12,421.52
 8/31/99
12/31/99          21,361.23                  17,774.28
 8/31/00
12/31/00          16,865.66                  13,787.59
 8/31/01
12/31/01          12,851.14                  12,515.26
 8/31/02
12/31/02           8,637.65                   8,727.90
 2/28/03           8,391.87                   8,264.37


Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

            1. National Instruments Corp...................... 3.26%
            2. Varian Semiconductor Equipment Associates, Inc. 3.26%
            3. Integrated Circuit Systems, Inc................ 2.99%
            4. Avocent Corp................................... 2.20%
            5. Patterson-UTI Energy, Inc...................... 2.08%
            6. Cymer, Inc..................................... 2.06%
            7. Varian Medical Systems, Inc.................... 1.95%
            8. Forward Air Corp............................... 1.92%
            9. Semtech Corp................................... 1.84%
           10. Varian, Inc.................................... 1.84%

MANAGEMENT OVERVIEW
A discussion with Franklin Advisers, Inc.

How did you manage the portfolio over the past semi-annual period?
The last six months have been volatile months for the U.S. equity market, as investors were confronted with myriad of uncertainties, which served to dampen their enthusiasm and tolerance for equity investment risk, particularly at the beginning of this period. The most prominent uncertainties were regarding corporate governance, accounting integrity, economic health, consumer spending, enterprise investment and impending war. Despite the market environment, Small Cap Growth Fund returned -3.11%, outperforming the Russell 2000 Growth Index return of -5.55% for the six-month period ended February 28, 2003. The portfolio managers have been investing in many economically sensitive sectors over the past year, and the portfolio has thus benefited from the strong performance of these investments, particularly in October and November.

We believe that many of the issues facing the equity markets will clear up in the coming year as the Federal government enunciates clear and decisive economic, diplomatic and military policy. We have therefore positioned the portfolio in economically sensitive sectors that should respond to an upturn in enterprise spending as opposed to consumer spending. While we recognize that consumer spending accounts for the majority of economic demand, we do not see sufficient reason for such spending to accelerate upwards. By contrast, we believe that there is reason for enterprise investment to accelerate over the next 18 months. It is our opinion that enterprise investment has been depressed for two and a half years by conservative management, restrictive capital markets, muddied economic policy, geopolitical conflict, and investors' preference for financial stability instead of growth. We believe that enterprise planning departments will recognize that their infrastructure, staff, marketing and product offerings are in growing need of reinvestment, and that their financial health justifies renewed investment programs. To benefit from this renewed activity, we continue to selectively invest in companies that we believe should provide the equipment, services, research, marketing and staffing to fulfill enterprise investment objectives. The managers also feel that the economy is structurally improving, and are continuing to focus on investments in industries that are expected to outperform in an economic recovery scenario.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
During the beginning of 2003, the portfolio managers purchased companies in sectors that were getting painted with a broad negative brush by near-term market weakness, despite the fact that individual companies within those sectors have strong long-term fundamentals. These sectors include retail and financials. The portfolio managers feel that purchasing these sectors in a period where the market is pressuring the group out of fear of near-term instability is a good opportunity to get high quality companies at low prices. Likewise, the managers sold holdings in sectors that were performing well and had exceeded our target prices. These sectors included insurance, pharmaceutical, energy and energy related industries. The portfolio managers are continuing with their underweight of health care services and consumer services, feeling that these sectors have unattractive valuations and weaker fundamentals. The managers remain comfortable with the higher weightings in economically sensitive industries, such as semiconductors, software and industrial goods. The managers feel that while there are near-term jitters in the market due to geo-political uncertainty, the long-term positioning of these industries and the quality companies within the portfolio may result in strong performance.

What is your investment outlook for the coming year?
In looking at the economy, several indicators point to improving business fundamentals in the future, including strong profit growth, low inventory levels, and high productivity levels. The only positive factor that is yet to develop on the corporate side is growth in business spending. This is likely constrained by current geo-political uncertainties, and uneasiness in deploying capital during a time where that capital may not start immediately generating revenues. However, the pre-conditions are set for a recovery on the business side of the U.S. economy. These factors, plus reasonable equity valuations suggest that there is potential for improvement during the remainder of 2003. The portfolio managers will continue to focus on reasonably valued companies that can provide good leverage to the economy and should perform well if the equity market recovers. Furthermore, the managers believe that investing in companies with strong market positions, good products and staying power will offer downside support on valuation but upside growth on earnings when demand returns, which should ultimately provide healthy returns for our clients.

--------------------------------------------------------------------------------

                                                                             11
February 28, 2003
         SMALL CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)



 NUMBER                                                MARKET
OF SHARES                                              VALUE
----------------------------------------------------------------
          COMMON STOCK - 95.61%
          APPAREL & PRODUCTS - 0.64%
   31,100 Charming Shoppes, Inc. +................. $     90,190
    8,700 J. Jill Group, Inc. +....................       89,697
                                                    ------------
                                                         179,887
                                                    ------------
          AUTOMOTIVE - 1.78%
    4,200 Oshkosh Truck Corp., Class B.............      256,620
    6,200 Superior Industries International, Inc...      240,188
                                                    ------------
                                                         496,808
                                                    ------------
          BANKS - 0.60%
    2,300 First State Bancorp......................       54,165
    6,200 Umpqua Holdings Corp.....................      114,762
                                                    ------------
                                                         168,927
                                                    ------------
          BROADCASTING - 1.14%
   22,400 Acme Communications, Inc. +..............      154,336
   18,900 Sinclair Broadcast Group, Inc., Class A +      165,186
                                                    ------------
                                                         319,522
                                                    ------------
          CHEMICAL - 4.56%
    9,900 Cabot Corp...............................      216,810
    7,200 FMC Corp. +..............................      111,816
    2,200 MacDermid, Inc...........................       48,268
   11,700 Minerals Technologies, Inc...............      445,419
   20,700 Nova Chemicals Corp......................      371,565
   30,400 Solutia, Inc.............................       81,472
                                                    ------------
                                                       1,275,350
                                                    ------------
          COMMERCIAL SERVICES - 1.95%
   10,800 Maximus, Inc. +..........................      234,900
   16,100 Plexus Corp. +...........................      158,585
   21,700 PRG-Shultz International, Inc. +.........      152,985
                                                    ------------
                                                         546,470
                                                    ------------
          DRUGS - 1.81%
   13,300 Alpharma, Inc., Class A..................      222,775
    6,100 Medicis Pharmaceutical Corp., Class A +..      284,260
                                                    ------------
                                                         507,035
                                                    ------------

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 13.48%
   19,400 Advanced Energy Industries, Inc. +..... $    199,044
    9,900 C&D Technologies, Inc..................      169,389
   19,100 Cymer, Inc. +..........................      576,820
   26,100 Electro Scientific Industries, Inc. +..      447,615
    3,900 Flir Systems, Inc. +...................      172,419
   10,400 Gentex Corp. +.........................      279,552
   18,400 Merix Corp. +..........................       97,152
   11,900 Mettler Toledo International, Inc. +...      355,334
    7,000 Park Electrochemical Corp..............      107,450
    6,700 PMC-Sierra, Inc. +.....................       37,922
   16,100 Technitrol, Inc. +.....................      245,847
   14,300 Trimble Navigation, Ltd. +.............      239,525
   17,400 Varian, Inc. +.........................      514,518
   13,200 Wilson Greatbatch Technologies, Inc. +.      330,396
                                                  ------------
                                                     3,772,983
                                                  ------------
          FINANCE COMPANIES - 0.14%
    1,500 Financial Federal Corp. +..............       38,010
                                                  ------------
          FINANCIAL SERVICES - 2.85%
    9,200 American Capital Strategies, Ltd.......      227,240
    1,400 Blackrock, Inc., Class A +.............       58,240
    5,500 Doral Financial Corp...................      178,255
    1,900 Jeffries Group, Inc....................       70,186
    9,700 NCO Group, Inc. +......................      143,560
    7,200 Waddell & Reed Financial, Inc., Class A      120,312
                                                  ------------
                                                       797,793
                                                  ------------
          FOODS - 0.92%
    9,900 Bunge, Ltd.............................      256,410
                                                  ------------
          FREIGHT - 5.00%
   21,200 Airborne, Inc..........................      297,648
   28,500 Forward Air Corp. +....................      537,225
   10,400 Knight Transportation, Inc. +..........      202,280
    6,700 Landstar System, Inc. +................      362,604
                                                  ------------
                                                     1,399,757
                                                  ------------
          HOSPITAL SUPPLIES - 2.20%
    9,200 Conceptus, Inc. +......................       69,000
   10,800 Varian Medical Systems, Inc. +.........      545,940
                                                  ------------
                                                       614,940
                                                  ------------

 NUMBER                                                MARKET
OF SHARES                                              VALUE
---------------------------------------------------------------
          HUMAN RESOURCES - 2.09%
    8,300 CDI Corp. +............................... $  188,825
   10,300 Heidrick & Struggles International, Inc. +    118,965
   14,400 Resources Connection, Inc. +..............    277,488
                                                     ----------
                                                        585,278
                                                     ----------
          INFORMATION PROCESSING -
          HARDWARE - 2.49%
   10,900 Advanced Digital Information Corp. +......     83,058
   22,100 Avocent Corp. +...........................    614,822
                                                     ----------
                                                        697,880
                                                     ----------
          INFORMATION PROCESSING -
          SERVICES - 7.46%
   34,300 Adaptec, Inc. +...........................    208,887
   16,300 Catapult Communications Corp. +...........    106,276
    1,300 Cognizant Technology Solutions Corp.,
           Class A +................................     91,260
   43,400 Entrust, Inc. +...........................    119,784
    4,560 Fair Issac & Co., Inc.....................    222,711
   13,100 Jack Henry & Associates, Inc..............    150,650
   27,100 National Instruments Corp. +..............    912,728
    5,600 ProBusiness Services, Inc. +..............     82,656
   18,000 webMethods, Inc. +........................    194,040
                                                     ----------
                                                      2,088,992
                                                     ----------
          INFORMATION PROCESSING -
          SOFTWARE - 4.50%
   36,100 Ascential Software Corp. +................    110,827
   29,200 Aspen Technologies, Inc. +................     73,292
   30,400 Borland Software Corp. +..................    306,736
    9,600 Global Payments, Inc......................    268,224
    3,400 Hyperion Solutions Corp. +................     87,516
   26,900 Informatica Corp. +.......................    172,698
   14,200 Keane, Inc. +.............................    113,742
   21,200 Lawson Software, Inc. +...................    127,200
                                                     ----------
                                                      1,260,235
                                                     ----------
          INSURANCE - 1.99%
   11,800 AmerUs Group Co...........................    309,514
    3,300 IPC Holdings, Ltd.........................     93,225
   19,800 Phoenix Cos., Inc.........................    154,044
                                                     ----------
                                                        556,783
                                                     ----------

--------------------------------------------------------------------------------

12
   SMALL CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              February 28, 2003


 NUMBER                                        MARKET
OF SHARES                                      VALUE
-------------------------------------------------------
          LEISURE AND TOURISM - 2.61%
   12,000 Four Seasons Hotels, Inc.......... $  314,280
    9,100 Pegasus Solutions, Inc. +.........     88,179
   18,100 Station Casinos, Inc. +...........    328,515
                                             ----------
                                                730,974
                                             ----------
          MACHINERY - 3.37%
   81,800 CNH Global NV.....................    137,424
    8,000 Cognex Corp. +....................    181,600
    8,900 Crane Co..........................    153,792
    4,600 Cuno, Inc. +......................    159,758
   10,200 Flowserve Corp. +.................    121,992
    5,200 Pentair, Inc......................    189,020
                                             ----------
                                                943,586
                                             ----------
          MEDICAL TECHNOLOGY - 0.65%
    5,900 Atherogenics, Inc. +..............     50,740
    6,500 InterMune, Inc. +.................    129,740
                                             ----------
                                                180,480
                                             ----------
          METALS - 1.87%
    9,100 Cleveland-Cliffs, Inc. +..........    191,828
    2,100 Maverick Tube Corp. +.............     36,624
   10,000 Reliance Steel & Aluminum Co......    163,500
    4,600 Roper Industries, Inc.............    132,710
                                             ----------
                                                524,662
                                             ----------
          MULTIMEDIA - 0.69%
   27,400 Entravision Communications Corp. +    191,800
                                             ----------
          OIL AND GAS - 10.55%
   16,100 Cal Dive International, Inc. +....    300,587
   21,400 Chesapeake Energy Corp............    173,768
   11,800 Energen Corp......................    358,956
   13,900 FMC Technologies, Inc. +..........    277,305
   17,600 Patterson-UTI Energy, Inc. +......    583,264
   30,500 PetroQuest Energy, Inc. +.........     60,390
   12,700 Premcor, Inc. +...................    318,897
    8,900 Spinnaker Exploration Co. +.......    170,435
   12,300 Stone Energy Corp. +..............    421,275
   16,100 Superior Energy Services, Inc. +..    139,587
   16,100 Swift Energy Co. +................    149,891
                                             ----------
                                              2,954,355
                                             ----------

SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          POLLUTION CONTROL - 0.02%
   24,000 U S Liquids, Inc. +.................. $      6,720
                                                ------------
          REAL ESTATE - 0.77%
   15,500 Jones Lang LaSalle, Inc. +...........      214,675
                                                ------------
          REAL ESTATE INVESTMENT TRUSTS - 0.64%
    5,600 Colonial Properties Trust............      179,312
                                                ------------
          RETAIL - 2.49%
    5,800 Cost Plus, Inc. +....................      134,850
    6,400 Fred's, Inc., Class A................      156,032
    5,400 Guitar Center, Inc. +................      110,268
    4,100 Regis Corp...........................       95,530
   11,700 Tuesday Morning Corp. +..............      201,357
                                                ------------
                                                     698,037
                                                ------------
          SEMICONDUCTORS - 13.83%
   44,200 ARM Holdings, PLC ADR +..............      111,826
   24,700 Atmel Corp. +........................       43,472
   20,100 Credence Systems Corp. +.............      143,514
   16,100 Exar Corp. +.........................      202,377
   35,100 Integrated Circuit Systems, Inc. +...      837,486
   18,300 Integrated Device Technology, Inc. +.      159,210
    5,400 Integrated Silicon Solution, Inc. +..       14,850
    6,000 Intersil Corp., Class A +............       93,900
   23,900 Lam Research Corp. +.................      318,587
   32,500 Micrel, Inc. +.......................      319,800
    8,600 Pericom Semiconductor Corp. +........       74,820
    9,000 Rudolph Technologies, Inc. +.........      124,110
   35,100 Semtech Corp. +......................      515,268
   35,400 Varian Semiconductor Equipment
           Associates, Inc. +..................      911,550
                                                ------------
                                                   3,870,770
                                                ------------
          TELECOMMUNICATIONS - 2.12%
   28,900 Advanced Fibre Communications, Inc. +      460,955
   15,300 Anaren, Inc. +.......................      131,121
                                                ------------
                                                     592,076
                                                ------------
          UTILITIES - ELECTRIC - 0.40%
    7,900 Headwaters, Inc. +...................      110,758
                                                ------------
          TOTAL COMMON STOCK
          (Cost $33,201,166)...................   26,761,265
                                                ------------

   PAR                                                 MARKET
  VALUE                                                VALUE
----------------------------------------------------------------
           SHORT-TERM INVESTMENTS - 3.91%
           GOVERNMENT AGENCIES - 3.91%
$1,095,000 Federal National Mtg. Assoc. Disc. Notes
             1.26% due 3/3/03....................... $ 1,094,923
                                                     -----------
           TOTAL SHORT-TERM INVESTMENTS
           (Cost $1,094,923)........................   1,094,923
                                                     -----------
           TOTAL INVESTMENTS
           (Cost $34,296,089) - 99.52%..............  27,856,188
           Other assets and liabilities, net - 0.48%     135,688
                                                     -----------
           NET ASSETS - 100%........................ $27,991,876
                                                     -----------
           + Non-income producing



--------------------------------------------------------------------------------

                                                                             13
                       LARGE CAP VALUE FUND (Unaudited)
February 28, 2003



                        Average Annual Total Return/(a)/
                   ------------------------------------------
                   6 Months  1 Year  3 Year  Since Inception*
                   ------------------------------------------
                   (8.36%)  (15.14%) (0.91%)      1.78%

*September 21, 1998
/(a)/Average annual total returns are net of expenses.

                           [CHART]

Growth of $10,000 Investment

            Large Cap Value Fund  Russell 1000/(R)/ Value Index
            --------------------  -----------------------------
 9/21/98       $10,000.00                $10,000.00
12/31/98        11,676.97                 11,605.41
 8/31/99
12/31/99        12,296.48                 12,458.03
 8/31/00
12/29/00        12,983.37                 13,332.09
 8/31/01
12/31/01        12,747.87                 12,586.83
 8/30/02
12/31/02        11,219.61                 10,632.96
 2/28/03        10,812.37                 10,099.94


Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

               1. Exxon Mobil Corp.......................... 5.14%
               2. Citigroup, Inc............................ 3.69%
               3. Bank of America Corp...................... 3.38%
               4. Verizon Communications, Inc............... 1.99%
               5. Washington Mutual, Inc.................... 1.96%
               6. U.S. Bancorp.............................. 1.81%
               7. Travelers Property Casualty Corp., Class B 1.77%
               8. Wells Fargo & Co.......................... 1.63%
               9. AFLAC, Inc................................ 1.62%
              10. MetLife, Inc.............................. 1.54%

MANAGEMENT OVERVIEW
A discussion with SSgA Funds Management, Inc.

How did you manage the portfolio over the past semi-annual period?
For the 6-months ending February 28, 2003 the Fund returned -8.36% versus the Russell 1000 Value Index, the Fund's benchmark, return of -7.80%--a modest deficit of -0.56%. Throughout the last six months the Fund's holdings in the consumer discretionary, consumer staples and telecommunications sectors have led to under-performance relative to the Russell 1000 Value Index. Our investment process incorporates perspectives on valuation, quality and sentiment. During the period these components exhibited mixed stock picking ability. Beginning in early October 2002 and continuing in November 2002, low quality, weak earning companies experienced a speculative run up in price--we do not find these types of stocks to be attractive and therefore missed out on some short term gains. That changed in December 2002, as financial fundamentals (cash flow, quality earnings and improving earnings growth potential) became the focus of investors. Since then, noteworthy contributors to performance at the sector level include health care, financials and technology. The Fund continues to be broadly diversified and maintains sector and industry exposures that are similar to those of the Russell 1000 Value Index.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
The Large Cap Value Fund is overweight relative to the Russell 1000 Value Index in the financials, technology, consumer discretionary and health care sectors. We continue to find attractive investment opportunities in the thrifts, financial services, software, specialty retail and medical products industries. We have recently entered into a position in Rent-A-Center, Inc. The largest rent-to-own operator in the U.S. is inexpensive relative to its specialty retail peers, has an improving earnings growth outlook and is generating solid free cash flow. These attractive characteristics have led us to build an overweight position in the stock. Similarly, analysts have been increasing their earnings expectations for toy-maker Mattel. The company has also demonstrated its ability to organically fund its growth through excess cash flows and high-quality earnings as measured by changes in net operating assets. The Fund has a sizable overweight in Mattel relative to the benchmark.

What is your investment outlook for the coming year?
The Large Cap Value Fund continues to be positioned a bit defensively given mixed economic news and tense situations abroad. Consumers continue to refinance in this low interest rate environment however the unemployment news is becoming a bigger drag on confidence. On the corporate side, the latest manufacturing reports have been positive but profits continue to be soft so we are moving slowly into positions that will benefit as capital spending strengthens. Finally, the uncertainty abroad and on-going concerns about terrorism makes the somewhat defensive posture of the Fund appropriate. As always, our positions are driven by stock selection.


--------------------------------------------------------------------------------

14
         LARGE CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited)
                                                              February 28, 2003


 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          COMMON STOCK - 100.67%
          AEROSPACE/DEFENSE - 0.62%
    5,900 Honeywell International, Inc........ $    135,051
    1,100 United Technologies Corp............       64,438
                                               ------------
                                                    199,489
                                               ------------
          APPAREL & PRODUCTS - 0.63%
    6,000 VF Corp.............................      203,100
                                               ------------
          AUTOMOTIVE - 2.95%
    4,400 AutoZone, Inc. +....................      289,520
    4,700 Carlisle Cos., Inc..................      200,267
    4,700 General Motors Corp.................      158,719
    7,900 Lear Corp. +........................      300,042
                                               ------------
                                                    948,548
                                               ------------
          BANKS - 13.03%
   15,700 Bank of America Corp................    1,087,068
    8,900 Bank One Corp.......................      320,667
   11,000 First Tennessee National Corp.......      420,090
    9,200 Greater Bay Bancorp.................      147,292
    5,600 National City Corp..................      154,672
   27,800 U.S. Bancorp........................      581,576
   10,050 Union Planters Corp.................      276,576
    6,000 UnionBanCal Corp....................      249,720
   12,100 Wachovia Corp.......................      429,308
   11,600 Wells Fargo & Co....................      526,060
                                               ------------
                                                  4,193,029
                                               ------------
          BROADCASTING - 2.23%
    9,200 Clear Channel Communications, Inc. +      335,892
   13,051 Comcast Corp., Class A +............      381,350
                                               ------------
                                                    717,242
                                               ------------
          BUILDING MATERIALS - 0.85%
   10,300 Sherwin-Williams Co.................      275,010
                                               ------------
          CHEMICAL - 0.81%
    4,100 E.I. du Pont de Nemours and Co......      150,347
    6,700 Monsanto Co.........................      110,014
                                               ------------
                                                    260,361
                                               ------------
          COMMERCIAL SERVICES - 1.07%
    6,900 Rent-A-Center, Inc. +...............      344,655
                                               ------------

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
-----------------------------------------------------------------
          CONGLOMERATES - 0.74%
    1,900 3M Co..................................... $    238,203
                                                     ------------
          DRUGS - 2.19%
    8,100 Merck & Co., Inc..........................      427,275
    9,750 Mylan Laboratories, Inc...................      278,363
                                                     ------------
                                                          705,638
                                                     ------------
          ELECTRONICS/ELECTRICAL EQUIPMENT - 1.24%
   16,800 American Power Conversion Corp. +.........      262,752
    4,800 Fisher Scientific International, Inc. +...      137,904
                                                     ------------
                                                          400,656
                                                     ------------
          FINANCIAL SERVICES - 9.80%
    9,400 Capital One Financial Corp................      291,118
   35,600 Citigroup, Inc............................    1,186,904
    4,200 Fannie Mae................................      269,220
    4,500 Freddie Mac...............................      245,925
   19,500 JP Morgan Chase & Co......................      442,260
    2,500 Lehman Brothers Holdings, Inc.............      138,425
    6,700 Merrill Lynch & Co., Inc..................      228,336
    9,600 Morgan Stanley............................      353,760
                                                     ------------
                                                        3,155,948
                                                     ------------
          FOODS - 0.94%
   13,100 ConAgra Foods, Inc........................      302,217
                                                     ------------
          HEALTHCARE - 0.82%
    3,900 Wellpoint Health Networks, Inc., Class A +      265,239
                                                     ------------
          HEAVY DUTY TRUCKS/PARTS - 0.44%
   16,600 Dana Corp.................................      142,096
                                                     ------------
          HOME BUILDERS - 0.82%
    5,600 KB Home...................................      262,640
                                                     ------------
          HOSPITAL SUPPLIES - 1.19%
    3,700 Johnson & Johnson.........................      194,065
    4,100 St. Jude Medical, Inc. +..................      187,288
                                                     ------------
                                                          381,353
                                                     ------------
          HOUSEHOLD PRODUCTS - 2.97%
    6,800 Clorox Co.................................      287,708
   12,200 Dial Corp.................................      221,918
    4,300 Procter & Gamble Co.......................      351,998
    1,900 Scotts Co., Class A +.....................       95,665
                                                     ------------
                                                          957,289
                                                     ------------

 NUMBER                                                 MARKET
OF SHARES                                               VALUE
-----------------------------------------------------------------
          INFORMATION PROCESSING -
          HARDWARE - 3.20%
   16,276 Hewlett-Packard Co........................ $    257,975
   10,800 Ingram Micro, Inc., Class A +.............      111,888
    4,800 International Business Machines Corp......      374,160
   12,400 Storage Technology Corp. +................      286,812
                                                     ------------
                                                        1,030,835
                                                     ------------
          INFORMATION PROCESSING -
          SERVICES - 0.62%
    9,500 CheckFree Corp. +.........................      199,500
                                                     ------------
          INFORMATION PROCESSING -
          SOFTWARE - 3.33%
   16,500 BMC Software, Inc. +......................      320,100
   19,900 Citrix Systems, Inc. +....................      238,800
   18,000 Computer Associates International, Inc....      240,300
    6,700 Symantec Corp. +..........................      271,350
                                                     ------------
                                                        1,070,550
                                                     ------------
          INSURANCE - 9.39%
   16,700 AFLAC, Inc................................      521,875
   15,000 Allstate Corp.............................      474,450
    7,500 Fidelity National Financial, Inc..........      246,225
   15,000 John Hancock Financial Services, Inc......      421,500
   18,900 MetLife, Inc..............................      494,613
   10,800 Old Republic International Corp...........      294,840
   35,900 Travelers Property Casualty Corp., Class B      570,810
                                                     ------------
                                                        3,024,313
                                                     ------------
          LEISURE AND TOURISM - 1.09%
   16,500 Mattel, Inc...............................      351,780
                                                     ------------
          MACHINERY - 1.40%
   10,900 Deere & Co................................      451,042
                                                     ------------
          MEDICAL TECHNOLOGY - 0.54%
    4,900 Genentech, Inc. +.........................      173,264
                                                     ------------
          MULTIMEDIA - 4.78%
   21,000 AOL Time Warner, Inc. +...................      237,720
    4,700 Gannett Co., Inc..........................      339,199
    5,100 McGraw-Hill Cos., Inc.....................      286,824
   10,000 Viacom, Inc., Class B +...................      371,300
   17,800 Walt Disney Co............................      303,668
                                                     ------------
                                                        1,538,711
                                                     ------------

--------------------------------------------------------------------------------

                                                                             15
February 28, 2003
    LARGE CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          OIL AND GAS - 10.52%
    4,300 Apache Corp.......................... $    280,704
    5,400 ChevronTexaco Corp...................      346,518
    3,200 ConocoPhillips.......................      162,240
   48,640 Exxon Mobil Corp.....................    1,654,733
   12,900 Marathon Oil Corp....................      297,861
   11,500 Occidental Petroleum Corp............      343,850
   11,900 XTO Energy, Inc......................      299,999
                                                ------------
                                                   3,385,905
                                                ------------
          PAPER/FOREST PRODUCTS - 1.11%
   18,000 Pactiv Corp. +.......................      355,680
                                                ------------
          PUBLISHING - 0.54%
    3,900 Tribune Co...........................      174,915
                                                ------------
          RAILROADS & EQUIPMENT - 1.15%
   14,800 Burlington Northern Santa Fe Corp....      370,000
                                                ------------
          REGISTERED INVESTMENT
          COMPANIES - 1.15%
  368,547 American AAdvantage Money
           Market Fund +.......................      368,547
                                                ------------
          RETAIL - 1.05%
   11,600 SUPERVALU, Inc.......................      161,472
   14,500 Winn-Dixie Stores, Inc...............      176,900
                                                ------------
                                                     338,372
                                                ------------
          SAVINGS & LOAN - 3.91%
    4,500 Golden West Financial Corp...........      325,800
    7,100 GreenPoint Financial Corp............      301,608
   18,300 Washington Mutual, Inc...............      631,899
                                                ------------
                                                   1,259,307
                                                ------------
          TELECOMMUNICATIONS - 4.99%
   13,580 AT&T Corp............................      251,773
   13,100 BellSouth Corp.......................      283,877
   19,900 Motorola, Inc........................      167,558
   12,100 Nextel Communications, Inc. Class A +      170,368
    7,200 Scientific-Atlanta, Inc..............       94,536
   18,500 Verizon Communications, Inc..........      639,730
                                                ------------
                                                   1,607,842
                                                ------------

SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          TOBACCO - 0.79%
    6,600 Altria Group, Inc.................... $   255,090
                                                -----------
          UTILITIES - COMMUNICATION - 2.28%
   20,163 SBC Communications, Inc..............     419,390
   24,700 Sprint Corp. (FON Group).............     313,690
                                                -----------
                                                    733,080
                                                -----------
          UTILITIES - ELECTRIC - 5.49%
    7,100 Entergy Corp.........................     323,405
    9,500 Exelon Corp..........................     466,925
   13,100 PPL Corp.............................     460,727
   10,200 Public Service Enterprise Group, Inc.     353,226
    5,800 Southern Co..........................     163,618
                                                -----------
                                                  1,767,901
                                                -----------
          TOTAL INVESTMENTS
          (Cost $34,496,834) - 100.67%.........  32,409,347
                                                -----------
          Other assets and liabilities,
           net - (0.67)%.......................   (217,288)
                                                -----------
          NET ASSETS - 100%.................... $32,192,059
                                                -----------
          + Non-income producing





--------------------------------------------------------------------------------

16
                                                              February 28, 2003
                        MID CAP VALUE FUND (Unaudited)


                        Average Annual Total Return/(a)/
                   ------------------------------------------
                   6 Months  1 Year  3 Years Since Inception*
                   ------------------------------------------
                   (7.77%)  (19.04%)  1.53%       9.95%

*September 21, 1998
/(a)/Average annual total returns are net of expenses.

                             [CHART]

Growth of $10,000 Investment

           Mid Cap Value Fund   Russell 2500/(R)/ Value Index
           ------------------   -----------------------------
 9/21/98      $10,000.00                  $10,000.00
12/31/98       11,988.45                   11,125.75
 8/31/99
12/31/99       14,652.25                   11,291.82
 8/31/00
12/31/00       18,896.69                   13,639.08
 8/31/01
12/31/01       18,549.65                   14,967.48
 8/31/02
12/31/02       15,960.14                   13,489.49
 2/28/03       15,233.24                   12,760.94

Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                 1. Harman International Industries, Inc. 3.74%
                 2. Reinsurance Group of America, Inc.... 2.65%
                 3. Dean Foods Co........................ 2.54%
                 4. Ambac Financial Group, Inc........... 2.49%
                 5. Republic Services, Inc., Class A..... 2.33%
                 6. UnionBanCal Corp..................... 2.21%
                 7. Bunge, Ltd........................... 2.07%
                 8. Webster Financial Corp............... 2.05%
                 9. PPL Corp............................. 1.77%
                10. Constellation Brands, Inc., Class A.. 1.74%

MANAGEMENT OVERVIEW
A discussion with Wellington Management Co., LLP

How did you manage the portfolio over the past semi-annual period?
During the semi-annual period ending February 2003, equity markets experienced a significant level of volatility due to various economic and political pressures. Market sentiment reflected extreme levels of risk aversion during the first six weeks of this period, which made for a challenging environment for the portfolio. Our performance improved significantly over the following seven weeks as market sentiment improved. For the remaining three months of the period, equity markets deteriorated on concerns about the pace of economic recovery, the continued threat of global terrorism, and a looming war with Iraq.

During this period we continued to position the portfolio to benefit from a gradually improving economy, and found a number of attractively valued new opportunities that we used to replace existing holdings where fundamentals had deteriorated. At the overall portfolio level we have added value relative to the benchmark, the Russell 2500 Value Index, primarily from sector allocation. Relative to the benchmark, our stock selection has been very strong in certain sectors, but less so in others, and has contributed marginally to overall outperformance of the benchmark on a gross basis.

Sectors contributing to relative outperformance include Consumer Discretionary, Consumer Staples, and Energy. Sectors detracting from performance include Industrials, Financials, and Information Technology. We were overweight in the Energy sector during the period, which was the top performing sector in the benchmark. Consumer Staples was another strong relative performer, where we held an overweight position and significantly outperformed the benchmark sector. We maintained a neutral position in Consumer Discretionary, but significantly outperformed the benchmark sector return due to stock selection. In particular, Harman International Industries, Inc., one of our largest holdings, was the top contributor to the portfolio's performance. Within Industrials, our overall stock positioning detracted from relative returns. In Financials, our underweight positions in banks and REITs, as well as our stock positioning hurt returns. Within Technology, our overweight position was a positive, however this was hampered by our stock selection.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
Within Energy, our overweight sector stance assisted both relative and absolute performance during the six-month period. Many of our stocks were stellar performers, as the natural gas market tightened on strong fundamentals and cold weather, while the crude oil price increased ahead of a war with Iraq, and on strike disruptions in Venezuela. We trimmed back our overweight somewhat during the period, but continue to have exposure to a number of exploration and production companies who are continuing to grow their North American natural gas production in what we believe should continue to be a relatively tight market. Within refining, industry leader Valero Energy Corp. proved to be a very successful holding. One of the few negative contributors to performance within this sector was Devon Energy, which was hurt by lower management guidance for production growth and acknowledged increasing cost headwinds. However, toward the end of the period, Devon announced a merger on very attractive terms with one of our other portfolio holdings, Ocean Energy, Inc., which should improve their growth and cost profile.

We were somewhat underweight in Consumer Discretionary early in the period. We sold our traditional retail stocks earlier in the year as they had reached our target prices and we had concerns about a weak holiday spending environment. We do not look to the consumer to provide much incremental thrust to the economy anytime soon, given high energy prices, high debt levels, eroding consumer confidence, continuing unemployment, and a refinancing boom that has likely peaked. However, during the latter part of the period, as the disappointing results that we had anticipated were reported, a number of stocks came under heavy selling pressure and we stepped up to take advantage of some very compelling valuations. We initiated positions in stocks like Footlocker, Blockbuster, Inc. and Ann Taylor, which moved our overall sector weighting back up to a slight overweight by the end of the period.

Our overweight positioning and stock selection within Consumer Staples resulted in the second highest sector contributor to relative performance over the period in question. Our top two sector holdings, both overweight, were Dean Foods Co. and Bunge, Ltd.

What is your investment outlook for the coming year?
We expect 2003 to be a year of tempered recovery, and look to the corporate sector to provide more of the thrust than the consumer. Growth during the first quarter has been disappointing as most companies are extremely cautious given geopolitical uncertainties. While the corporate healing process continues, we believe business spending is poised for recovery once we get the war with Iraq successfully behind us. Corporate profits are improving, capacity utilization while still less-than-desired is improving, inventories are very low, considerable balance sheet repair has already occurred with credit expanding, and we think there are pent-up needs for IT spending. Consumer spending, unlike most recoveries, will likely remain sluggish, for the reasons noted above. We anticipate a US GDP growth rate of 2-3% for 2003, but the outcome of the war in Iraq is a huge swing factor and we will hopefully have a much clearer picture shortly. Meanwhile, we find equity valuations attractive and are evaluating a number of stocks that look interesting to us.

--------------------------------------------------------------------------------

                                                                             17
February 28, 2003
          MID CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited)


 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          COMMON STOCK - 97.02%
          AIRLINES - 1.03%
   37,800 Continental Airlines, Inc., Class B + $    192,780
   95,700 ExpressJet Holdings, Inc. +..........      765,600
                                                ------------
                                                     958,380
                                                ------------
          APPAREL & PRODUCTS - 0.93%
   16,300 AnnTaylor Stores Corp. +.............      316,220
   16,400 VF Corp..............................      555,140
                                                ------------
                                                     871,360
                                                ------------
          AUTOMOTIVE - 1.40%
   13,700 BorgWarner, Inc......................      715,414
   18,100 Michelin (C.G.D.E.), Class B +.......      587,278
                                                ------------
                                                   1,302,692
                                                ------------
          BANKS - 5.17%
   43,800 Charter One Financial, Inc...........    1,266,258
   82,200 Hibernia Corp., Class A..............    1,489,464
   49,500 UnionBanCal Corp.....................    2,060,190
                                                ------------
                                                   4,815,912
                                                ------------
          BEVERAGES - 1.74%
   65,800 Constellation Brands, Inc., Class A +    1,620,654
                                                ------------
          BROADCASTING - 0.71%
  248,900 UnitedGlobalCom, Inc., Class A +.....      667,052
                                                ------------
          BUILDING MATERIALS - 0.41%
   13,500 Lafarge North America, Inc...........      381,780
                                                ------------
          CHEMICAL - 1.22%
   54,700 Engelhard Corp.......................    1,135,025
                                                ------------
          COMMERCIAL SERVICES - 3.80%
  191,800 BearingPoint, Inc. +.................    1,258,208
   32,100 Rent-A-Center, Inc. +................    1,603,395
   78,400 United Rentals, Inc. +...............      676,592
                                                ------------
                                                   3,538,195
                                                ------------
          CONGLOMERATES - 0.37%
    6,200 ITT Industries, Inc..................      348,626
                                                ------------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          ELECTRONICS/ELECTRICAL EQUIPMENT - 10.15%
   36,000 Ametek, Inc.......................... $  1,187,280
  105,100 Arrow Electronics, Inc. +............    1,511,338
  128,500 Flextronics International, Ltd. +....    1,115,380
   54,900 Harman International Industries, Inc.    3,487,797
  209,200 Solectron Corp. +....................      658,980
  148,700 Vishay Intertechnology, Inc. +.......    1,501,870
                                                ------------
                                                   9,462,645
                                                ------------
          FERTILIZERS - 0.98%
  103,700 IMC Global, Inc......................      913,597
                                                ------------
          FINANCIAL SERVICES - 2.32%
   57,400 CIT Group, Inc.......................      985,558
   24,000 Legg Mason, Inc......................    1,181,520
                                                ------------
                                                   2,167,078
                                                ------------
          FOODS - 6.02%
   74,500 Bunge, Ltd...........................    1,929,550
   56,100 Dean Foods Co. +.....................    2,365,737
   63,500 Sensient Technologies Corp...........    1,314,450
                                                ------------
                                                   5,609,737
                                                ------------
          FOOTWEAR - 1.15%
  104,900 Foot Locker, Inc.....................    1,069,980
                                                ------------
          FREIGHT - 2.04%
   34,100 CNF, Inc.............................      981,057
   48,900 Werner Enterprises, Inc..............      916,875
                                                ------------
                                                   1,897,932
                                                ------------
          HARDWARE & TOOLS - 1.18%
   30,100 Black & Decker Corp..................    1,104,670
                                                ------------
          HEALTHCARE - 3.42%
   44,900 Health Net, Inc. +...................    1,127,439
   28,400 Laboratory Corp. of America +........      788,668
   45,600 Oxford Health Plans, Inc. +..........    1,276,800
                                                ------------
                                                   3,192,907
                                                ------------
          HOME BUILDERS - 0.89%
    7,600 Beazer Homes USA, Inc. +.............      443,536
   19,800 Toll Brothers, Inc. +................      383,526
                                                ------------
                                                     827,062
                                                ------------

 NUMBER                                          MARKET
OF SHARES                                        VALUE
----------------------------------------------------------
          HOSPITAL SUPPLIES - 2.52%
   20,800 CR Bard, Inc....................... $  1,229,280
   32,050 Dentsply International, Inc........    1,117,904
                                              ------------
                                                 2,347,184
                                              ------------
          INFORMATION PROCESSING -
          HARDWARE - 0.25%
   24,700 Seagate Technology +...............      228,969
                                              ------------
          INFORMATION PROCESSING -
          SOFTWARE - 1.65%
  104,500 Sybase, Inc. +.....................    1,535,105
                                              ------------
          INSURANCE - 9.65%
   37,600 Ace, Ltd...........................    1,041,896
   47,500 Ambac Financial Group, Inc.........    2,320,375
   59,800 Converium Holding AG ADR +.........    1,273,740
   93,500 Reinsurance Group of America, Inc..    2,471,205
   29,600 RenaissanceRe Holdings, Ltd........    1,097,568
   25,600 St. Paul Cos., Inc.................      790,016
                                              ------------
                                                 8,994,800
                                              ------------
          LEISURE AND TOURISM - 3.16%
   16,500 Argosy Gaming Co. +................      264,165
  134,000 Bally Total Fitness Holding Corp. +      763,800
   58,900 Blockbuster, Inc., Class A.........      901,170
   74,000 Callaway Golf Co...................      849,520
    9,600 Penn National Gaming, Inc. +.......      163,584
                                              ------------
                                                 2,942,239
                                              ------------
          MACHINERY - 2.21%
   43,500 Flowserve Corp. +..................      520,260
   53,200 Granite Construction, Inc..........      881,524
   28,700 Rockwell Automation, Inc...........      660,387
                                              ------------
                                                 2,062,171
                                              ------------
          MEDICAL TECHNOLOGY - 0.60%
   23,700 Cambrex Corp.......................      562,401
                                              ------------
          METALS - 1.18%
   83,900 AK Steel Holding Corp. +...........      460,611
   63,600 Grupo Imsa SA de CV................      639,180
                                              ------------
                                                 1,099,791
                                              ------------

--------------------------------------------------------------------------------

18
    MID CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              February 28, 2003


 NUMBER                                                   MARKET
OF SHARES                                                 VALUE
-------------------------------------------------------------------
          MOBILE HOMES - 0.41%
   33,800 Clayton Homes, Inc.......................... $    380,588
                                                       ------------
          OIL AND GAS - 8.66%
   20,500 Devon Energy Corp...........................      988,100
   33,200 IHC Caland NV +.............................    1,476,252
   15,200 Noble Corp. +...............................      551,760
   80,600 Ocean Energy, Inc...........................    1,617,642
   36,700 Petro-Canada................................    1,316,429
   18,700 Valero Energy Corp..........................      729,487
   55,400 XTO Energy, Inc.............................    1,396,634
                                                       ------------
                                                          8,076,304
                                                       ------------
          PAPER/FOREST PRODUCTS - 4.03%
  145,600 Abitibi-Cons., Inc..........................    1,084,720
   66,500 Pactiv Corp. +..............................    1,314,040
  102,900 Smurfit-Stone Container Corp. +.............    1,362,396
                                                       ------------
                                                          3,761,156
                                                       ------------
          POLLUTION CONTROL - 2.33%
  113,900 Republic Services, Inc., Class A +..........    2,172,073
                                                       ------------
          PUBLISHING - 0.70%
   60,500 Readers Digest Assoc., Inc., Class A........      654,005
                                                       ------------
          RAILROADS & EQUIPMENT - 1.34%
   29,400 Canadian National Railway Co................    1,248,324
                                                       ------------
          REAL ESTATE INVESTMENT TRUSTS - 0.57%
   15,900 Rouse Co....................................      530,424
                                                       ------------
          RETAIL - 1.40%
   62,600 United Stationers, Inc. +...................    1,303,332
                                                       ------------
          SAVINGS & LOAN - 2.05%
   53,600 Webster Financial Corp......................    1,908,160
                                                       ------------
          SEMICONDUCTORS - 4.16%
  212,700 Axcelis Technologies, Inc. +................    1,286,835
  112,200 Fairchild Semiconductor International, Inc.,
           Class A +..................................    1,364,352
  106,200 Teradyne, Inc. +............................    1,230,858
                                                       ------------
                                                          3,882,045
                                                       ------------
          TELECOMMUNICATIONS - 0.02%
   25,800 McLeodUSA, Inc., Class A +..................       17,028
                                                       ------------

SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
           UTILITIES - ELECTRIC - 5.20%
    42,100 Cinergy Corp............................ $ 1,356,883
    20,900 FirstEnergy Corp........................     616,550
    11,100 FPL Group, Inc..........................     621,711
    46,800 PPL Corp................................   1,645,956
    15,500 Progress Energy, Inc....................     602,950
                                                    -----------
                                                      4,844,050
                                                    -----------
           TOTAL COMMON STOCK
           (Cost $103,731,296).....................  90,435,433
                                                    -----------

   PAR
  VALUE
-----------
           SHORT-TERM INVESTMENTS - 2.94%
           REPURCHASE AGREEMENT - 2.94%
$2,738,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 1.24%, dated
            2/28/2003, to be repurchased 3/3/2003
            in the amount of $2,738,283 and
            collateralized by Federal National
            Mortgage Assoc. Notes, bearing interest
            at 3.00%, due 7/29/2004 and having an
            approximate value of $2,821,692
            (Cost $2,738,000)......................   2,738,000
                                                    -----------
           TOTAL INVESTMENTS
           (Cost $106,469,296) - 99.96%............  93,173,433
           Other assets and liabilities,
            net - 0.04%............................      36,092
                                                    -----------
           NET ASSETS - 100%....................... $93,209,525
                                                    -----------
           ADR-AmericanDepository Receipt
           +Non-income producing



--------------------------------------------------------------------------------

                                                                             19
                       SMALL CAP VALUE FUND (Unaudited)
February 28, 2003



                        Average Annual Total Return/(a)/
                   ------------------------------------------
                   6 Months  1 Year  3 Years Since Inception*
                   ------------------------------------------
                   (10.09%) (20.29%)  1.35%       2.63%

*September 21, 1998
/(a)/Average annual total returns are net of expenses.

                             [CHART]

Growth of $10,000 Investment

          Small Cap Value Fund  Russell 2000/(R)/ Value Index
          --------------------  -----------------------------
 9/21/98        $10,000.00               $10,000.00
12/31/98         11,282.42                10,943.23
 8/31/99
12/31/99         10,540.87                10,780.40
 8/31/00
12/29/00         12,875.89                13,241.06
 8/31/01
12/31/01         13,790.60                15,097.96
 8/31/02
12/31/02         12,070.87                13,373.00
 2/28/03         11,222.31                12,560.57


Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

 1. PMI Group, Inc.................. 2.18%
 2. Teekay Shipping Corp............ 1.56%
 3. Cummins, Inc.................... 1.46%
 4. Trinity Industries, Inc......... 1.45%
 5. Health Net, Inc................. 1.35%
 6. Humana, Inc..................... 1.34%
 7. Pride International, Inc........ 1.25%
 8. United Stationers, Inc.......... 1.22%
 9. Overseas Shipholding Group, Inc. 1.17%
10. Zale Corp....................... 1.10%

MANAGEMENT OVERVIEW
A discussion with Banc One Investment Advisors Corp.

How did you manage the portfolio over the past semi-annual period?
We continued to invest in companies selling at low price/book, price/earnings, and price/cash flow multiples. In addition, we emphasize companies having sound financial structures and sustainable business models.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
The market is pricing skepticism of an economic recovery into cyclical stocks. We believe an economic recovery is in place. Consequently, we have been finding good companies selling at attractive valuations in industries with above-average economic exposure such as consumer cyclicals and retail. For example, we have recently added a position in Furniture Brands to our portfolio. The stock sells at an attractive valuation on a price/book, price/cash flow, and price/earnings basis. The company's balance sheet is in good shape and the company continues to pay down debt. And Furniture Brands is the leading player in its industry. Also, the portfolio has added a position in supermarket chain Winn Dixie Stores. Winn Dixie sells at an attractive valuation, has a sound balance sheet, and is showing impressive progress in improving its competitive position in the markets its serves. The fund has underweights in both utilities and REITs. We find both the valuations and the potential earnings growth of these sectors unattractive relative to other sectors of the market.

What is your investment outlook for the coming year?
We believe the economy will continue to improve. As a result, stocks whose earnings have greater economic exposure will benefit disproportionately from economic growth. Therefore, we believe our portfolio's heavier weight in cyclical stocks will result in superior relative performance for the fund as both earnings and valuations increase.

--------------------------------------------------------------------------------

20
         SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited)
                                                              February 28, 2003


 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          COMMON STOCK - 96.86%
          AEROSPACE/DEFENSE - 0.39%
   32,050 AAR Corp.............................. $    142,622
    1,990 Kaman Corp., Class A..................       19,562
                                                 ------------
                                                      162,184
                                                 ------------
          AIRLINES - 0.53%
   10,210 Alaska Air Group, Inc. +..............      185,311
   13,250 Midwest Express Holdings, Inc. +......       31,535
                                                 ------------
                                                      216,846
                                                 ------------
          APPAREL & PRODUCTS - 4.42%
    5,450 American Eagle Outfitters, Inc. +.....       78,861
   16,720 Footstar, Inc. +......................      145,130
   14,100 Kellwood Co...........................      360,960
   22,620 Nautica Enterprises, Inc. +...........      215,342
    2,210 Payless ShoeSource, Inc. +............      103,008
   25,000 Russell Corp..........................      403,750
   21,680 Unifi, Inc. +.........................      110,568
   14,940 UniFirst Corp.........................      280,872
   12,750 Vans, Inc. +..........................       51,383
    4,050 Wolverine World Wide, Inc.............       68,202
                                                 ------------
                                                    1,818,076
                                                 ------------
          APPLIANCES/FURNISHINGS - 2.60%
    9,100 Bassett Furniture Industries, Inc.....      106,470
   23,750 Bush Industries, Inc., Class A........       83,838
   17,840 CompX International, Inc., Class A....      124,523
   12,000 Furniture Brands International, Inc. +      218,520
    3,530 Griffon Corp. +.......................       46,243
    3,520 Helen of Troy, Ltd. +.................       46,077
   14,850 HON Industries, Inc...................      398,128
   17,566 Interface, Inc., Class A..............       46,726
                                                 ------------
                                                    1,070,525
                                                 ------------
          AUTOMOTIVE - 0.95%
   19,880 ArvinMeritor, Inc.....................      303,766
    6,300 Cooper Tire & Rubber Co...............       88,263
                                                 ------------
                                                      392,029
                                                 ------------
          BANKS - 9.71%
    5,020 1st Source Corp.......................       73,945
   11,772 Associated Banc-Corp..................      407,193
    4,280 BancTrust Financial Group, Inc........       56,710
    2,550 City National Corp....................      118,728

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          BANKS - Continued
    4,660 Colonial BancGroup, Inc.............. $     54,009
    8,085 Commerce Bancshares, Inc.............      313,375
    4,000 Community Bank Systems, Inc. +.......      130,760
    5,600 Compass Bancshares, Inc..............      178,192
    1,600 Corus Bankshares, Inc................       69,856
   10,400 First Commonwealth Financial Corp....      122,200
   19,600 FirstMerit Corp......................      386,316
    3,560 Fulton Financial Corp................       65,323
    5,280 GBC Bancorp..........................      121,070
    5,916 Humboldt Bancorp.....................       67,093
    5,202 Mercantile Bank Corp.................      122,091
    2,000 Mercantile Bankshares Corp...........       73,800
    5,531 North Valley Bancorp.................      106,306
    3,370 Old National Bancorp.................       73,736
   17,200 Silicon Valley Bancshares +..........      298,420
      790 Simmons First National Corp., Class A       27,358
    6,850 Susquehanna Bancshares, Inc..........      145,563
   12,180 UMB Financial Corp...................      446,653
    6,430 Washington Trust Bancorp, Inc........      125,899
    7,050 WesBanco, Inc........................      173,430
    7,050 Whitney Holding Corp.................      232,015
                                                ------------
                                                   3,990,041
                                                ------------
          BUILDING MATERIALS - 3.93%
    1,690 Apogee Enterprises, Inc..............       13,807
   11,840 Butler Manufacturing Co..............      213,120
   13,091 Centex Construction Productions, Inc.      433,312
   15,950 Lafarge North America, Inc...........      451,066
      450 LSI Industries, Inc..................        4,550
   10,260 Patrick Industries, Inc..............       73,975
    6,160 Texas Industries, Inc................      122,276
    5,550 Watsco, Inc..........................       77,533
   10,480 York International Corp..............      224,272
                                                ------------
                                                   1,613,911
                                                ------------
          CHEMICAL - 2.39%
   15,720 Ashland, Inc.........................      437,173
    5,550 Hawkins, Inc.........................       46,620
   23,266 Olin Corp............................      383,889
    4,660 Stepan Co............................      113,285
                                                ------------
                                                     980,967
                                                ------------

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
          COMMERCIAL SERVICES - 0.50%
   10,350 Cornell Cos., Inc. +.............. $     82,490
    3,230 Healthcare Services Group, Inc. +.       41,086
    9,150 Wackenhut Corrections Corp. +.....       83,356
                                             ------------
                                                  206,932
                                             ------------
          CONGLOMERATES - 1.45%
   36,850 Trinity Industries, Inc...........      597,338
                                             ------------
          DRUGS - 0.55%
   13,320 D&K Healthcare Resources, Inc.....      124,808
    8,550 Perrigo Co. +.....................      100,463
                                             ------------
                                                  225,271
                                             ------------
          ELECTRONICS/ELECTRICAL EQUIPMENT - 4.52%
      189 ACT Manufacturing, Inc. +.........            0
   24,890 American Power Conversion Corp. +.      389,280
    4,510 Arrow Electronics, Inc. +.........       64,854
   15,790 Avnet, Inc. +.....................      162,637
    1,170 Belden, Inc.......................       15,093
   13,130 Coherent, Inc. +..................      257,085
   19,740 CTS Corp..........................      134,429
   23,240 Cyberoptics Corp. +...............      124,334
   14,300 Kemet Corp. +.....................      114,114
    3,300 Park Electrochemical Corp.........       50,655
    9,450 Paxar Corp. +.....................      129,465
   20,730 Pioneer-Standard Electronics, Inc.      176,412
    3,200 Teleflex, Inc.....................      119,040
   14,750 X-Rite, Inc.......................      119,623
                                             ------------
                                                1,857,021
                                             ------------
          FINANCIAL SERVICES - 1.71%
    5,570 A.G. Edwards, Inc.................      148,552
    8,570 Affiliated Managers Group, Inc. +.      363,453
    6,610 Raymond James Financial, Inc......      168,423
    1,750 Stifel Financial Corp.............       20,650
                                             ------------
                                                  701,078
                                             ------------
          FREIGHT - 7.15%
    5,090 Alexander & Baldwin, Inc..........      126,436
   11,750 CNF, Inc..........................      338,048
    6,640 GATX Corp.........................      102,522
    3,200 Kirby Corp. +.....................       74,304
   21,680 Offshore Logistics, Inc. +........      400,213

--------------------------------------------------------------------------------

                                                                             21
February 28, 2003
   SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                                 MARKET
OF SHARES                                               VALUE
-----------------------------------------------------------------
          FREIGHT - Continued
   30,260 Overseas Shipholding Group, Inc........... $    482,344
   10,500 Ryder System, Inc.........................      238,245
    6,075 SCS Transportation, Inc. +................       67,979
   16,480 Teekay Shipping Corp......................      639,259
   10,400 USFreightways Corp........................      252,824
    9,460 Yellow Corp. +............................      214,458
                                                     ------------
                                                        2,936,632
                                                     ------------
          GAS & PIPELINE UTILITIES - 0.12%
    2,520 Cascade Natural Gas Corp..................       47,981
                                                     ------------
          HARDWARE & TOOLS - 0.64%
    1,500 Lincoln Electric Holdings, Inc............       29,732
    9,350 Snap-on, Inc..............................      233,656
                                                     ------------
                                                          263,388
                                                     ------------
          HEALTHCARE - 4.54%
   22,130 Health Net, Inc. +........................      555,684
   56,370 Humana, Inc. +............................      552,426
   12,100 Manor Care, Inc. +........................      221,793
    7,760 PacifiCare Health Systems, Inc., Class A +      167,616
   21,070 RehabCare Group, Inc. +...................      369,568
                                                     ------------
                                                        1,867,087
                                                     ------------
          HEAVY DUTY TRUCKS/PARTS - 0.67%
   32,310 Dana Corp.................................      276,574
                                                     ------------
          HOSPITAL SUPPLIES - 0.11%
   11,950 STAAR Surgical Co. +......................       44,693
                                                     ------------
          HOUSEHOLD PRODUCTS - 0.55%
   20,570 Oneida, Ltd...............................      226,476
                                                     ------------
          HUMAN RESOURCES - 0.49%
    9,680 Kelly Services, Inc., Class A.............      200,570
                                                     ------------
          INFORMATION PROCESSING -
          HARDWARE - 1.84%
    7,450 Electronics for Imaging, Inc. +...........      123,596
   12,600 Interphase Corp. +........................       41,076
   49,070 Optimal Robotics Corp., Class A +.........      291,966
   13,200 Tech Data Corp. +.........................      298,584
                                                     ------------
                                                          755,222
                                                     ------------

 NUMBER                                          MARKET
OF SHARES                                        VALUE
---------------------------------------------------------
          INFORMATION PROCESSING -
          SERVICES - 0.48%
    8,570 Adaptec, Inc. +..................... $   52,191
   29,950 Braun Consulting, Inc. +............     32,047
      405 Clarent Corp. +.....................          0
    4,850 Micros Systems, Inc. +..............    111,598
    1,059 StarMedia Network, Inc. +...........          1
                                               ----------
                                                  195,837
                                               ----------
          INFORMATION PROCESSING -
          SOFTWARE - 1.29%
    6,600 Agile Software Corp. +..............     43,230
   45,750 Ascential Software Corp. +..........    140,452
   18,600 Autodesk, Inc.......................    269,514
   17,460 Retek, Inc. +.......................     75,951
                                               ----------
                                                  529,147
                                               ----------
          INSURANCE - 6.64%
   10,670 Alfa Corp...........................    124,519
    4,350 Commerce Group, Inc.................    147,987
    4,650 FBL Financial Group, Inc., Class A..     91,140
   24,280 Horace Mann Educators Corp..........    334,336
    5,200 Old Republic International Corp.....    141,960
   33,020 PMI Group, Inc......................    894,842
   10,318 PXRE Group, Ltd.....................    206,360
   15,080 Reinsurance Group of America, Inc...    398,564
    5,190 Selective Insurance Group, Inc......    122,484
   13,100 State Auto Financial Corp...........    213,661
    9,050 Universal American Financial Corp. +     52,490
                                               ----------
                                                2,728,343
                                               ----------
          LEISURE AND TOURISM - 2.44%
   10,950 Arctic Cat, Inc.....................    157,143
    4,950 Bob Evans Farms, Inc................    115,830
   14,350 Brunswick Corp......................    271,215
    3,500 Callaway Golf Co....................     40,180
    1,670 CEC Entertainment, Inc. +...........     42,268
    4,530 Jack In The Box, Inc. +.............     74,790
    4,250 O'Charley's, Inc. +.................     84,533
   16,900 Prime Hospitality Corp. +...........     87,204
   13,500 Steak n Shake Co. +.................    129,735
                                               ----------
                                                1,002,898
                                               ----------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          MACHINERY - 5.49%
   20,700 Applied Industrial Technologies, Inc. $    339,273
    9,970 Briggs & Stratton Corp...............      393,815
   10,650 Cognex Corp. +.......................      241,755
   25,110 Cummins, Inc.........................      601,887
    2,650 Granite Construction, Inc............       43,911
    2,300 Lufkin Industries, Inc...............       53,590
    3,450 NACCO Industries, Inc., Class A......      154,732
    2,200 SPS Technologies, Inc. +.............       48,400
    3,650 Stewart & Stevenson Services, Inc....       35,332
    6,130 Tecumseh Products Co., Class A.......      272,785
    2,130 Tennant Co...........................       71,035
                                                ------------
                                                   2,256,515
                                                ------------
          MEDICAL TECHNOLOGY - 0.61%
   33,200 Maxim Pharmaceuticals, Inc. +........      109,560
    7,360 West Pharmaceutical Services, Inc....      141,091
                                                ------------
                                                     250,651
                                                ------------
          METALS - 2.88%
   18,500 AMCOL International Corp.............      105,450
   26,150 Brush Engineered Materials, Inc. +...      132,581
   10,040 Harsco Corp..........................      302,907
   23,800 Intermet Corp........................       98,294
    1,560 Lawson Products, Inc.................       39,780
    6,210 Maverick Tube Corp. +................      108,302
   12,100 Mueller Industries, Inc. +...........      297,902
   24,440 Wolverine Tube, Inc. +...............      100,204
                                                ------------
                                                   1,185,420
                                                ------------
          MOBILE HOMES - 0.90%
   15,400 Clayton Homes, Inc...................      173,404
    6,350 Coachmen Industries, Inc.............       69,215
   10,900 National R.V. Holdings, Inc. +.......       59,405
    4,010 Palm Harbor Homes, Inc. +............       68,170
                                                ------------
                                                     370,194
                                                ------------
          OIL AND GAS - 3.37%
    7,490 Comstock Resources, Inc. +...........       74,750
    2,200 Newfield Exploration Co. +...........       75,020
    5,400 Ocean Energy, Inc....................      108,378
   14,820 ONEOK, Inc...........................      255,349
   17,790 Petroleum Development Corp. +........      102,809
    6,719 Premcor, Inc. +......................      168,714
   35,400 Pride International, Inc. +..........      513,300
    2,870 Tidewater, Inc.......................       87,879
                                                ------------
                                                   1,386,199
                                                ------------

--------------------------------------------------------------------------------

22
    SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              February 28, 2003



 NUMBER                                          MARKET
OF SHARES                                        VALUE
----------------------------------------------------------
          PAPER/FOREST PRODUCTS - 1.84%
   14,710 Boise Cascade Corp................. $    354,805
    5,200 Glatfelter.........................       51,740
    8,310 Temple-Inland, Inc.................      348,189
                                              ------------
                                                   754,734
                                              ------------
          PUBLISHING - 0.27%
   11,400 Bowne & Co., Inc...................      111,720
                                              ------------
          REAL ESTATE INVESTMENT TRUSTS - 4.23%
   11,590 Boykin Lodging Co..................       91,561
    5,240 Brandywine Realty Trust............      107,787
   11,530 Equity Inns, Inc...................       62,839
   36,570 FelCor Lodging Trust, Inc..........      251,236
    4,150 First Industrial Realty Trust, Inc.      116,615
   16,700 Great Lakes REIT, Inc..............      260,520
   13,600 Highwoods Properties, Inc..........      285,736
    1,330 LaSalle Hotel Properties...........       16,093
    4,500 Post Properties, Inc...............      105,120
    3,250 Prentiss Properties Trust..........       85,182
   16,120 Summit Properties, Inc.............      286,130
    9,590 Winston Hotels, Inc................       68,856
                                              ------------
                                                 1,737,675
                                              ------------
          RETAIL - 9.21%
   11,850 Bon-Ton Stores, Inc. +.............       45,267
   27,000 Borders Group, Inc. +..............      383,400
   19,198 Brookstone, Inc. +.................      280,291
   11,980 Dillard's, Inc., Class A...........      167,121
   16,925 Galyans Trading Co., Inc. +........      178,220
   11,870 Linens 'N Things, Inc. +...........      275,384
    7,203 Myers Industries, Inc..............       69,869
   13,530 Nordstrom, Inc.....................      230,145
   24,550 Rex Stores Corp. +.................      249,183
   11,940 Ruddick Corp.......................      145,787
   10,800 ShopKo Stores, Inc. +..............      118,260
   32,560 Stein Mart, Inc. +.................      155,637
   40,690 Toys R Us, Inc. +..................      328,775
   24,170 United Stationers, Inc. +..........      503,220
    6,990 West Marine, Inc. +................      119,319
    6,670 Winn-Dixie Stores, Inc.............       81,374
   14,810 Zale Corp. +.......................      453,927
                                              ------------
                                                 3,785,179
                                              ------------

SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          SAVINGS & LOAN - 1.12%
   16,350 Sovereign Bancorp, Inc............... $    222,033
    4,334 Washington Federal, Inc..............       96,215
    4,050 Webster Financial Corp...............      144,180
                                                ------------
                                                     462,428
                                                ------------
          SEMICONDUCTORS - 2.98%
   14,118 Actel Corp. +........................      231,535
    7,840 Alliance Semiconductor Corp. +.......       25,794
    6,150 Cohu, Inc............................       91,942
    9,050 Credence Systems Corp. +.............       64,617
    5,000 Dupont Photomasks, Inc. +............      104,400
   12,160 Electroglas, Inc. +..................       14,227
    4,510 Exar Corp. +.........................       56,691
   45,630 Lattice Semiconductor Corp. +........      334,012
   20,710 Parlex Corp. +.......................      176,035
    9,840 QuickLogic Corp. +...................       10,430
    9,210 Ultratech Stepper, Inc. +............      114,941
                                                ------------
                                                   1,224,624
                                                ------------
          TELECOMMUNICATIONS - 0.66%
   14,930 Advanced Fibre Communications, Inc. +      238,133
    3,850 Audiovox Corp., Class A +............       31,686
       68 MRV Communications, Inc. +...........           73
                                                ------------
                                                     269,892
                                                ------------
          TEXTILE - PRODUCTS - 0.54%
    8,720 G&K Services, Inc., Class A..........      221,401
                                                ------------
          UTILITIES - ELECTRIC - 1.89%
    6,190 Black Hills Corp.....................      146,270
    2,680 Cleco Corp...........................       31,329
    7,950 MDU Resources Group, Inc.............      214,411
   15,440 PNM Resources, Inc...................      325,475
    2,570 Wisconsin Energy Corp................       58,725
                                                ------------
                                                     776,210
                                                ------------
          UTILITIES - GAS, DISTRIBUTION - 0.26%
    5,100 Vectren Corp.........................      105,060
                                                ------------
          TOTAL COMMON STOCK
          (Cost $49,710,643)...................   39,804,969
                                                ------------
          EXCHANGE-TRADED FUNDS - 0.49%
          iShares Russell 2000 Value Index Fund
           (Cost $251,671).....................      199,311
                                                ------------

   PAR                                                 MARKET
  VALUE                                                VALUE
----------------------------------------------------------------
           SHORT-TERM INVESTMENTS - 2.91%
           REPURCHASE AGREEMENT - 2.91%
$1,197,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 1.24%, dated
            2/28/03, to be repurchased 3/3/03 in the
            amount of $1,197,124 and collateralized
            by Federal Home Loan Bank Bonds,
            bearing interest at 1.40%, due 3/17/04
            and having an approximate value of
            $1,235,000.............................. $ 1,197,000
                                                     -----------
           TOTAL SHORT-TERM INVESTMENTS
           (Cost $1,197,000)........................   1,197,000
                                                     -----------
           TOTAL INVESTMENTS
           (Cost $51,159,314) - 100.26%.............  41,201,280
           Other assets and liabilities,
            net - (0.26)%...........................   (105,554)
                                                     -----------
           NET ASSETS - 100%........................ $41,095,726
                                                     -----------
           + Non-income producing




--------------------------------------------------------------------------------

                                                                             23
                     SOCIALLY RESPONSIBLE FUND (Unaudited)
February 28, 2003



                       Average Annual Total Return/(a)/
                  -------------------------------------------
                  6 Months  1 Year  3 Years  Since Inception*
                  -------------------------------------------
                  (7.24%)  (23.29%) (14.40%)     (3.94%)

*September 21, 1998
/(a)/Average annual total returns are net of expenses.

                   [CHART]

Growth of $10,000 Investment

           Socially Responsible  S&P 500/(R)/ Index
           --------------------  ------------------
 9/21/98       $10,000.00            $10,000.00
12/31/98        12,024.70             12,051.89
 8/31/99
12/31/99        14,199.95             14,588.45
 8/31/00
12/31/00        12,889.21             13,260.26
 8/31/01
12/31/01        11,381.06             11,684.33
 8/31/02
12/31/02         8,721.14              9,102.00
 2/28/03         8,365.88              8,730.00


Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                 1. General Electric Co.................. 3.51%
                 2. Microsoft Corp....................... 3.21%
                 3. Citigroup, Inc....................... 2.98%
                 4. Pfizer, Inc.......................... 2.89%
                 5. Wal-Mart Stores, Inc................. 2.52%
                 6. Coca-Cola Bottling Co................ 2.21%
                 7. PepsiCo, Inc......................... 1.92%
                 8. International Business Machines Corp. 1.88%
                 9. Procter & Gamble Co.................. 1.72%
                10. Intel Corp........................... 1.46%

MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did you manage the portfolio over the past semi-annual period?
The Socially Responsible Fund's goal is first and foremost to hold socially acceptable stocks and it is also to be representative of the large cap U.S. market. Following this, the Fund holds about 250 stocks, these stocks are chosen because they are socially acceptable and because they are promising stocks. It should also be noted that the Socially Responsible Fund does not take any large position in one stock but takes small positions in a large number of stocks so as to spread the risk and be representative of the equity market.

The Fund returned -7.24% for the six months ending February 28, 2003. During this period the Fund's benchmark, the S&P 500 Index, returned -7.29%, generating a slight excess performance of 0.05% for the Socially Responsibile Fund over its benchmark.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
The dominant portfolio theme for the Fund is to adhere to the social criteria as set forth in the prospectus. The first phase is thus to analyze the portfolio holdings to make sure that all holdings are socially acceptable stocks. Once this is done, the second phase is to analyze the financial strength and expectations of socially acceptable stocks in order to overweight the most promising stocks.

From a social perspective, the portfolio sold Hilton Hotel because of the gambling revenues it generated over the past quarters. From a pure portfolio management perspective, the portfolio reduced its bias towards mid-cap stocks by purchasing large cap names; e.g. Microsoft.

What is your investment outlook for the coming year?
The rally that began last October failed in December, then tried to restart at the beginning of the new year only to fail again. When all was said and done, the S&P 500 Index had lost ground in each month of the quarter ended February 2003 and finished down 9.72% for the quarter. There really were no bright spots as each of the ten economic sectors that Bloomberg breaks the index into lost ground. The war with Iraq, rising oil prices, and a poor economy were and still will be the major reasons for the continued downtrend.


--------------------------------------------------------------------------------

24
                                                              February 28, 2003
       SOCIALLY RESPONSIBLE FUND - SCHEDULE OF INVESTMENTS (Unaudited)


 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          COMMON STOCK - 94.21%
          ADVERTISING - 0.62%
    2,380 Interpublic Group of Cos., Inc...... $     22,967
      690 Omnicom Group, Inc..................       36,556
                                               ------------
                                                     59,523
                                               ------------
          AIRLINES - 0.01%
      140 Delta Airlines, Inc.................        1,176
                                               ------------
          APPAREL & PRODUCTS - 0.35%
      740 Nike, Inc., Class B.................       34,314
                                               ------------
          AUTOMOTIVE - 0.26%
      270 BorgWarner, Inc.....................       14,099
      310 SPX Corp. +.........................       11,278
                                               ------------
                                                     25,377
                                               ------------
          BANKS - 6.21%
    1,860 Bank of America Corp................      128,786
    1,230 Comerica, Inc.......................       50,405
    1,710 FleetBoston Financial Corp..........       41,998
    1,790 Mellon Financial Corp...............       40,293
      550 Northern Trust Corp.................       17,611
      680 Park National Corp..................       66,606
      420 Providian Financial Corp. +.........        2,562
    1,090 State Street Bank & Trust Co........       40,167
      600 SunTrust Banks, Inc.................       33,750
      450 Synovus Financial Corp..............        8,663
      310 Wachovia Corp.......................       10,999
    2,670 Wells Fargo & Co....................      121,084
      150 Westamerica Bancorp.................        6,102
      750 Zions Bancorp.......................       32,070
                                               ------------
                                                    601,096
                                               ------------
          BEVERAGES - 4.83%
    5,320 Coca-Cola Bottling Co...............      213,970
      350 Coca-Cola Enterprises, Inc..........        7,063
    2,610 Pepsi Bottling Group, Inc...........       60,683
    4,840 PepsiCo, Inc........................      185,469
                                               ------------
                                                    467,185
                                               ------------
          BROADCASTING - 1.19%
      760 Clear Channel Communications, Inc. +       27,748
    1,550 Comcast Corp., Special Class A +....       43,539
      580 Cox Communications, Inc., Class A +.       17,197
      130 Cumulus Media, Inc., Class A +......        1,919

 NUMBER                                       MARKET
OF SHARES                                     VALUE
--------------------------------------------------------
           BROADCASTING - Continued
    2,560  Liberty Media Corp, Series A +. $      23,526
       30  Univision Communications, Inc.,
            Class A +.....................           743
                                           -------------
                                                 114,672
                                           -------------
           BUILDING MATERIALS - 1.50%
       90  Lafarge North America, Inc.....         2,545
    1,740  Lowe's Cos., Inc...............        68,382
      900  Masco Corp.....................        16,542
    1,810  Vulcan Materials Co............        57,377
                                           -------------
                                                 144,846
                                           -------------
           CHEMICAL - 1.34%
    2,770  Ashland, Inc...................        77,034
    1,260  Engelhard Corp.................        26,145
    1,520  Monsanto Co....................        24,958
      770  W.R. Grace & Co. +.............         1,887
                                           -------------
                                                 130,024
                                           -------------
           COMMERCIAL SERVICES - 0.60%
    2,480  Cendant Corp. +................        30,529
    1,400  Concord EFS, Inc. +............        15,540
      930  Convergys Corp. +..............        11,439
       30  Fluor Corp.....................           847
                                           -------------
                                                  58,355
                                           -------------
           CONGLOMERATES - 3.51%
   14,110  General Electric Co............       339,345
                                           -------------
           DRUGS - 8.27%
    1,890  Abbott Laboratories............        67,322
    1,210  Allergan, Inc..................        77,682
      150  Amgen, Inc. +..................         8,196
    5,380  Bristol-Myers Squibb Co........       125,354
      500  Cardinal Health, Inc...........        28,645
       90  Eli Lilly & Co.................         5,090
      620  King Pharmaceuticals, Inc. +...        10,385
    1,250  MedImmune, Inc. +..............        37,513
       90  Merck & Co., Inc...............         4,748
    9,360  Pfizer, Inc....................       279,115
    3,110  Schering-Plough Corp...........        56,042
    2,840  Wyeth..........................       100,110
                                           -------------
                                                 800,202
                                           -------------

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
          ELECTRONICS/ELECTRICAL EQUIPMENT - 2.38%
    1,700 Agilent Technologies, Inc. +........... $     22,440
      150 Amphenol Corp., Class A +..............        6,119
    1,070 Applera Corp.- Applied Biosystems Group       19,635
       50 AVX Corp...............................          473
      410 Hawaiian Electric Industries, Inc......       16,318
    5,440 JDS Uniphase Corp. +...................       15,613
      190 Johnson Controls, Inc..................       14,812
      270 Mettler Toledo International, Inc. +...        8,062
    1,170 Paxar Corp. +..........................       16,029
    2,760 Pitney Bowes, Inc......................       85,670
    2,020 Power-One, Inc. +......................        9,938
      440 Sanmina-SCI Corp. +....................        1,892
      290 Thermo Electron Corp. +................        5,104
      330 Waters Corp. +.........................        7,646
                                                  ------------
                                                       229,751
                                                  ------------
          FERTILIZERS - 0.08%
      840 IMC Global, Inc........................        7,400
                                                  ------------
          FINANCE COMPANIES - 0.77%
    3,680 MBNA Corp..............................       50,968
      250 Student Loan Corp......................       23,575
                                                  ------------
                                                        74,543
                                                  ------------
          FINANCIAL SERVICES - 7.57%
      310 American Express Co....................       10,410
      180 Capital One Financial Corp.............        5,575
    1,440 Charles Schwab Corp....................       11,376
    8,650 Citigroup, Inc.........................      288,391
    1,090 Fannie Mae.............................       69,869
    1,180 Freddie Mac............................       64,487
      450 Goldman Sachs Group, Inc...............       31,252
      840 H & R Block, Inc.......................       34,079
    1,020 Household International, Inc...........       28,489
    2,490 JP Morgan Chase & Co...................       56,473
      390 Lehman Brothers Holdings, Inc..........       21,594
    1,210 Merrill Lynch & Co., Inc...............       41,237
    1,860 Morgan Stanley.........................       68,541
                                                  ------------
                                                       731,773
                                                  ------------
          FOODS - 1.43%
    1,550 General Mills, Inc.....................       66,449
      130 Hershey Foods Corp.....................        8,399
    2,730 McCormick & Co., Inc...................       63,145
                                                  ------------
                                                       137,993
                                                  ------------

--------------------------------------------------------------------------------

                                                                             25
February 28, 2003
 SOCIALLY RESPONSIBLE FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                                MARKET
OF SHARES                                              VALUE
----------------------------------------------------------------
          FREIGHT - 0.15%
    1,060 Airborne, Inc............................ $     14,882
                                                    ------------
          HEALTHCARE - 2.20%
      850 Anthem, Inc. +...........................       50,668
      990 Apogent Technologies, Inc. +.............       15,444
      510 HCA, Inc.................................       21,032
      280 Health Management Associates, Inc., Class
           A.......................................        5,018
    4,350 HEALTHSOUTH Corp. +......................       15,573
    1,280 Laboratory Corp. of America +............       35,546
    1,790 McKesson Corp............................       47,686
      780 Oxford Health Plans, Inc. +..............       21,840
                                                    ------------
                                                         212,807
                                                    ------------
          HOME BUILDERS - 0.05%
      110 KB Home..................................        5,159
                                                    ------------
          HOSPITAL MANAGEMENT - 0.02%
      100 LifePoint Hospitals, Inc. +..............        2,120
                                                    ------------
          HOSPITAL SUPPLIES - 2.97%
      740 AmerisourceBergen Corp...................       40,700
    1,410 Baxter International, Inc................       40,030
    2,180 Becton, Dickinson and Co.................       74,992
    2,500 Johnson & Johnson........................      131,125
                                                    ------------
                                                         286,847
                                                    ------------
          HOUSEHOLD PRODUCTS - 4.48%
    1,480 Colgate-Palmolive Co.....................       74,459
    4,040 Gillette Co..............................      121,968
    1,550 Kimberly-Clark Corp......................       71,036
    2,030 Procter & Gamble Co......................      166,176
                                                    ------------
                                                         433,639
                                                    ------------
          INFORMATION PROCESSING -
          HARDWARE - 3.78%
      390 Apple Computer, Inc. +...................        5,854
    1,950 Dell Computer Corp. +....................       52,572
    5,690 Hewlett-Packard Co.......................       90,187
    2,330 International Business Machines Corp.....      181,623
      230 Lexmark International, Inc., Class A +...       14,354
    5,990 Sun Microsystems, Inc. +.................       20,606
                                                    ------------
                                                         365,196
                                                    ------------

 NUMBER                                              MARKET
OF SHARES                                            VALUE
---------------------------------------------------------------
          INFORMATION PROCESSING -
          SERVICES - 2.98%
      730 Ariba, Inc. +.......................... $      2,139
      200 Ceridian Corp. +.......................        2,760
    1,310 Earthlink, Inc. +......................        6,511
    1,100 eBay, Inc. +...........................       86,262
    2,660 First Data Corp........................       92,169
    1,090 Fiserv, Inc. +.........................       34,771
    1,170 SunGard Data Systems, Inc. +...........       23,026
      670 Synopsys, Inc. +.......................       27,323
      190 Total Systems Services, Inc............        2,992
    1,040 Unisys Corp. +.........................        9,630
       30 VeriSign, Inc. +.......................          231
                                                  ------------
                                                       287,814
                                                  ------------
          INFORMATION PROCESSING -
          SOFTWARE - 4.62%
      290 Adobe Systems, Inc.....................        7,975
      560 Autodesk, Inc..........................        8,114
   13,080 Microsoft Corp.........................      309,996
    6,770 Oracle Corp. +.........................       80,969
      950 Sybase, Inc. +.........................       13,956
      630 Symantec Corp. +.......................       25,515
                                                  ------------
                                                       446,525
                                                  ------------
          INSURANCE - 5.04%
    2,120 Ace, Ltd...............................       58,745
    1,310 American International Group, Inc. #...       64,570
    1,030 Arthur J. Gallagher & Co...............       25,204
    1,630 Chubb Corp.............................       77,947
      770 Hartford Financial Services Group, Inc.       27,820
    1,550 Jefferson-Pilot Corp...................       58,435
    1,910 John Hancock Financial Services, Inc...       53,671
      970 Lincoln National Corp..................       27,480
      810 Marsh & McLennan Cos., Inc.............       32,967
      230 MGIC Investment Corp...................        9,076
      470 PMI Group, Inc.........................       12,737
      880 St. Paul Cos., Inc.....................       27,157
      870 UnumProvident Corp.....................       11,310
                                                  ------------
                                                       487,119
                                                  ------------

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          LEISURE AND TOURISM - 2.06%
       40 Electronic Arts, Inc. +............. $      2,112
    2,010 Mattel, Inc.........................       42,853
    3,730 McDonald's Corp.....................       50,765
      230 Polaris Industries, Inc.............       11,132
      810 Sabre Holdings Corp., Class A +.....       13,414
    2,510 Starbucks Corp. +...................       58,860
      910 Starwood Hotels & Resorts Worldwide,
           Inc., Class B......................       20,575
                                               ------------
                                                    199,711
                                               ------------
          MACHINERY - 0.85%
      830 Crane Co............................       14,342
    1,740 Dover Corp..........................       44,405
      170 Ingersoll-Rand Co., Class A.........        6,707
      450 Pentair, Inc........................       16,357
                                               ------------
                                                     81,811
                                               ------------
          MEDICAL TECHNOLOGY - 1.27%
      230 Affymetrix, Inc. +..................        6,072
      730 Genentech, Inc. +...................       25,813
      700 Genzyme Corp. +.....................       21,826
    1,050 Guidant Corp. +.....................       37,548
      350 Invitrogen Corp. +..................       10,864
      390 Quest Diagnostics, Inc. +...........       20,576
                                               ------------
                                                    122,699
                                               ------------
          METALS - 0.04%
    1,170 Allegheny Technologies, Inc.........        3,498
                                               ------------
          MULTIMEDIA - 2.48%
    6,570 AOL Time Warner, Inc. +.............       74,372
    1,400 Viacom, Inc., Class B +.............       51,982
    6,630 Walt Disney Co......................      113,108
                                               ------------
                                                    239,462
                                               ------------
          OIL AND GAS - 3.05%
      400 Cooper Cameron Corp. +..............       20,800
      620 Diamond Offshore Drilling, Inc......       13,609
    1,500 Helmerich & Payne, Inc..............       41,250
      440 ONEOK, Inc..........................        7,581
    2,190 Schlumberger, Ltd...................       91,126
    1,330 Tidewater, Inc......................       40,725
    2,750 Transocean, Inc.....................       62,425
      440 Valero Energy Corp..................       17,164
                                               ------------
                                                    294,680
                                               ------------

--------------------------------------------------------------------------------

26
 SOCIALLY RESPONSIBLE FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              February 28, 2003


 NUMBER                                          MARKET
OF SHARES                                        VALUE
----------------------------------------------------------
          PAPER/FOREST PRODUCTS - 0.14%
    1,590 Louisiana-Pacific Corp.  +......... $     13,849
                                              ------------
          POLLUTION CONTROL - 0.15%
    1,750 Allied Waste Industries, Inc. +....       14,438
                                              ------------
          RAILROADS & EQUIPMENT - 0.52%
    1,490 Burlington Northern Santa Fe Corp..       37,250
      480 CSX Corp...........................       12,893
                                              ------------
                                                    50,143
                                              ------------
          REAL ESTATE INVESTMENT TRUSTS - 0.39%
      780 First Industrial Realty Trust, Inc.       21,918
    2,310 Host Marriott Corp. +..............       15,985
                                              ------------
                                                    37,903
                                              ------------
          RETAIL - 6.09%
    1,570 CVS Corp...........................       39,093
      600 Dollar General Corp................        6,234
      370 Dollar Tree Stores, Inc. +.........        7,641
      580 Express Scripts, Inc., Class A +...       29,998
      780 Kohl's Corp. +.....................       38,142
      310 Kroger Co. +.......................        4,098
    2,560 May Department Stores Co...........       50,227
      990 Sears, Roebuck and Co..............       21,562
    1,430 Staples, Inc. +....................       24,753
    1,520 SUPERVALU, Inc.....................       21,158
    1,600 Target Corp........................       45,840
    5,080 Wal-Mart Stores, Inc...............      244,145
    1,310 Walgreen Co........................       36,864
    1,590 Winn-Dixie Stores, Inc.............       19,398
                                              ------------
                                                   589,153
                                              ------------
          SAVINGS & LOAN - 0.60%
      390 Independence Community Bank Corp...       10,132
    1,400 Washington Mutual, Inc.............       48,342
                                              ------------
                                                    58,474
                                              ------------
          SCHOOLS - 0.20%
      520 Education Management Corp. +.......       19,698
                                              ------------
          SECURITIES RELATED - 0.11%
      420 T. Rowe Price Group, Inc...........       10,802
                                              ------------

SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          SEMICONDUCTORS - 2.41%
      810 Advanced Micro Devices, Inc. +....... $     4,447
    2,330 Applied Materials, Inc. +............      30,243
    8,160 Intel Corp...........................     140,760
      760 KLA-Tencor Corp. +...................      27,170
    2,150 LSI Logic Corp. +....................       9,546
      650 Micron Technology, Inc. +............       5,193
      440 Novellus Systems, Inc. +.............      12,826
      130 Teradyne, Inc. +.....................       1,507
      830 Transmeta Corp. +....................       1,096
                                                -----------
                                                    232,788
                                                -----------
          TELECOMMUNICATIONS - 4.62%
      946 AT&T Corp............................      17,539
    2,690 AT&T Wireless Services, Inc. +.......      15,898
    3,960 BellSouth Corp.......................      85,813
    8,080 Cisco Systems, Inc. +................     112,958
    4,330 Motorola, Inc........................      36,459
    1,520 Nextel Communications, Inc. Class A +      21,402
      110 QUALCOMM, Inc. +.....................       3,804
    2,610 RF Micro Devices, Inc. +.............      17,069
    3,920 Verizon Communications, Inc..........     135,553
                                                -----------
                                                    446,495
                                                -----------
          UTILITIES - COMMUNICATION - 0.02%
       90 SBC Communications, Inc..............       1,872
                                                -----------
          UTILITIES - ELECTRIC - 1.15%
      660 Calpine Corp. +......................       1,841
    1,180 DQE, Inc.............................      15,930
    1,250 OGE Energy Corp......................      21,712
    3,540 Puget Energy, Inc....................      71,650
                                                -----------
                                                    111,133
                                                -----------
          UTILITIES - GAS, DISTRIBUTION - 0.20%
      870 AGL Resources, Inc...................      19,270
                                                -----------
          UTILITIES - GAS, PIPELINE - 0.65%
    3,240 National Fuel Gas Co.................      63,310
                                                -----------
          TOTAL COMMON STOCK
          (Cost $11,197,200)...................   9,110,872
                                                -----------

  PAR                                                 MARKET
 VALUE                                                VALUE
--------------------------------------------------------------
         SHORT-TERM INVESTMENTS - 5.65%
         REPURCHASE AGREEMENT - 4.88%
$472,000 Agreement with State Street Bank & Trust
          Co., bearing interest at 1.24%, dated
          2/28/2003, to be repurchased 3/3/2003 in
          the amount of $472,049 and collateralized
          by Federal National Mortgage Assoc.
          Bonds, bearing interest at 3.50%, due
          9/15/2004 and having an approximate
          value of $486,464 @...................... $  472,000
                                                    ----------
         U.S. TREASURY BILLS - 0.77%
  75,000 United States Treasury Bills:
           1.13% due 3/20/03 @.....................     74,955
                                                    ----------
         TOTAL SHORT-TERM INVESTMENTS
         (Cost $546,955)...........................    546,955
                                                    ----------
         TOTAL INVESTMENTS
         (Cost $11,744,155) - 99.86%...............  9,657,827
                                                    ----------
         Other assets and liabilities,
          net - 0.14%..............................     13,400
                                                    ----------
         NET ASSETS - 100%......................... $9,671,227
                                                    ----------
         +Non-income producing
         #Security represents an investment in an
          affiliated company.
         @The security or a portion thereof
          represents collateral for open futures
          contracts.

                                              UNREALIZED
CONTRACTS                                    DEPRECIATION
----------------------------------------------------------
          FUTURES CONTRACTS PURCHASED
          (Delivery month/Value at 02/28/03)
  12/(1)/ S&P E-Mini 500
           (March 2003/$841)................ $    (38,107)
                                             -------------

/(1)/Per 50


--------------------------------------------------------------------------------

                                                                             27
                       HIGH YIELD BOND FUND (Unaudited)
February 28, 2003


                        Average Annual Total Return/(a)/
                    ----------------------------------------
                    6 Months 1 Year 3 Years Since Inception*
                    ----------------------------------------
                     9.58%   2.77%   0.55%       2.19%

* September 21, 1998
(a) Average annual total returns are net of expenses.

                                    [CHART]

Growth of $10,000 Investment

                                      Salomon Smith Barney
           High Yield Bond Fund     High-Yield Market Index
           --------------------     -----------------------
 9/21/98       $10,000.00                $10,000.00
12/31/98        10,553.79                 10,432.51
 8/31/99
12/31/99        10,864.20                 10,613.56
 8/31/00
12/31/00        10,213.04                 10,010.79
 8/31/01
12/31/01        10,826.60                 10,555.77
 8/31/02
12/31/02        10,629.32                 10,394.97
 2/28/03        11,007.46                 10,925.92
Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.
#Reflects returns from 10/1/98 to 2/28/03; benchmark value is only published at the end of the month.

                                Top 10 Holdings
--------------------------------------------------------------------------------

                  1. Cablevision Systems Corp............ 2.02%
                  2. TELUS Corp.
                       7.50% due 6/1/07.................. 1.99%
                  3. Crown Cork & Seal Co., Inc.
                       8.38% due 1/15/05................. 1.89%
                  4. Williams Cos., Inc.
                       7.13% due 9/1/11.................. 1.74%
                  5. Transcontinental Gas Pipe Line Corp.
                       8.88% due 7/15/12................. 1.43%
                  6. Qwest Capital Funding, Inc.
                       7.90% due 8/15/10................. 1.41%
                  7. TELUS Corp.
                       8.00% due 6/1/11.................. 1.20%
                  8. Nextel Communications, Inc.
                       9.38% due 11/15/09................ 1.19%
                  9. Cablevision Systems Corp.
                       10.50% due 5/15/16................ 1.16%
                 10. Dynegy-Roseton Danskammer
                       7.27% due 11/8/10................. 1.02%


MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did you manage the portfolio over the past semi-annual period?
At the beginning of the period, we were cautious on the outlook for economic growth and the capital markets. We balanced a more conservative credit risk profile with selected situations that we believed represented good value even with slower growth. We were overweight in the Healthcare, Telecom, Cable, Media, Food and Refining sectors. At the same time we were underweight and cautious on the Airline, Utility, Paper and Metals sectors that are more cyclical in nature.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
In 2003, we have increased our weight to the Pipeline sector with purchases of Williams and Dynegy corporate bonds plus the purchase of these companies pipeline subsidiaries. We have also extended the maturity profile of several names we own in order to capture more upside. These include Xerox, Qwest and Texas Gas. In addition we have added to certain names in the Telecom (Fairpoint), Oil & Gas (Citgo and Chesapeake) and Cable (DirectTV and CF Cable). We have reduced positions in credits that are more dependent upon an economic recovery or have too much leverage such as Smithfield, Sprint and IMC Global.

What is your investment outlook for the coming year?
On a fundamental basis, we continue to be cautious on the economic recovery and the length of time to resolve the Iraq situation. This could have continued stress on consumer confidence, unemployment and consumer and business spending levels. Also, most sectors have continued excess capacity and have limited pricing power. However, the high yield market still appears to represent reasonable value (but less so than the beginning of the year) given the yield-to-maturity which represents a favorable spread over Treasury rates. In addition, investors have been investing a lot of cash in the high yield market. As a result, cash balances are higher than normal and there is a more limited supply of new issues. Therefore, we expect the high yield market to have some volatile periods during the year.


--------------------------------------------------------------------------------

28
          HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited)
                                                              February 28, 2003


  PAR                                         MARKET
 VALUE                                        VALUE
-------------------------------------------------------
         CORPORATE BONDS - 91.15%
         AEROSPACE/DEFENSE - 0.92%
$125,000 Condor Systems, Inc.:
           11.875% due 5/1/09 /(1)/....... $     27,500
  45,000 Decrane Aircraft Holdings, Inc.:
           12.00% due 9/30/08.............       23,400
 100,000 K & F Industries, Inc.:
           9.25% due 10/15/07.............      104,375
  50,000 L-3 Communications Corp.:
           7.625% due 6/15/12.............       52,313
  25,000 Transdigm, Inc.:
           10.38% due 12/1/08.............       26,125
                                           ------------
                                                233,713
                                           ------------
         AIRLINES - 0.50%
  80,000 American Airlines, Inc.:
           7.08% due 10/1/06..............       49,531
         Atlas Air, Inc.:
 100,000   9.25% due 4/15/08 /(2)/........       15,000
 124,857   8.77% due 1/2/11 /(2)/.........       37,457
         Continental Airlines, Inc.:
  41,651   6.95% due 8/2/09...............       23,838
                                           ------------
                                                125,826
                                           ------------
         APPAREL & PRODUCTS - 0.78%
         Levi Strauss & Co.:
 175,000   12.25% due 12/15/12 *..........      175,875
  25,000   7.00% due 11/1/06..............       22,625
                                           ------------
                                                198,500
                                           ------------
         AUTOMOTIVE - 1.14%
  90,000 Diamond Triumph Auto Glass, Inc.:
           9.25% due 4/1/08...............       72,000
  50,000 Lear Corp.:
           8.11% due 5/15/09..............       54,625
 100,000 Pep Boys-Manny, Moe & Jack:
           6.92% due 7/7/06...............       95,375
  75,000 Prestolite Electric, Inc.:
           9.63% due 2/1/08...............       54,188
  50,000 Venture Holdings Trust:
           11.00% due 6/1/07 /(1)/........       12,500
                                           ------------
                                                288,688
                                           ------------

  PAR                                              MARKET
 VALUE                                             VALUE
------------------------------------------------------------
         BEVERAGES - 0.31%
$ 75,000 Cott Beverages USA, Inc.:
           8.00% due 12/15/11.................. $     78,938
                                                ------------
         BROADCASTING - 8.09%
 100,000 Allbritton Communications Co.:
           7.75% due 12/15/12 *................       99,000
 125,000 Big City Radio, Inc.:
           11.25% due 3/15/05 /(1)(3)/.........      112,656
 275,000 Cablevision Systems Corp.:
           10.50% due 5/15/16..................      293,562
  75,000 CF Cable TV, Inc.:
           9.13% due 7/15/07...................       78,656
         Charter Communications Holdings, LLC:
 125,000   10.75% due 10/1/09..................       59,062
  50,000   10.25% due 1/15/10..................       24,000
 475,000   9.63% due 11/15/09..................      229,187
 115,000 Cumulus Media, Inc.:
           10.38% due 7/1/08...................      123,050
 100,000 DirecTV Holdings, LLC:
           8.38% due 3/15/13 *.................      105,500
 150,000 Emmis Communications Corp.:
           12.50% due 3/15/11 /(3)/............      123,750
         Lenfest Communications, Inc.:
  35,000   10.50% due 6/15/06..................       39,328
 100,000   7.63% due 2/15/08...................      110,724
  25,000 Lodgenet Entertainment Corp.:
           10.25% due 12/15/06.................       23,250
         Pegasus Communications Corp.:
  25,000   12.50% due 8/1/07...................       19,813
  25,000   9.63% due 10/15/05..................       19,313
 160,000 Pegasus Satellite Communication, Inc.:
           12.38% due 8/1/06...................      126,800
  50,000 Rogers Cable, Inc.:
           8.75% due 5/1/32....................       47,250
 150,000 Rogers Cablesystems, Ltd.:
           11.00% due 12/1/15..................      157,500
  50,000 Sinclair Broadcast Group, Inc.:
           8.00% due 3/15/12 *.................       51,188
         Young Broadcasting, Inc.:
 160,000   9.00% due 1/15/06...................      157,600
  50,000   8.50% due 12/15/08..................       52,375
                                                ------------
                                                   2,053,564
                                                ------------

  PAR                                      MARKET
 VALUE                                     VALUE
----------------------------------------------------
         BUILDING MATERIALS - 0.94%
$100,000 Koppers Industries, Inc.:
           9.88% due 12/1/07........... $     94,500
         MMI Products, Inc.:
  75,000   11.25% due 4/15/07..........       60,750
         US Industries, Inc.:
  89,000   11.25% due 12/31/05 *.......       82,770
                                        ------------
                                             238,020
                                        ------------
         CHEMICAL - 1.45%
 150,000 Geo Specialty Chemicals, Inc.:
           10.13% due 8/1/08...........       82,500
 175,000 Huntsman International, LLC:
           9.88% due 3/1/09............      178,937
 100,000 Methanex Corp.:
           8.75% due 8/15/12...........      107,500
                                        ------------
                                             368,937
                                        ------------
         COMMERCIAL SERVICES - 3.11%
 150,000 Anthony Crane Rental, LP:
           10.38% due 8/1/08 /(1)/.....        6,000
  25,000 Brickman Group, Ltd.:
           11.75% due 12/15/09 *.......       27,125
 480,000 Crown Cork & Seal Co., Inc.:
           8.38% due 1/15/05...........      480,000
  25,000 Petroleum Helicopters, Inc.:
           9.38% due 5/1/09............       26,750
 110,000 Renters Choice:
           11.00% due 8/15/08..........      117,975
 125,000 Universal Compression, Inc.:
           9.88% due 2/15/08 /(3)/.....      130,781
                                        ------------
                                             788,631
                                        ------------
         CONGLOMERATES - 1.20%
         Tyco International Group SA:
 175,000   6.75% due 2/15/11...........      165,375
 150,000   6.38% due 10/15/11..........      139,500
                                        ------------
                                             304,875
                                        ------------
         DRUGS - 0.40%
  50,000 ALARIS Medical Systems, Inc.:
           9.75% due 12/1/06...........       51,000
         ALARIS Medical, Inc.:
  50,000   11.13% due 8/1/08 /(3)/.....       50,500
                                        ------------
                                             101,500
                                        ------------

--------------------------------------------------------------------------------

                                                                             29
February 28, 2003
    HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


  PAR                                                MARKET
 VALUE                                                VALUE
--------------------------------------------------------------
         ELECTRONICS/ELECTRICAL EQUIPMENT - 1.56%
$ 50,000 Moog, Inc.:
           10.00% due 5/1/06......................  $ 50,125
  75,000 Sanmina-SCI Corp.:
           10.38% due 1/15/10 *...................    79,125
 250,000 Xerox Capital Europe, PLC:
           5.88% due 5/15/04......................   245,000
  25,000 Xerox Corp.:
           7.20% due 4/1/16.......................    20,750
                                                    --------
                                                     395,000
                                                    --------
         FERTILIZERS - 1.17%
         IMC Global, Inc.:
  75,000   11.25% due 6/1/11 *....................    78,563
 125,000   11.25% due 6/1/11......................   130,937
 100,000 Terra Industries, Inc.:
           10.50% due 6/15/05.....................    86,500
                                                    --------
                                                     296,000
                                                    --------
         FINANCE COMPANIES - 0.62%
         AmeriCredit Corp.:
 125,000   9.88% due 4/15/06......................    75,000
  25,000   9.25% due 5/1/09.......................    13,750
  77,904 Jet Equipment Trust:
           8.24% due 11/1/12 *....................    19,476
  75,000 United States West Capital Funding, Inc.:
           6.88% due 7/15/28......................    48,375
                                                    --------
                                                     156,601
                                                    --------
         FINANCIAL SERVICES - 5.85%
 125,000 American Tower Escrow Corp.:
           zero coupon due 8/1/08 */(4)/..........    76,875
 250,000 Athena Neurosciences Finance, LLC:
           7.25% due 2/21/08......................   166,250
 170,000 Bear Island Paper Co., LLC:
           10.00% due 12/1/07.....................   141,950
 100,000 Bluewater Finance, Ltd.:
           10.25% due 2/15/12.....................    97,500
 150,000 Chukchansi Economic Development Auth.:
           14.50% due 6/15/09 *...................   153,750
  50,000 Dana Credit Corp.:
           8.38% due 8/15/07 *....................    47,750
  72,000 ESI Tractebel Acquisition Corp.:
           7.99% due 12/30/11.....................    70,368

  PAR                                      MARKET
 VALUE                                     VALUE
----------------------------------------------------
         FINANCIAL SERVICES - Continued
$200,000 Finova Group, Inc.:
           7.50% due 11/15/09.......... $     64,000
  25,000 H&E Equipment Services, LLC:
           11.13% due 6/15/12..........       18,250
  75,000 LaBranche & Co., Inc.:
           12.00% due 3/2/07...........       83,250
 113,000 Nexstar Finance Holdings, LLC:
           16.00% due 5/15/09 /(3)/....       94,355
  95,000 Nexstar Finance LLC, Inc.:
           12.00% due 4/1/08...........      104,500
 100,000 PCA, LLC/PCA Finance Corp:
           11.88% due 8/1/09...........      101,250
  50,000 PDVSA Finance, Ltd.:
           6.80% due 11/15/08..........       38,000
  75,000 Terra Capital, Inc.:
           12.88% due 10/15/08.........       81,375
 150,000 Trumps Castle Funding, Inc.:
           11.75% due 11/15/03.........      146,250
                                        ------------
                                           1,485,673
                                        ------------
         FOODS - 2.46%
 185,000 Agrilink Foods, Inc.:
           11.88% due 11/1/08..........      199,800
  50,000 Del Monte Corp.:
           8.63% due 12/15/12 *........       51,250
         Dole Food Co., Inc.:
 100,000   7.25% due 5/1/09............       98,375
 100,000   6.38% due 10/1/05...........      109,000
         Fleming Cos., Inc.:
 100,000   10.63% due 7/31/07 /(1)/....       28,000
 150,000   10.13% due 4/1/08 /(1)/.....       87,000
         Smithfield Foods, Inc.:
  50,000   8.00% due 10/15/09..........       50,375
                                        ------------
                                             623,800
                                        ------------
         HEALTHCARE - 1.56%
  25,000 Caremark Rx, Inc.:
           7.38% due 10/1/06...........       26,000
         HEALTHSOUTH Corp.:
 225,000   10.75% due 10/1/08 /(1)/....      185,625
 100,000   8.38% due 10/1/11 /(1)/.....       83,500
  25,000   7.63% due 6/1/12 /(1)/......       20,375
         Unilab Finance Corp.:
  65,000   12.75% due 10/1/09..........       79,625
                                        ------------
                                             395,125
                                        ------------

  PAR                                          MARKET
 VALUE                                         VALUE
--------------------------------------------------------
         HEAVY DUTY TRUCKS/PARTS - 0.30%
$ 75,000 Dana Corp.:
           9.00% due 8/15/11............... $     76,125
                                            ------------
         HOME BUILDERS - 0.86%
         Beazer Homes USA, Inc.:
  25,000   8.88% due 4/1/08................       26,110
  25,000   8.38% due 4/15/12...............       26,500
  25,000 Lennar Corp.:
           9.95% due 5/1/10................       29,108
 100,000 MDC Holdings, Inc.:
           8.38% due 2/1/08................      104,188
         Oakwood Homes Corp.:
 150,000   7.88% due 3/1/04 /(1)/..........       31,500
                                            ------------
                                                 217,406
                                            ------------
         HOSPITAL MANAGEMENT - 1.84%
         HCA, Inc.:
 100,000   6.95% due 5/1/12................      107,189
  10,000   6.91% due 6/15/05...............       10,577
 155,000 IASIS Healthcare Corp.:
           13.00% due 10/15/09.............      168,562
 120,000 Province Healthcare Co.:
           4.50% due 11/20/05..............      107,400
         Tenet Healthcare Corp.:
  50,000   7.38% due 2/1/13................       50,375
  25,000   6.50% due 6/1/12................       24,188
                                            ------------
                                                 468,291
                                            ------------
         HOSPITAL SUPPLIES - 1.73%
         AmerisourceBergen Corp.:
 100,000   8.13% due 9/1/08................      108,000
  60,000   7.25% due 11/15/12..............       62,400
 121,965 Physician Sales & Service, Inc.:
           8.50% due 10/1/07...............      125,014
 150,000 Universal Hospital Services, Inc.:
           10.25% due 3/1/08...............      144,188
                                            ------------
                                                 439,602
                                            ------------
         HOUSEHOLD PRODUCTS - 0.15%
  50,000 Royster-Clark, Inc.:
           10.25% due 4/1/09...............       39,250
                                            ------------
         INFORMATION PROCESSING -
         HARDWARE - 0.21%
  50,000 Seagate Technology:
           8.00% due 5/15/09...............       52,250
                                            ------------

--------------------------------------------------------------------------------

30
    HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              February 28, 2003


  PAR                                         MARKET
 VALUE                                        VALUE
-------------------------------------------------------
         INFORMATION PROCESSING -
         SERVICES - 0.20%
$ 50,000 Unisys Corp.:
           7.88% due 4/1/08............... $     51,875
                                           ------------
         INSURANCE - 0.69%
 200,000 Fairfax Financial Holdings, Ltd.:
           7.38% due 3/15/06..............      156,000
  25,000 Freemont General Corp.:
           7.88% due 3/17/09..............       19,313
                                           ------------
                                                175,313
                                           ------------
         LEISURE AND TOURISM - 9.74%
         AMC Entertainment, Inc.:
  25,000   9.88% due 2/1/12...............       24,000
  50,000   9.50% due 2/1/11...............       47,750
  50,000 Boyd Gaming Corp.:
           8.75% due 4/15/12..............       51,875
  75,000 Cinemark USA, Inc,:
           9.00% due 2/1/13 *.............       77,625
  50,000 CKE Restaurants, Inc.:
           4.25% due 3/15/04..............       46,750
 100,000 Courtyard by Marriott II:
           10.75% due 2/1/08..............       97,500
  50,000 Hasbro, Inc.:
           8.50% due 3/15/06..............       52,250
  50,000 Hilton Hotels Corp.:
           7.63% due 12/1/12..............       48,500
         Hollywood Casino Corp.:
  75,000   11.25% due 5/1/07..............       79,875
 260,000   13.00% due 8/1/06..............      205,400
  75,000 Hollywood Entertainment Corp.:
           9.625% due 3/15/11.............       76,125
  50,000 John Q Hammons Hotels, Inc.:
           8.875% due 5/15/12.............       49,500
         Mandalay Resort Group:
 150,000   10.25% due 8/1/07..............      160,125
  50,000   7.63% due 7/15/13..............       47,625
         MGM Mirage, Inc.:
 150,000   9.75% due 6/1/07...............      161,062
 100,000   8.50% due 9/15/10..............      108,000
         Park Place Entertainment Corp.:
 100,000   9.38% due 2/15/07..............      104,750
  95,000   8.88% due 9/15/08..............       98,563
   5,000 Perkins Family Restaurants, LP:
           10.13% due 12/15/07............        4,525

  PAR                                           MARKET
 VALUE                                          VALUE
---------------------------------------------------------
         LEISURE AND TOURISM - Continued
$175,000 Prime Hospitality Corp.:
           8.38% due 5/1/12................. $    153,125
 150,000 Riviera Holdings Corp.:
           11.00% due 6/15/10...............      125,250
  50,000 Six Flags, Inc.:
           8.88% due 2/1/10.................       45,000
  25,000 Speedway Motorsports, Inc.:
           8.50% due 8/15/07................       26,000
  50,000 Starwood Hotels & Resorts Worldwide, Inc.:
           8.38% due 5/1/12 *...............       49,250
 100,000 Steinway Musical Instruments, Inc.:
           8.75% due 4/15/11................       98,625
 100,000 Tricon Global Restaurants, Inc.:
           8.88% due 4/15/11................      109,750
         Vail Resorts, Inc.:
  25,000   8.75% due 5/15/09................       25,500
  50,000   8.75% due 5/15/09................       51,000
  45,000 Waterford Gaming, LLC:
           9.50% due 3/15/10 *..............       45,450
 200,000 Wynn Las Vegas, LLC:
           12.00% due 11/1/10...............      201,000
                                             ------------
                                                2,471,750
                                             ------------
         MACHINERY - 0.94%
  75,000 General Binding Corp.:
           9.38% due 6/1/08.................       63,750
 230,000 National Equipment Services, Inc.:
           10.00% due 11/30/04..............       69,000
         Park-Ohio Industries, Inc.:
  50,000   9.25% due 12/1/07................       35,500
  30,000   9.25% due 12/1/07................       20,775
  50,000 Terex Corp.:
           10.38% due 4/1/11................       50,000
                                             ------------
                                                  239,025
                                             ------------
         METALS - 0.75%
  75,000 Alaska Steel Corp.:
           7.88% due 2/15/09................       72,750
  25,000 California Steel Industries, Inc.:
           8.50% due 4/1/09.................       25,750
  48,796 National Steel Corp.:
           9.88% due 3/1/09 /(1)/...........       40,013
 210,000 Renco Metals, Inc.:
           11.50% due 7/1/03 /(1)/..........          787

  PAR                                    MARKET
 VALUE                                   VALUE
--------------------------------------------------
         METALS - Continued
$ 15,000 Russel Metals, Inc.:
           10.00% due 6/1/09......... $     15,825
  37,000 Ryerson Tull, Inc.:
           9.13% due 7/15/06.........       35,191
                                      ------------
                                           190,316
                                      ------------
         MISCELLANEOUS - 1.43%
         Doane Pet Care Co.:
 100,000   10.75% due 3/1/10 *.......      101,000
  25,000   9.75% due 5/15/07.........       21,125
         Service Corp. International:
 100,000   7.70% due 4/15/09.........       96,500
 100,000   7.70% due 4/15/09.........       95,500
  45,000 Stewart Enterprises, Inc.:
           10.75% due 7/1/08.........       48,937
                                      ------------
                                           363,062
                                      ------------
         MOBILE HOMES - 0.29%
  50,000 Champion Enterprises, Inc.:
           7.63% due 5/15/09.........       29,750
  50,000 Champion Home Builders Co.:
           11.25% due 4/15/07........       43,000
                                      ------------
                                            72,750
                                      ------------
         MULTIMEDIA - 1.23%
         Shaw Communications, Inc.:
 150,000   8.25% due 4/11/10.........      147,375
  50,000   7.25% due 4/6/11..........       46,000
 100,000 Time Warner, Inc.:
           9.13% due 1/15/13.........      117,702
                                      ------------
                                           311,077
                                      ------------
         OIL AND GAS - 4.48%
         Chesapeake Energy Corp.:
  25,000   9.00% due 8/15/12.........       26,875
  25,000   7.75% due 1/15/15.........       25,313
  50,000   7.50% due 9/15/13.........       49,551
  75,000 Citgo Petroleum Corp.:
           11.38% due 2/1/11 *.......       75,375
 150,000 Encore Acquisition Co.:
           8.38% due 6/15/12.........      157,500
         Forest Oil Corp.:
  50,000   8.00% due 12/15/11........       51,875
  75,000   7.75% due 5/1/14..........       75,563

--------------------------------------------------------------------------------

                                                                             31
February 28, 2003
    HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


  PAR                                     MARKET
 VALUE                                    VALUE
---------------------------------------------------
         OIL & GAS - Continued
         Frontier Oil Corp.:
$135,000   11.75% due 11/15/09........ $    145,125
  25,000   9.13% due 2/15/06..........       24,625
  25,000 Grant Prideco Escrow Corp.:
           9.00% due 12/15/09 *.......       26,250
 135,000 Hanover Equipment Trust:
           8.50% due 9/1/08 *.........      129,262
 125,000 KCS Energy, Inc.:............
           8.88% due 1/15/06..........       98,437
  25,000 Lone Star Technologies, Inc.:
           9.00% due 6/1/11...........       24,250
  35,751 Oslo Seismic Services, Inc.:
           8.28% due 6/1/11...........       22,881
         Tesoro Petroleum Corp.:
  40,000   9.63% due 4/1/12...........       32,400
  50,000   9.00% due 7/1/08...........       41,500
         Westport Resources Corp.:
  25,000   8.88% due 9/15/07..........       26,000
  75,000   8.25% due 11/1/11..........       78,937
  25,000   8.25% due 11/1/11..........       26,313
                                       ------------
                                          1,138,032
                                       ------------
         PAPER/FOREST PRODUCTS - 2.41%
  70,000 Buckeye Technologies, Inc.:
           8.50% due 12/15/05.........       63,000
  75,000 Constar International, Inc.:
           11.00% due 12/1/12.........       70,500
 150,000 Fibermark, Inc.:
           10.75% due 4/15/11.........      135,000
 225,000 Georgia-Pacific Corp.:
           7.50% due 5/15/06..........      213,750
  50,000 Kappa Beheer BV:
           10.63% due 7/15/09.........       53,375
  35,000 Packaged Ice, Inc.:
           9.75% due 2/1/05...........       30,450
  50,000 Speciality Paperboard, Inc.:
           9.38% due 10/15/06.........       45,000
                                       ------------
                                            611,075
                                       ------------

  PAR                                             MARKET
 VALUE                                            VALUE
---------------------------------------------------------
         POLLUTION CONTROL - 1.97%
         Allied Waste Industries, Inc.:
$210,000   10.00% due 8/1/09.................... $213,150
  50,000   9.25% due 9/1/12.....................   52,250
  25,000   8.88% due 4/1/08.....................   26,063
  50,000   8.50% due 12/1/08....................   51,250
 100,000   7.88% due 1/1/09.....................   99,500
  50,000 Waste Management, Inc.:................
           8.75% due 5/1/18.....................   57,075
                                                 --------
                                                  499,288
                                                 --------
         PUBLISHING - 0.71%
 100,000 Garden State Newspapers, Inc.:
           8.63% due 7/1/11.....................  102,750
  75,000 Houghton Mifflin Co.:
           9.88% due 2/1/13 *...................   78,750
                                                 --------
                                                  181,500
                                                 --------
         REAL ESTATE INVESTMENT TRUSTS - 2.18%
         Health Care REIT, Inc.:
  50,000   7.63% due 3/15/08....................   53,429
  25,000   7.50% due 8/15/07....................   26,511
  50,000 Host Marriott, LP:.....................
           8.38% due 2/15/06....................   48,500
 150,000 National Health Investors, Inc.:
           7.30% due 7/16/07....................  144,305
  50,000 RFS Partnership, LP:
           9.75% due 3/1/12.....................   49,438
 175,000 Senior Housing Properties Trust:
           8.63% due 1/15/12....................  178,500
  50,000 Ventas Realty, LP:.....................
           8.75% due 5/1/09.....................   52,750
                                                 --------
                                                  553,433
                                                 --------
         RETAIL - 2.41%
  61,000 Big 5 Corp.:
           10.88% due 11/15/07..................   63,669
  50,000 Cole National Group, Inc.:
           8.88% due 5/15/12....................   46,000
  50,000 Dillard's, Inc.:
           7.15% due 2/1/07.....................   48,875
  75,000 Express Scripts, Inc.:
           9.63% due 6/15/09....................   81,937
  75,000 Great Atlantic & Pacific Tea Co., Inc.:
           9.13% due 12/15/11...................   60,750

  PAR                                        MARKET
 VALUE                                       VALUE
----------------------------------------------------
         RETAIL - Continued
$100,000 JC Penney, Inc.:
           7.38% due 8/15/08............... $101,000
  50,000 MTS, Inc.:
           9.38% due 5/1/05................    9,500
         Rite Aid Corp.:
  50,000   11.25% due 7/1/08...............   47,750
  50,000   9.50% due 2/15/11...............   50,500
 100,000 Saks, Inc.:
           9.88% due 10/1/11...............  101,500
                                            --------
                                             611,481
                                            --------
         SCHOOLS - 0.39%
 100,000 KinderCare Learning Centers, Inc.:
           9.50% due 2/15/09...............   98,750
                                            --------
         SEMICONDUCTORS - 0.76%
 100,000 Amkor Technology, Inc.:
           9.25% due 2/15/08...............   94,000
  25,000 ChipPAC, Inc.:
           12.75% due 8/1/09...............   27,125
  75,000 ON Semiconductor Corp.:
           12.00% due 3/15/10 *............   72,750
                                            --------
                                             193,875
                                            --------
         TELECOMMUNICATIONS - 13.56%
  50,000 Airgate PCS, Inc.:
           13.50% due 10/1/09 /(3)/........    5,000
 250,000 Alamosa Holdings, Inc.:
           12.88% due 2/15/10 /(3)/........   55,000
 180,000 American Cellular Corp.:
           9.50% due 10/15/09..............   34,200
  50,000 AT & T Wireless Services, Inc.:
           7.88% due 3/1/11 /(5)/..........   53,125
  50,000 Echostar DBS Corp.:
           9.13% due 1/15/09...............   53,500
 100,000 Fairpoint Communications, Inc.:
           12.50% due 5/1/10...............   84,500
 100,000 GCI, Inc.:
           9.75% due 8/1/07................   92,000
 200,000 iPCS, Inc.:
           14.00% due 7/15/10 /(1)(3)/.....    5,000

--------------------------------------------------------------------------------

32
                                                              February 28, 2003
     HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


   PAR                                                MARKET
  VALUE                                               VALUE
--------------------------------------------------------------
           TELECOMMUNICATIONS - Continued
$   50,000 LCI International, Inc.:
             7.25% due 6/15/07..................... $   22,500
    50,000 MCI Communications Corp.:
             7.50% due 8/20/04 /(1)/...............     29,000
           Nextel Communications, Inc.:
   150,000   9.95% due 2/15/08 /(3)/...............    152,625
   300,000   9.38% due 11/15/09....................    301,500
   100,000 Nortel Networks, Ltd.:
             6.13% due 2/15/06.....................     90,375
           PanAmSat Corp.:
    50,000   8.50% due 2/1/12......................     49,125
   100,000   6.38% due 1/15/08.....................     98,500
           Qwest Capital Funding, Inc.:
   500,000   7.90% due 8/15/10.....................    357,500
    50,000   7.75% due 2/15/31.....................     32,750
    25,000   7.63% due 8/3/21......................     16,375
   150,000   7.25% due 2/15/11.....................    105,000
    50,000   7.00% due 8/3/09......................     35,250
           Qwest Corp.:
   100,000   8.88% due 3/15/12 *...................    103,750
   154,000 Qwest Services Corp.:
             14.00% due 12/15/14 *.................    160,930
    50,000 Rogers Wireless, Inc.:
             9.63% due 5/1/11......................     50,500
   200,000 TeleCorp PCS, Inc.:
             10.63% due 7/15/10....................    226,000
           TELUS Corp.:
   300,000   8.00% due 6/1/11......................    304,125
   500,000   7.50% due 6/1/07......................    505,625
   100,000 Triton PCS, Inc.:
             11.00% due 5/1/08 /(3)/...............     87,000
           United States West Communications, Inc.:
   175,000   8.88% due 6/1/31......................    168,437
    50,000   6.88% due 9/15/33.....................     41,250
    50,000 Voicestream Wireless Corp.:
             10.38% due 11/15/09...................     55,000
           WorldCom, Inc.:
   175,000   7.75% due 4/1/07 /(1)/................     38,719
   125,000   7.50% due 5/15/11 /(1)/...............     27,656
                                                    ----------
                                                     3,441,817
                                                    ----------
           TEXTILE - PRODUCTS - 0.19%
    50,000 Collins & Aikman Floor Cover:
           9.75% due 2/15/10.......................     48,750
                                                    ----------

   PAR                                             MARKET
  VALUE                                            VALUE
-----------------------------------------------------------
           UTILITIES - ELECTRIC - 1.73%
$  475,000 AES Drax Energy, Ltd.:
             11.50% due 8/30/10 /(1)/........... $    7,125
    50,000 BRL Universal Equipment:
             8.88% due 2/15/08..................     52,750
   100,000 Calpine Canada Energy Finance, ULC:
             8.50% due 5/1/08...................     48,500
    50,000 Calpine Corp.:
             8.75% due 7/15/07..................     23,000
   150,000 Edison Mission Energy:
             10.00% due 8/15/08.................     88,500
    25,000 Kansas Gas & Elec Co.:
             7.60% due 12/15/03.................     25,565
   100,000 Mirant Corp.:
             8.30% due 5/1/11...................     50,500
   150,000 Teco Energy, Inc.:
             7.00% due 5/1/12 /(5)/.............    129,000
    25,000 Tiverton/Rumford Power Assoc., Ltd.:
             9.00% due 7/15/18 *................     15,000
                                                 ----------
                                                    439,940
                                                 ----------
           UTILITIES - GAS, DISTRIBUTION - 0.21%
    50,000 AmeriGas Partners, LP:
             10.00% due 4/15/06.................     53,250
                                                 ----------
           UTILITIES - GAS, PIPELINE - 7.74%
   100,000 ANR Pipeline Co:
             8.88% due 3/15/10 *................     98,718
   425,000 Dynegy-Roseton Danskammer:
             7.27% due 11/8/10..................    259,250
   225,000 Leviathan Gas Pipeline:
             10.38% due 6/1/09..................    229,500
   175,000 Northwest Pipeline Corp.:
             8.13% due 3/1/10 *.................    175,000
   250,000 Reliant Energy Resources Corp.:
             7.75% due 2/15/11..................    225,000
   100,000 Southern Natural Gas Co.:
             8.88% due 3/15/10 *................     98,718
           Texas Gas Transmission Corp.:
    50,000   8.63% due 4/1/04...................     50,500
    25,000   7.25% due 7/15/27..................     22,250
   350,000 Transcontinental Gas Pipe Line Corp.:
             8.88% due 7/15/12..................    364,000
   525,000 Williams Cos., Inc.:
             7.13% due 9/1/11...................    441,000
                                                 ----------
                                                  1,963,936
                                                 ----------

   PAR                                                 MARKET
  VALUE                                                VALUE
----------------------------------------------------------------
           TOTAL CORPORATE BONDS
           (Cost $24,344,272)....................... $23,136,610
                                                     -----------
 NUMBER
OF SHARES
----------
           COMMON STOCK - 0.02%
           MACHINERY - 0.02%
       336 Manitowoc Co., Inc.                             6,105
                                                     -----------
           TOTAL COMMON STOCK
           (Cost $0)................................       6,105
                                                     -----------
           PREFERRED STOCK - 2.33%
           BROADCASTING - 2.02%
     5,000 Cablevision Systems Corp.
             11.13%.................................     512,500
                                                     -----------
           FINANCIAL SERVICES - 0.21%
       500 Sinclair Capital
             11.63%.................................      53,000
                                                     -----------
           TELECOMMUNICATIONS - 0.10%
       200 Broadwing Communications, Inc.
             12.50%.................................      12,500
     1,500 MCI Capital
             8.00%..................................      12,225
                                                     -----------
                                                          24,725
                                                     -----------
           TOTAL PREFERRED STOCK
           (Cost $580,913)..........................     590,225
                                                     -----------
           WARRANTS - 0.00%
       200 GT Group Telecom, Inc. +
           (Cost $0)................................           2
                                                     -----------
   PAR
  VALUE
----------
           SHORT-TERM INVESTMENTS - 6.68%
           REPURCHASE AGREEMENT - 6.68%
$1,695,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 1.24%, dated
            2/28/03, to be repurchased 3/3/03 in the
            amount of $1,695,175 and collateralized
            by Federal National Mtg. Assn. Bonds,
            bearing interest at 3.50%, due 9/15/04
            and having an approximate value of
            $1,747,086 (Cost $1,695,000) /(5)/......   1,695,000
                                                     -----------

--------------------------------------------------------------------------------

                                                                             33
February 28, 2003
    HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


   PAR                                                  MARKET
  VALUE                                                 VALUE
-----------------------------------------------------------------
           TOTAL INVESTMENTS
           (Cost $26,620,185) - 100.18%............. $25,427,942
                                                     -----------
           SHORT BOND POSITIONS - (0.93)%
           PAPER/FOREST PRODUCTS - (0.21%)
$ (60,000) Owens-Illinois, Inc.:
             7.50% due 5/15/10......................     (53,550)
                                                     -----------
           TELECOMMUNICATIONS - (0.21)%
  (50,000) AT&T Wireless Services, Inc.:
             7.88% due 3/1/11.......................     (53,125)
                                                     -----------
           UTILITIES - ELECTRIC - (0.51)%
 (150,000) TECO Energy, Inc.:
             7.00% due 5/1/12.......................    (129,000)
                                                     -----------
           TOTAL SHORT BOND POSITION
           (Proceeds $224,925)......................    (235,675)
                                                     -----------
           Other assets and liabilities, net - 0.75%     189,489
                                                     -----------
           NET ASSETS - 100%........................ $25,381,756
                                                     -----------

--------
* Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2003, the aggregate value of these securities was $2,356,075 representing 9.28% of net assets.
/(1)/Bond in default
/(2)/Fair valued security - see Note 2.
/(3)/Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate. /(4)/Consists of more than one class of securities traded together as a unit;
    generally bonds with attached stocks and warrants.
/(5)/The security or a portion thereof represents collateral for securities sold short.


SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

34
                       STRATEGIC BOND FUND  (Unaudited)
                                                              February 28, 2002


    Average Annual Total Return/(a)/
----------------------------------------
6 Months 1 Year 3 Years Since Inception*
----------------------------------------
 8.84%   7.55%   7.61%       6.84%

*September 21, 1998
/(a)/Average annual total returns are net of expenses.

                             [CHART]

Growth of $10,000 Investment

          Strategic Bond Fund   Lehman Brothers U.S. Aggregate Index
          -------------------   ------------------------------------
 9/21/98          $10,000.00              $10,000.00
12/31/98           10,406.19               10,145.00
 8/31/99
12/31/99           10,806.37               10,061.00
 8/31/00
12/29/00           11,040.83               11,231.00
 8/31/01
12/31/01           12,205.86               12,177.00
 8/30/02
12/31/02           13,011.73               13,428.00
 2/28/03           13,415.46               13,625.00

Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                     1. Federal National Mtg. Assoc.
                          4.75% due 3/15/04.........   8.06%
                     2. Federal National Mtg. Assoc.
                          6.00% due 2/1/32..........   5.30%
                     3. Federal Home Loan Mtg. Corp.
                          6.00% due 2/1/32..........   4.94%
                     4. Federal National Mtg. Assoc.
                          6.50% due 12/1/31.........   4.12%
                     5. Russian Federation
                          5.00% due 3/31/30.........   2.53%
                     6. Russian Federation
                          10.00% due 6/26/07........   2.44%
                     7. United Mexican States
                          8.13% due 12/30/19........   1.60%
                     8. United Mexican States
                          8.38% due 1/14/11.........   1.58%
                     9. Brazil Federative Republic
                          8.00% due 4/15/14.........   1.57%
                    10. Brazil Federative Republic
                          11.00% due 1/11/12........   1.21%

MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did you manage the portfolio over the past semi-annual period?
The portfolio continues with over-weight to the high yield sector and full weight to the emerging market sector. These two sectors provided significant return advantages relative to the Lehman Aggregate benchmark. The current asset class allocation targets are 38% high yield, 34% U.S. investment grade, 20% emerging market debt and 8% non-U.S. dollar. The allocations remain on the slightly aggressive side driven by the belief that credit spreads remain attractive and that the market default rate has peaked.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
The primary value driver in the portfolio is the asset allocation decision. During the fourth quarter of 2002, the emerging market target was increased to 20% from 18%. Allocation changes were funded by reducing the allocation target of high yield to 38% and investment grade to 34%.

What is your investment outlook for the coming year?
The resolution of the conflict with Iraq will be a major driver of the global economy in 2003 and 2004. No matter what happens, robust economic growth is not in the picture. The fears of oil shortages have significantly increased oil prices, which will add to cost everywhere. This is somewhat offset by weak economies in Japan, Europe and slow growth in the U.S. The prospect of war and other economic issues has already slowed the U.S. consumer and their developed market peers. Therefore, interest rates will remain low by historical standards. Housing will remain a bright spot in the economy. Headline inflation will go up on oil prices, and consumer spending will be anemic. The high yield market and emerging market bonds should return at least their market yields with upside potential from capital appreciation, and the non-U.S. dollar market could benefit from a weaker U.S. currency.



--------------------------------------------------------------------------------

                                                                             35
February 28, 2003
          STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited)


   PAR                                           MARKET
  VALUE                                           VALUE
------------------------------------------------------------
           CORPORATE BONDS - 35.20%
           AEROSPACE/DEFENSE - 0.21%
   $25,000 Condor Systems, Inc.:
             11.88% due 5/1/09/(1)/.........  $      5,500
    10,000 K & F Industries, Inc.:
             9.25% due 10/15/07.............        10,438
    25,000 L-3 Communications Corp.:
             7.63% due 6/15/12..............        26,156
    25,000 Transdigm, Inc.:
             10.38% due 12/1/08.............        26,125
                                              ------------
                                                    68,219
                                              ------------
           AIRLINES - 0.20%
    57,865 Atlas Air, Inc.:
             8.01% due 1/2/10/(2)/..........        17,359
    83,302 Continental Airlines, Inc.:
             6.95% due 8/2/09...............        47,676
                                              ------------
                                                    65,035
                                              ------------
           APPAREL & PRODUCTS - 0.31%
           Levi Strauss & Co.:
    75,000   12.25% due 12/15/12*...........        75,375
    25,000   7.00% due 11/1/06..............        22,625
                                              ------------
                                                    98,000
                                              ------------
           AUTOMOTIVE - 0.43%
    25,000 Diamond Triumph Auto Glass, Inc.:
             9.25% due 4/1/08...............        20,000
    25,000 Lear Corp.:
             8.11% due 5/15/09..............        27,313
    50,000 Pep Boys-Manny, Moe & Jack:
             6.92% due 7/7/06...............        47,687
    50,000 Prestolite Electric, Inc.:
             9.63% due 2/1/08...............        36,125
    25,000 Venture Holdings Trust:
             11.00% due 6/1/07/(1)/.........         6,250
                                             ---------------
                                                   137,375
                                             ---------------
           BEVERAGES - 0.08%
    25,000 Cott Beverages USA, Inc.:
             8.00% due 12/15/11.............        26,313
                                             ---------------
           BROADCASTING - 2.93%
    50,000 Allbritton Communications Co.:
             7.75% due 12/15/12*............        49,500

   PAR                                                MARKET
  VALUE                                                VALUE
-----------------------------------------------------------------
           BROADCASTING - Continued
   $10,000 Big City Radio, Inc.:
             11.25% due 3/15/05/(1)(3)/..........  $      9,013
   100,000 Cablevision Systems Corp.:
             10.50% due 5/15/16..................       106,750
    25,000 CF Cable TV, Inc.:
             9.13% due 7/15/07...................        26,219
           Charter Communications Holdings, LLC:
    75,000   10.75% due 10/1/09..................        35,437
    50,000   10.25% due 1/15/10..................        24,000
   225,000   9.63% due 11/15/09..................       108,562
    70,000 Cumulus Media, Inc.:
             10.38% due 7/1/08...................        74,900
    75,000 Emmis Communications Corp.:
             12.50% due 3/15/11/(3)/.............        61,875
           Lenfest Communications, Inc.:
    20,000   10.50% due 6/15/06..................        22,473
    50,000   7.63% due 2/15/08...................        55,362
    25,000 Lodgenet Entertainment Corp.:
             10.25% due 12/15/06.................        23,250
    37,000 Nexstar Finance Holdings, LLC:
             16.00% due 5/15/09..................        30,895
    75,000 Pegasus Communications Corp.:
             9.63% due 10/15/05..................        57,937
    25,000 Pegasus Satellite Communication, Inc.:
             12.38% due 8/1/06...................        19,813
   100,000 Rogers Cablesystems, Ltd.:
             11.00% due 12/1/15..................       105,000
    25,000 Sinclair Broadcast Group, Inc.:
             8.00% due 3/15/12*..................        25,594
           Young Broadcasting, Inc.:
    34,000   10.00% due 3/1/11...................        34,850
    44,000   9.00% due 1/15/06...................        43,340
    25,000   8.50% due 12/15/08..................        26,187
                                                  ---------------
                                                        940,957
                                                   ------------
           BUILDING MATERIALS - 0.39%
    50,000 Koppers Industries, Inc.:
             9.88% due 12/1/07...................        47,250
    50,000 MMI Products, Inc.:
             11.25% due 4/15/07..................        40,500
    39,000 US Industries, Inc.:
             11.25% due 12/31/05*................        36,270
                                                  ---------------
                                                        124,020
                                                  ---------------

   PAR                                       MARKET
  VALUE                                       VALUE
--------------------------------------------------------
           CHEMICAL - 0.45%
   $90,000 Huntsman International, LLC:
             9.88% due 3/1/09...........  $     92,025
    50,000 Methanex Corp.:
             8.75% due 8/15/12..........        53,750
                                         ---------------
                                               145,775
                                         ---------------
           COMMERCIAL SERVICES - 0.95%
   200,000 Crown Cork & Seal Co., Inc.:
             8.38% due 1/15/05..........       200,000
    50,000 Renters Choice:
             11.00% due 8/15/08.........        53,625
    50,000 Universal Compression, Inc.:
             9.95% due 2/15/08/(3)/.....        52,312
                                          ------------
                                               305,937
                                         ---------------
           CONGLOMERATES - 0.51%
           Tyco International Group SA:
   100,000   6.75% due 2/15/11..........        94,500
    75,000   6.38% due 10/15/11.........        69,750
                                          ------------
                                               164,250
                                          ------------
           DRUGS - 0.16%
    25,000 ALARIS Medical, Inc.:
             11.13% due 8/1/08/(3)/.....        25,250
    25,000 ALARIS Medical Systems, Inc.:
             9.75% due 12/1/06..........        25,500
                                          ------------
                                                50,750
                                          ------------
           ELECTRONICS/ELECTRICAL EQUIPMENT - 0.53%
    25,000 Sanmina-SCI Corp.:
             10.38% due 1/15/10*........        26,375
   125,000 Xerox Capital Europe, PLC:
             5.88% due 5/15/04..........       122,500
    25,000 Xerox Corp.:
             7.20% due 4/1/16...........        20,750
                                          ------------
                                               169,625
                                          ------------
           FERTILIZERS - 0.39%
   100,000 IMC Global, Inc.:
             11.25% due 6/1/11*.........       104,750
    25,000 Terra Industries, Inc.:
             10.50% due 6/15/05.........        21,625
                                          ------------
                                               126,375
                                          ------------

--------------------------------------------------------------------------------

36
                                                              February 28, 2003
   STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS - (Unaudited) - CONTINUED


  PAR                                                 MARKET
 VALUE                                                VALUE
---------------------------------------------------------------
         FINANCE COMPANIES - 0.33%
         AmeriCredit Corp.:
$ 75,000   9.88% due 4/15/06...................... $     45,000
  25,000   9.25% due 5/1/09.......................       13,750
  58,428 Jet Equipment Trust:
           8.24% due 11/1/12*.....................       14,607
  50,000 United States West Capital Funding, Inc.:
           6.88% due 7/15/28......................       32,250
                                                   ------------
                                                        105,607
                                                   ------------
         FINANCIAL SERVICES - 2.42%
 150,000 American Tower Escrow Corp.:
           zero coupon due 8/1/08*/(5)/...........       92,250
 125,000 Athena Neurosciences Finance, LLC:
           7.25% due 2/21/08......................       83,125
  90,000 Bear Island Paper Co., LLC:
           10.00% due 12/1/07.....................       75,150
  50,000 Bluewater Finance, Ltd.:
           10.25% due 2/15/12.....................       48,750
  75,000 Chukchansi Economic Development Auth.:
           14.50% due 6/15/09*....................       76,875
  50,000 Dana Credit Corp.:
           8.38% due 8/15/07*.....................       47,750
  58,000 ESI Tractebel Acquisition Corp.:
           7.99% due 12/30/11.....................       56,686
 120,000 Finova Group, Inc.:
           7.50% due 11/15/09.....................       38,400
  25,000 LaBranche & Co., Inc.:
           12.00% due 3/2/07......................       27,750
  50,000 Nexstar Finance LLC, Inc.:
           12.00% due 4/1/08/(3)/.................       55,000
  50,000 PCA, LLC/PCA Finance Corp:
           11.88% due 8/1/09......................       50,625
  25,000 PDVSA Finance, Ltd.:
           6.80% due 11/15/08.....................       19,000
  75,000 Terra Capital, Inc.:
           12.88% due 10/15/08....................       81,375
  25,000 Trumps Castle Funding, Inc.:
           11.75% due 11/15/03....................       24,375
                                                   ------------
                                                        777,111
                                                   ------------

  PAR                                   MARKET
 VALUE                                  VALUE
-------------------------------------------------
         FOODS - 0.86%
$ 90,000 Agrilink Foods, Inc.:
           11.88% due 11/1/08....... $     97,200
  25,000 Del Monte Corp.:
           8.63% due 12/15/12*......       25,625
         Dole Food Co., Inc.:
  25,000   7.25% due 5/1/09.........       24,594
  50,000   6.38% due 10/1/05........       54,500
         Fleming Cos., Inc.:
  50,000   10.63% due 7/31/07 /(1)/.       14,000
  50,000   10.13% due 4/1/08 /(1)/..       29,000
  25,000   9.88% due 5/1/12 /(1)/...        6,500
  25,000 Smithfield Foods, Inc.:
           8.00% due 10/15/09.......       25,187
                                     ------------
                                          276,606
                                     ------------
         HEALTHCARE - 0.53%
  25,000 Caremark Rx, Inc.:
           7.38% due 10/1/06........       26,000
         HEALTHSOUTH Corp.:
 100,000   10.75% due 10/1/08 /(1)/.       82,500
  75,000   7.63% due 6/1/12 /(1)/...       61,125
                                     ------------
                                          169,625
                                     ------------
         HOME BUILDERS - 0.28%
  25,000 Beazer Homes USA, Inc.:
           8.38% due 4/15/12........       26,500
  60,000 MDC Holdings, Inc.:
           8.38% due 2/1/08.........       62,513
                                     ------------
                                           89,013
                                     ------------
         HOSPITAL MANAGEMENT - 0.80%
         HCA, Inc.:
  50,000   6.95% due 5/1/12.........       53,595
  10,000   6.91% due 6/15/05........       10,577
  75,000 IASIS Healthcare Corp.:
           13.00% due 10/15/09......       81,562
  70,000 Province Healthcare Co.:
           4.50% due 11/20/05.......       62,650
         Tenet Healthcare Corp.:
  25,000   7.38% due 2/1/13.........       25,187
  25,000   6.50% due 6/1/12.........       24,188
                                     ------------
                                          257,759
                                     ------------

  PAR                                          MARKET
 VALUE                                         VALUE
--------------------------------------------------------
         HOSPITAL SUPPLIES - 0.69%
$ 75,000 AmerisourceBergen Corp.:
           7.25% due 11/15/12*............. $     78,000
  78,786 Physician Sales & Service, Inc.:
           8.50% due 10/1/07...............       80,756
  65,000 Universal Hospital Services, Inc.:
           10.25% due 3/1/08...............       62,481
                                            ------------
                                                 221,237
                                            ------------
         HOUSEHOLD PRODUCTS - 0.12%
  50,000 Royster-Clark, Inc.:
           10.25% due 4/1/09...............       39,250
                                            ------------
         INFORMATION PROCESSING -
         HARDWARE - 0.08%
  25,000 Seagate Technology:
           8.00% due 5/15/09...............       26,125
                                            ------------
         INFORMATION PROCESSING -
         SERVICES - 0.08%
  25,000 Unisys Corp.:
           7.88% due 4/1/08................       25,938
                                            ------------
         INSURANCE - 0.24%
 100,000 Fairfax Financial Holdings, Ltd.:
           7.38% due 3/15/06...............       78,000
                                            ------------
         LEISURE AND TOURISM - 3.79%
  25,000 AMC Entertainment, Inc.:
           9.50% due 2/1/11................       23,875
  25,000 Boyd Gaming Corp.:
           8.75% due 4/15/12...............       25,938
  50,000 Cinemark USA, Inc,:
           9.00% due 2/1/13*...............       51,750
  25,000 CKE Restaurants, Inc.:
           4.25% due 3/15/04...............       23,375
  50,000 Courtyard by Marriott II:
           10.75% due 2/1/08...............       48,750
  25,000 Hasbro, Inc.:
           8.50% due 3/15/06...............       26,125
  25,000 Hilton Hotels Corp.:
           7.63% due 12/1/12...............       24,250
         Hollywood Casino Corp.:
  50,000   11.25% due 5/1/07...............       53,250
 125,000   13.00% due 8/1/06...............       98,750
  25,000 Hollywood Entertainment Corp.:
           9.63% due 3/15/11...............       25,375

--------------------------------------------------------------------------------

                                                                             37
   STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS - (Unaudited) - CONTINUED February 28, 2003


  PAR                                           MARKET
 VALUE                                          VALUE
---------------------------------------------------------
         LEISURE AND TOURISM - Continued
$ 25,000 John Q Hammons Hotels, Inc.:
           8.88% due 5/15/12................ $     24,750
         Mandalay Resort Group:
  75,000   10.25% due 8/1/07................       80,062
  25,000   7.63% due 7/15/13................       23,813
 100,000 MGM Mirage, Inc.:
           8.50% due 9/15/10................      108,000
         Park Place Entertainment Corp.:
  50,000   9.38% due 2/15/07................       52,375
  50,000   8.88% due 9/15/08................       51,875
  75,000 Prime Hospitality Corp.:
           8.38% due 5/1/12.................       65,625
  75,000 Riviera Holdings Corp.:
           11.00% due 6/15/10...............       62,625
  50,000 Six Flags, Inc.:
           8.88% due 2/1/10.................       45,000
  25,000 Starwood Hotels & Resorts Worldwide, Inc.:
           8.38% due 5/1/12*................       24,625
  50,000 Steinway Musical Instruments, Inc.:
           8.75% due 4/15/11................       49,312
  50,000 Tricon Global Restaurants, Inc.:
           8.88% due 4/15/11................       54,875
  50,000 Vail Resorts, Inc.:
           8.75% due 5/15/09................       51,000
  23,000 Waterford Gaming, LLC:
           9.50% due 3/15/10*...............       23,230
 100,000 Wynn Las Vegas, LLC:
           12.00% due 11/1/10...............      100,500
                                             ------------
                                                1,219,105
                                             ------------
         MACHINERY - 0.32%
  25,000 General Binding Corp.:
           9.38% due 6/1/08.................       21,250
         National Equipment Services, Inc.:
  25,000   10.00% due 11/30/04..............        7,500
  50,000   10.00% due 11/30/04..............       15,000
         Park-Ohio Industries, Inc.:
  25,000   9.25% due 12/1/07................       17,750
  25,000   9.25% due 12/1/07................       17,313
  25,000 Terex Corp.:
           10.38% due 4/1/11................       25,000
                                             ------------
                                                  103,813
                                             ------------

  PAR                                         MARKET
 VALUE                                        VALUE
-------------------------------------------------------
        METALS - 0.43%
$25,000 Alaska Steel Corp.:
          7.88% due 2/15/09............... $     24,250
 25,000 California Steel Industries, Inc.:
          8.50% due 4/1/09................       25,750
 73,194 National Steel Corp.:
          9.88% due 3/1/09/(1)/...........       60,019
 75,000 Renco Metals, Inc.:
          11.50% due 7/1/03/(1)/..........          281
  5,000 Russel Metals, Inc.:
          10.00% due 6/1/09...............        5,275
 23,000 Ryerson Tull, Inc.:
          9.13% due 7/15/06...............       21,876
                                           ------------
                                                137,451
                                           ------------
        MISCELLANEOUS - 0.49%
 25,000 Doane Pet Care Co.:
          10.75% due 3/1/10*..............       25,250
        Service Corp. International:
 50,000   7.70% due 4/15/09...............       47,750
 50,000   6.88% due 10/1/07...............       47,500
 35,000 Stewart Enterprises, Inc.:
          10.75% due 7/1/08...............       38,062
                                           ------------
                                                158,562
                                           ------------
        MOBILE HOMES - 0.13%
 25,000 Champion Enterprises, Inc.:
          7.63% due 5/15/09...............       14,875
 25,000 Champion Home Builders Co.:
          11.25% due 4/15/07..............       21,500
 25,000 Oakwood Homes Corp.:
          8.13% due 3/1/09/(1)/...........        5,250
                                           ------------
                                                 41,625
                                           ------------
        MULTIMEDIA - 0.48%
        Shaw Communications, Inc.:
 75,000   8.25% due 4/11/10...............       73,688
 25,000   7.25% due 4/6/11................       23,000
 50,000 Time Warner, Inc.:
          9.13% due 1/15/13...............       58,851
                                           ------------
                                                155,539
                                           ------------

  PAR                                    MARKET
 VALUE                                   VALUE
--------------------------------------------------
         OIL AND GAS - 2.22%
         Chesapeake Energy Corp.:
$ 25,000   9.00% due 8/15/12.......... $    26,875
  25,000   7.75% due 1/15/15..........      25,313
  25,000   7.50% due 9/15/13..........      24,776
  25,000 Citgo Petroleum Corp.:
           11.38% due 2/1/11*.........      25,125
  50,000 Encore Acquisition Co.:
           8.38% due 6/15/12..........      52,500
  25,000 Forest Oil Corp.:
           8.00% due 6/15/08..........      25,937
  75,000 Frontier Oil Corp.:
           11.75% due 11/15/09........      80,625
  25,000 Grant Prideco Escrow Corp.:
           9.00% due 12/15/09*........      26,250
  50,000 Hanover Equipment Trust:
           8.50% due 9/1/08*..........      47,875
 100,000 KCS Energy, Inc.:
           8.88% due 1/15/06..........      78,750
  17,876 Oslo Seismic Services, Inc.:
           8.28% due 6/1/11...........      11,441
  25,000 Tesoro Petroleum Corp.:
           9.63% due 11/1/08..........      21,000
  75,000 Westport Resources Corp.:
           8.25% due 11/1/11*.........      78,937
 225,000 Williams Cos., Inc.:
           7.13% due 9/1/11...........     189,000
                                       -----------
                                           714,404
                                       -----------
         PAPER/FOREST PRODUCTS - 0.86%
  45,000 Buckeye Technologies, Inc.:
           8.50% due 12/15/05.........      40,500
  25,000 Constar International, Inc.:
           11.00% due 12/1/12.........      23,500
  25,000 Fibermark, Inc.:
           10.75% due 4/15/11.........      22,500
 100,000 Georgia-Pacific Corp.:
           7.50% due 5/15/06..........      95,000
  25,000 Kappa Beheer BV:
           10.63% due 7/15/09.........      26,687
  75,000 Speciality Paperboard, Inc.:
           9.38% due 10/15/06.........      67,500
                                       -----------
                                           275,687
                                       -----------

--------------------------------------------------------------------------------

38
                                                              February 28, 2003
   STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS - (Unaudited) - CONTINUED


  PAR                                               MARKET
 VALUE                                              VALUE
-------------------------------------------------------------
         POLLUTION CONTROL - 0.81%
         Allied Waste Industries, Inc.:
$125,000   10.00% due 8/1/09.................... $    126,875
  50,000   9.25% due 9/1/12.....................       52,250
  50,000   8.88% due 4/1/08.....................       52,125
  25,000 Waste Management, Inc.:
           8.75% due 5/1/18.....................       28,538
                                                 ------------
                                                      259,788
                                                 ------------
         PUBLISHING - 0.41%
  50,000 Garden State Newspapers, Inc.:
           8.75% due 10/1/09....................       51,250
  75,000 Houghton Mifflin Co.:
           9.88% due 2/1/13*....................       78,750
                                                 ------------
                                                      130,000
                                                 ------------
         REAL ESTATE INVESTMENT TRUSTS - 0.75%
  25,000 Health Care REIT, Inc.:
           8.00% due 9/12/12....................       25,870
  75,000 National Health Investors, Inc.:
           7.30% due 7/16/07....................       72,152
  40,000 RFS Partnership, LP:
           9.75% due 3/1/12.....................       39,550
  75,000 Senior Housing Properties Trust:
           8.63% due 1/15/12....................       76,500
  25,000 Ventas Realty, LP:
           8.75% due 5/1/09.....................       26,375
                                                 ------------
                                                      240,447
                                                 ------------
         RETAIL - 1.05%
  20,000 Big 5 Corp.:
           10.88% due 11/15/07..................       20,875
  13,000 Cole National Group, Inc.:
           8.88% due 5/15/12....................       11,960
  25,000 Dillard's, Inc.:
           7.15% due 2/1/07.....................       24,437
  50,000 Express Scripts, Inc.:
           9.63% due 6/15/09....................       54,625
  50,000 Great Atlantic & Pacific Tea Co., Inc.:
           9.13% due 12/15/11...................       40,500
  50,000 JC Penney, Inc.:
           7.38% due 8/15/08....................       50,500
  50,000 MTS, Inc.:
           9.38% due 5/1/05.....................        9,500
         Rite Aid Corp.:
  25,000   11.25% due 7/1/08....................       23,875
  50,000   9.50% due 2/15/11....................       50,500
  50,000 Saks, Inc.:
           9.88% due 10/1/11....................       50,750
                                                 ------------
                                                      337,522
                                                 ------------

  PAR                                             MARKET
 VALUE                                            VALUE
-----------------------------------------------------------
        SCHOOLS - 0.15%
$50,000 KinderCare Learning Centers, Inc.:
          9.50% due 2/15/09................... $     49,375
                                               ------------
        SEMICONDUCTORS - 0.38%
 50,000 Amkor Technology, Inc.:
          9.25% due 5/1/06....................       47,500
 25,000 ChipPAC, Inc.:
          12.75% due 8/1/09...................       27,125
 50,000 ON Semiconductor Corp.:
          12.00% due 3/15/10*.................       48,500
                                               ------------
                                                    123,125
                                               ------------
        TELECOMMUNICATIONS - 6.27%
 50,000 Airgate PCS, Inc.:
          13.50% due 10/1/09/(3)/.............        5,000
100,000 Alamosa Delaware, Inc.:
          12.50% due 2/1/11...................       31,000
 75,000 Alamosa Holdings, Inc.:
          12.88% due 2/15/10/(3)/.............       16,500
150,000 American Cellular Corp.:
          9.50% due 10/15/09..................       28,500
 50,000 DirecTV Holdings, LLC:
          8.38% due 3/15/13*..................       52,750
 85,000 Echostar DBS Corp.:
          9.13% due 1/15/09...................       90,950
 75,000 Fairpoint Communications, Inc.:
          9.50% due 5/1/08....................       58,875
 50,000 GCI, Inc.:
          9.75% due 8/1/07....................       46,000
 25,000 LCI International, Inc.:
          7.25% due 6/15/07...................       11,250
 25,000 MCI Communications Corp.:
          7.50% due 8/20/04/(1)/..............       14,500
        Nextel Communications, Inc.:
 50,000   10.65% due 9/15/07/(3)/.............       51,500
125,000   9.95% due 2/15/08/(3)/..............      127,187
 25,000   9.75% due 10/31/07/(3)/.............       25,375
 25,000   9.38% due 11/15/09..................       25,125
 50,000 Nortel Networks, Ltd.:
          6.13% due 2/15/06...................       45,187
        PanAmSat Corp.:
 25,000   8.50% due 2/1/12....................       24,563
 50,000   6.38% due 1/15/08...................       49,250
 75,000 Pegasus Satellite Communication, Inc.:
          13.50% due 3/1/07/(3)/..............       41,062

   PAR                                                MARKET
  VALUE                                               VALUE
---------------------------------------------------------------
          TELECOMMUNICATIONS - Continued
          Qwest Capital Funding, Inc.:
 $150,000   7.90% due 8/15/10..................... $    107,250
   25,000   7.75% due 2/15/31.....................       16,375
   25,000   7.63% due 8/3/21......................       16,375
   25,000   7.25% due 2/15/11.....................       17,500
   50,000 Qwest Corp.:
            8.88% due 3/15/12*....................       51,875
   88,000 Qwest Services Corp.:
            14.00% due 12/15/14*..................       91,960
   25,000 Rogers Wireless, Inc.:
            9.63% due 5/1/11......................       25,250
  200,000 Southwestern Bell Telephone Co.:
            6.55% due 10/7/08.....................      229,951
   75,000 TeleCorp PCS, Inc.:
            10.63% due 7/15/10....................       84,750
          TELUS Corp.:
  175,000   8.00% due 6/1/11......................      177,406
  200,000   7.50% due 6/1/07......................      202,250
          Triton PCS, Inc.:
   75,000   11.00% due 5/1/08/(3)/................       65,250
          United States West Communications, Inc.:
  100,000   8.88% due 6/1/31......................       96,250
   25,000   7.50% due 6/15/23.....................       22,000
   25,000   6.88% due 9/15/33.....................       20,625
  125,000 US Unwired, Inc., Series B:
            13.38% due 11/1/09/(3)/...............       12,500
          WorldCom, Inc.:
  100,000   7.75% due 4/1/07/(1)/.................       22,125
   50,000   7.50% due 5/15/11/(1)/................       11,063
                                                   ------------
                                                      2,015,329
                                                   ------------
          TEXTILE - PRODUCTS - 0.08%
   25,000 Collins & Aikman Floor Cover:
            9.75% due 2/15/10.....................       24,375
                                                   ------------
          UTILITIES - ELECTRIC - 0.49%
  175,000 AES Drax Energy, Ltd.:
            11.50% due 8/30/10/(1)/...............        2,625
   50,000 BRL Universal Equipment:
            8.88% due 2/15/08.....................       52,750
   25,000 Calpine Canada Energy Finance, ULC:
            8.50% due 5/1/08......................       12,125
   50,000 Calpine Corp.:
            7.75% due 4/15/09.....................       23,000
  100,000 Mirant Corp.:
            8.30% due 5/1/11......................       50,500
   25,000 Tiverton/Rumford Power Assoc., Ltd.:
            9.00% due 7/15/18*....................       15,000
                                                   ------------
                                                        156,000
                                                   ------------

--------------------------------------------------------------------------------

                                                                             39
February 28, 2003
     STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


  PAR                                            MARKET
 VALUE                                           VALUE
----------------------------------------------------------
        UTILITIES - GAS, DISTRIBUTION - 0.08%
$25,000 AmeriGas Partners, LP:
          10.00% due 4/15/06................. $     26,625
                                              ------------
        UTILITIES - GAS, PIPELINE - 2.04%
 25,000 ANR Pipeline Co:
          8.88% due 3/15/10*.................       24,680
150,000 Dynegy-Roseton Danskammer:
          7.27% due 11/8/10..................       91,500
 50,000 Leviathan Gas Pipeline:
          10.38% due 6/1/09..................       51,000
100,000 Northwest Pipeline Corp.:
          8.13% due 3/1/10*..................      100,000
125,000 Reliant Energy Resources Corp.:
          7.75% due 2/15/11..................      112,500
100,000 Southern Natural Gas Co.:
          8.88% due 3/15/10*.................       98,796
        Texas Gas Transmission Corp.:
 25,000   8.63% due 4/1/04...................       25,250
 25,000   7.25% due 7/15/27..................       22,250
125,000 Transcontinental Gas Pipe Line Corp.:
          8.88% due 7/15/12..................      130,000
                                              ------------
                                                   655,976
                                              ------------
        TOTAL CORPORATE BONDS
        (Cost $11,678,585)...................   11,313,650
                                              ------------
        FOREIGN GOVERNMENT BONDS - 22.65%
        GOVERNMENT - 22.65%
195,000 Australian Government:
          7.50% due 7/15/05..................      126,890
        Brazil Federative Republic:
100,000   14.50% due 10/15/09................       93,500
500,000   11.00% due 1/11/12.................      387,500
450,000   11.00% due 8/17/40.................      322,425
677,276   8.00% due 4/15/14..................      504,570
224,000   2.56% due 4/15/06..................      195,265
135,000 Federal Republic of Germany:
          4.50% due 8/18/06..................      153,806
        Government of Canada:
150,000 5.75% due 9/1/06.....................      106,684
180,000 5.75% due 6/1/29.....................      126,103
 89,000 Government of France:
        5.50% due 4/25/29....................      106,849

   PAR                                       MARKET
  VALUE                                      VALUE
------------------------------------------------------
           GOVERNMENT - Continued
$  100,000 Government of Malaysia:
             7.50% due 7/15/11........... $    116,662
    40,000 Government of United Kingdom:
             6.25% due 11/25/10..........       71,992
   205,000 Kingdom of Spain:
             5.15% due 7/30/09...........      242,666
   600,000 Kingdom Of Sweden:
             5.00% due 1/28/09...........       73,842
   131,190 National Republic of Bulgaria:
             2.81% due 7/28/12/(4)/......      126,140
           Philippines Republic:
   225,000   9.88% due 1/15/19...........      221,625
    50,000   9.00% due 2/15/13...........       48,812
    37,000 Republic of Costa Rica:
             8.05% due 1/31/13*..........       37,370
           Republic of Colombia:
   100,000   10.75% due 1/15/13..........      102,100
    90,351   9.75% due 4/9/11............       92,610
   500,000 Republic of Ecuador:
             5.00% due 8/15/30/(3)/......      243,050
           Republic of El Salvador:
    25,000   8.25% due 4/10/32*..........       24,063
    50,000   7.75% due 1/24/23*..........       51,875
   146,735 Republic of Greece:
             8.80% due 6/19/07...........      196,087
    36,000 Republic of Italy:
             5.25% due 12/15/05..........       41,535
   125,000 Republic of Panama:
             9.63% due 2/8/11............      133,750
           Republic of Peru:
   110,000   9.13% due 2/21/12...........      111,650
   100,000   4.50% due 3/7/17/(4)/.......       75,713
    25,000 Republic of South Africa:
             7.38% due 4/25/12...........       28,188
           Republic of Turkey:
   150,000   11.75% due 6/15/10..........      158,025
    22,000   10.50% due 1/13/08..........       22,631
           Republic of Venezuela:
   100,000   9.25% due 9/15/27...........       61,200
   119,045   2.31% due 12/18/07..........       82,415
           Russian Federation:
   665,000   10.00% due 6/26/07..........      784,700
   100,000   8.25% due 3/31/10...........      110,100
   950,000   5.00% due 3/31/30...........      812,725

   PAR                                          MARKET
  VALUE                                         VALUE
---------------------------------------------------------
           GOVERNMENT - Continued
           United Mexican States:
$  450,000   8.38% due 1/14/11.............. $    508,275
   485,000   8.13% due 12/30/19.............      514,585
    65,000   6.63% due 3/3/15...............       63,797
                                             ------------
                                                7,281,775
                                             ------------
           TOTAL FOREIGN GOVERNMENT BONDS
           (Cost $6,492,356)................    7,281,775
                                             ------------
           UNITED STATES GOVERNMENT - 27.42%
           GOVERNMENT AGENCIES - 25.83%
           Federal Home Loan Mtg. Corp.:
    84,467   7.00% due 6/1/29...............       89,046
    62,511   6.50% due 7/1/29...............       65,473
   171,258   6.00% due 1/1/30...............      178,585
 1,523,114   6.00% due 2/1/32...............    1,586,928
           Federal National Mtg. Assoc.:
   154,115   8.50% due 8/1/31...............      165,676
   164,575   7.50% due 3/1/32...............      175,322
 1,265,655   6.50% due 12/1/31..............    1,324,195
 1,636,994   6.00% due 2/1/32...............    1,704,573
   328,347   5.50% due 1/1/29...............      337,328
    83,892   5.50% due 5/1/29...............       86,117
 2,500,000   4.75% due 3/15/04..............    2,589,152
                                             ------------
                                                8,302,395
                                             ------------
           GOVERNMENT OBLIGATIONS - 1.59%
           United States Treasury Notes:
   170,000   6.88% due 5/15/06..............      195,440
    50,000   5.00% due 2/15/11..............       55,440
   234,000   5.00% due 8/15/11..............      259,109
                                             ------------
                                                  509,989
                                             ------------
           TOTAL UNITED STATES GOVERNMENT
           (Cost $8,402,010)................    8,812,384
                                             ------------
 NUMBER
OF SHARES
----------
           PREFERRED STOCK - 0.93%
           BROADCASTING - 0.84%
     2,650 Cablevision Systems Corp.
             11.13%.........................      271,625
                                             ------------
           FINANCIAL SERVICES - 0.07%
       200 Sinclair Capital
             11.63%.........................       21,200
                                             ------------

--------------------------------------------------------------------------------

40
                                                              February 28, 2003
    STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                                MARKET
OF SHARES                                              VALUE
---------------------------------------------------------------
           TELECOMMUNICATIONS - 0.02%
       775 MCI Capital
             8.00%.................................. $    6,316
                                                     ----------
           TOTAL PREFERRED STOCK
           (Cost $252,091)..........................    299,141
                                                     ----------
           WARRANTS - 0.00%
        50 GT Group Telecom, Inc.+
           (Cost $0)................................          0
                                                     ----------
           RIGHTS - 0.01%
   250,000 United Mexican States
           (Cost $0)................................      1,600
                                                     ----------

   PAR
  VALUE
----------
           SHORT-TERM INVESTMENTS - 13.98%
           COMMERCIAL PAPER - 3.11%
           UBS Finance, Inc.:
$1,000,000   1.34% due 3/3/03.......................    999,926
                                                     ----------
           REPURCHASE AGREEMENTS - 10.87%
 2,231,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 1.24%, dated
            2/28/03, to be repurchased 3/3/03 in the
            amount of $2,231,231 and collateralized
            by Federal Farm Credit Bank Bonds,
            bearing interest at 2.38%, due 10/1/04
            and having an approximate value of
            $2,284,664..............................  2,231,000
 1,159,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 1.24%, dated
            2/28/03, to be repurchased 3/3/03 in the
            amount of $1,159,120 and collateralized
            by Federal National Mtg. Assn. Notes,
            bearing interest at 6.63%, due 9/15/09
            and having an approximate value of
            $1,184,575..............................  1,159,000


SEE NOTES TO FINANCIAL STATEMENTS

  PAR                                                        MARKET
 VALUE                                                       VALUE
----------------------------------------------------------------------
         REPURCHASE AGREEMENTS - Continued
$104,000 Agreement with State Street Bank & Trust
          Co., bearing interest at 1.24%, dated
          2/28/03, to be repurchased 3/3/03 in the
          amount of $104,011 and collateralized
          by Federal National Mtg. Assn. Disc.
          Notes, bearing interest at 1.14%, due
          3/19/03 and having an approximate
          value of $109,863............................... $   104,000
                                                           -----------
                                                             3,494,000
                                                           -----------
         TOTAL SHORT-TERM INVESTMENTS
         (Cost $4,493,926)................................   4,493,926
                                                           -----------
         TOTAL INVESTMENTS
         (Cost $31,318,968) - 100.19%.....................  32,202,476
         Other assets and liabilities, net - (0.19)%......    (59,641)
                                                           -----------
         NET ASSETS - 100%................................ $32,142,835
                                                           -----------
         + Non-income producing
         * Securities exempt from registration under
          Rule 144A of the Securities Act of 1933.
          These securities may be sold in
          transactions exempt from registration,
          normally to qualified institutional buyers.
          At February 28, 2003, the aggregate value
          of these securities was $1,631,632
          representing 5.08% of net assets.
         /(1)/ Bond in default
         /(2)/ Fair value security - see Note 2.
         /(3)/ Security is a "step-up" bond where the
          coupon rate increases or steps up at a
          predetermined rate. Rate shown reflects
          the increased rate.
         /(4)/ Variable rate security - the rate reflected
          is as of 2/28/03; maturity date reflects
          next reset date.
         /(5)/ Consists of more than one class of
          securities traded together as a unit;
          generally bonds with attached stocks and
          warrants.



--------------------------------------------------------------------------------

                                                                             41
February 28, 2003
                          CORE BOND FUND (Unaudited)


                        Average Annual Total Return/(a)/
                    ----------------------------------------
                    6 Months 1 Year 3 Years Since Inception*
                    ----------------------------------------
                     4.52%   9.33%   8.34%       5.89%

*September 21, 1998
/(a)/Average annual total returns are net of expenses.



                       [CHART]

Growth of $10,000 Investment

            Core Bond Fund  Lehman Brothers U.S. Aggregate Index
            --------------  ------------------------------------
 9/21/98     $10,000.00               $10,000.00
12/31/98      10,191.38                10,145.00
 8/31/99
12/31/99      10,074.38                10,061.00
 8/31/00
12/29/00      10,929.86                11,231.00
 8/31/01
12/31/01      11,670.46                12,177.00
 8/30/02
12/31/02      12,706.23                13,428.00
 2/28/03      12,891.19                13,625.00


Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                      1. Federal National Mtg. Assoc.
                          6.50% due 7/1/32........... 4.91%
                      2. Federal National Mtg. Assoc.
                          6.50% TBA.................. 4.70%
                      3. Federal National Mtg. Assoc.
                          6.00% TBA.................. 4.27%
                      4. Federal National Mtg. Assoc.
                          7.00% due 9/1/31........... 4.15%
                      5. Federal Home Loan Mtg. Corp.
                          6.00% TBA.................. 4.08%
                      6. United States Treasury Notes
                          2.88% due 6/30/04.......... 2.80%
                      7. Federal Home Loan Mtg. Corp.
                          5.50% TBA.................. 2.73%
                      8. Federal National Mtg. Assoc.
                          6.50% due 6/1/29........... 2.38%
                      9. Federal Home Loan Mtg. Corp.
                          2.88% due 9/26/05.......... 2.36%
                     10. United States Treasury Notes
                          4.63% due 5/15/06.......... 1.95%

MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did you manage the portfolio over the past semi-annual period?
The portfolio is managed with a focus on total rate of return. Consequently, positions are actively traded to take advantage of market conditions on both a sector as well as an individual security basis. The portfolio is consistently monitored to ensure that it is well positioned to maximize performance given our outlook.

Would you give us some specific examples of investment decisions you have recently made in the portfolio?
The beginning of the period saw an extremely volatile environment in which quality and diversification were paramount. Markets recovered significantly as the year end approached and the portfolio was better positioned to take advantage of this recovery. Specifically, exposure to the credit and MBS asset classes was increased during the quarter at the expense of U.S. Treasury securities. Within the credit sector, positions in higher yielding securities were bolstered. Our exposure to mortgage-backed securities was increased as our view continued to hold that rates would remain fairly low and the yield curve would remain steep. As we began the new year, the portfolio continued to favor investments within the credit sector, but marginally decreased exposure in mortgage-backed securities, as we see rates trending higher over the course of 2003.

What is your investment outlook for the coming year?
The coming year presents significant challenges. The geo-political situation continues to create volatility in our markets. Our economic outlook calls for relatively slow growth in the first two quarters of the year, followed by stronger growth in the second half. Given this backdrop, we see the potential for even lower rates or a continuation of the rally in U.S. Treasuries during the first and second quarters, followed by a retreat to somewhat higher rates as stronger growth resumes in the later half of 2003. Corporations are focused on balance sheet repair. The years of excess, in which companies become highly leveraged seems to be becoming a distant memory. The focus has shifted to liquidity and credit strength to avoid the difficulties which were so evident in 2002. From a technical perspective, this is very bullish for credit product as new issuance has decreased markedly. Thus, the rally in credit product, which began late last year and has continued into 2003 will likely continue throughout the year. Mortgage-backed securities, which have benefited from the steep yield curve should continue to perform well in the near term, but may come under pressure as rates move higher in the second half of the year. Despite our call for a resumption of stronger growth in the second half, we do not see a significant move to higher rates and therefore 2003 should see the fixed income markets post another good year of returns.


--------------------------------------------------------------------------------

42
                                                              February 28, 2003
             CORE BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited)


    PAR                                          MARKET
   VALUE                                         VALUE
----------------------------------------------------------
             CORPORATE BONDS - 28.45%
             AEROSPACE/DEFENSE - 0.37%
             Raytheon Co.:
$    100,000   7.90% due 3/1/03.............. $    100,000
      87,000   7.38% due 7/15/25.............       95,030
                                              ------------
                                                   195,030
                                              ------------
             AIRLINES - 0.28%
             Continental Airlines, Inc.:
      77,026   7.08% due 11/1/04.............       45,474
     100,000   6.56% due 2/15/12.............      106,390
                                              ------------
                                                   151,864
                                              ------------
             AUTOMOTIVE - 0.35%
     100,000 Ford Motor Co.:
               7.45% due 7/16/31.............       84,091
     100,000 General Motors Corp.:
               7.20% due 1/15/11.............      101,825
                                              ------------
                                                   185,916
                                              ------------
             BANKS - 2.34%
             Bank of America Corp.:
     100,000   6.38% due 2/15/08.............      113,002
     125,000   4.88% due 1/15/13.............      127,521
      60,000 BankBoston NA:
               6.38% due 3/25/08.............       67,791
     100,000 European Investment Bank:
               4.00% due 3/15/05.............      104,475
      50,000 Fleet Financial Group, Inc.:
               6.88% due 1/15/28.............       55,582
     130,000 FleetBoston Financial Corp.:
               3.85% due 2/15/08.............      132,003
      45,000 Inter-American Development Bank:
               7.00% due 6/16/03.............       45,709
     125,000 JP Morgan Chase & Co.:
               5.75% due 1/2/13..............      130,697
     100,000 Key Bank NA:
               4.10% due 6/30/05.............      104,893
     125,000 PNC Bank NA:
               7.88% due 4/15/05.............      138,254
     100,000 PNC Funding Corp.:
               7.50% due 11/1/09.............      117,928
     100,000 Wachovia Bank NA:
               4.85% due 7/30/07.............      108,118
                                              ------------
                                                 1,245,973
                                              ------------

    PAR                                                  MARKET
   VALUE                                                 VALUE
------------------------------------------------------------------
             BEVERAGES - 0.24%
$    125,000 Diageo Capital, PLC:
               3.50% due 11/19/07.................... $    126,831
                                                      ------------
             BROADCASTING - 0.56%
     120,000 Continental Cablevision, Inc.:
               8.88% due 9/15/05.....................      134,553
     135,000 TCI Communications, Inc.:
               8.75% due 8/1/15......................      163,166
                                                      ------------
                                                           297,719
                                                      ------------
             BUILDING MATERIALS - 0.10%
      50,000 Masco Corp.:
               6.50% due 8/15/32.....................       52,295
                                                      ------------
             CONGLOMERATES - 0.24%
     125,000 General Electric Co.:
               5.00% due 2/1/13......................      128,870
                                                      ------------
             FINANCE COMPANIES - 2.04%
     150,000 Devon Financing Corp. ULC:
               6.88% due 9/30/11.....................      170,549
             Ford Motor Credit Co.:
      75,000   7.60% due 8/1/05......................       77,737
      63,000   5.80% due 1/12/09.....................       59,047
             General Motors Acceptance Corp.:
     100,000   7.25% due 3/2/11......................      102,365
      30,000   6.13% due 8/28/07.....................       30,857
             Household Finance Corp.:
      60,000   7.35% due 11/27/32....................       69,765
     125,000   4.63% due 1/15/08.....................      129,101
     110,000   3.38% due 2/21/06.....................      110,658
     130,000 National Rural Utilities Cooperative
              Finance Corp.:
               3.88% due 2/15/08.....................      132,095
             Nisource Finance Corp.:
     125,000   7.63% due 11/15/05....................      138,544
      65,000   6.15% due 3/1/13......................       67,450
                                                      ------------
                                                         1,088,168
                                                      ------------
             FINANCIAL SERVICES - 7.97%
      90,000 Associates Corp. of North America:
               6.95% due 11/1/18.....................      106,669
     250,000 Bear Stearns Commercial Mtg. Securities:
               6.02% due 2/14/31.....................      278,467

    PAR                                                MARKET
   VALUE                                               VALUE
----------------------------------------------------------------
             FINANCIAL SERVICES - (Continued)
             Bear Stearns Cos., Inc.:
$    130,000   7.80% due 8/15/07................... $    153,872
     125,000   7.63% due 12/7/09...................      149,013
             CIT Group, Inc.:
      50,000   7.63% due 8/16/05...................       54,440
      70,000   5.50% due 11/30/07..................       72,611
             Citigroup, Inc.:
     125,000   7.25% due 10/1/10...................      147,512
     150,000   3.50% due 2/1/08....................      151,449
     125,000 Credit Suisse First Boston USA, Inc:
               4.63% due 1/15/08...................      129,319
     100,000 Discover Card:
               5.60% due 5/16/06...................      103,013
     500,000 DLJ Commercial Mtg. Corp.:
               7.34% due 9/10/09...................      589,191
             Goldman Sachs Group, Inc.:
     125,000   6.65% due 5/15/09...................      141,928
     156,000   6.13% due 2/15/33...................      156,954
     125,000 John Deere Capital Corp.:
               3.90% due 1/15/08...................      127,608
     240,000 LB-UBS Commercial Mtg. Trust:
               6.51% due 12/15/26..................      274,368
     100,000 Lehman Brothers Holdings, Inc.:
               6.25% due 5/15/06...................      110,600
      63,000 MBNA America Bank NA:
               5.38% due 1/15/08...................       64,912
             Morgan Stanley:
      50,000   6.75% due 4/15/11...................       56,457
     125,000   6.10% due 4/15/06...................      137,355
     130,000   5.30% due 3/1/13....................      131,807
      50,000 Principal Life Global Funding:
               5.13% due 6/28/07 *.................       53,536
     670,000 Residential Asset Mtg. Products, Inc.:
               3.08% due 8/25/26...................      677,335
      50,000 TIAA Global Mkts, Inc.:
               4.13% due 11/15/07 *................       52,031
     200,000 Washington Mutual Finance Corp.:
               6.25% due 5/15/06...................      222,485
     100,000 Wells Fargo Financial, Inc.:
               4.88% due 6/12/07...................      107,239
                                                    ------------
                                                       4,250,171
                                                    ------------

--------------------------------------------------------------------------------

                                                                             43
February 28, 2003
       CORE BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED



    PAR                                    MARKET
   VALUE                                   VALUE
-----------------------------------------------------
             FOODS - 0.50%
$     63,000 Ahold Finance USA, Inc.:
               8.25% due 7/15/10....... $      48,667
     126,000 Tyson Foods, Inc.:
               7.25% due 10/1/06.......       140,472
      75,000 Unilever Capital Corp.:
               5.90% due 11/15/32......        78,747
                                        -------------
                                              267,886
                                        -------------
             HEALTHCARE - 0.10%
      50,000 HCA, Inc.:
               7.13% due 6/1/06........        53,693
                                        -------------
             HOUSEHOLD PRODUCTS - 0.44%
     250,000 American Greetings Corp.:
               6.10% due 8/1/28........       236,250
                                        -------------
             INFORMATION PROCESSING -
             SERVICES - 0.10%
      50,000 Computer Sciences Corp.:
               6.75% due 6/15/06.......        55,497
                                        -------------
             INSURANCE - 1.54%
     250,000 ACE INA Holdings, Inc.:
               8.20% due 8/15/04.......       269,451
      40,000 Allstate Corp.:
               6.13% due 12/15/32......        42,134
      50,000 Lincoln National Corp.:
               5.25% due 6/15/07.......        52,894
      80,000 Phoenix Cos., Inc.:
               6.38% due 7/15/05.......        80,638
     100,000 St. Paul Cos., Inc.:
               5.75% due 3/15/07.......       105,786
      65,000 UnumProvident Corp.:
               7.63% due 3/1/11........        62,838
     130,000 W.R. Berkley Corp.:
               5.88% due 2/15/13.......       131,710
      79,000 Zurich Capital Trust:
               8.38% due 6/1/37 *......        73,585
                                        -------------
                                              819,036
                                        -------------
             METALS - 0.08%
      53,000 USEC, Inc.:
               6.75% due 1/20/09.......        43,680
                                        -------------

    PAR                                             MARKET
   VALUE                                            VALUE
--------------------------------------------------------------
             MISCELLANEOUS - 0.86%
             Brascan Corp.:
$    130,000   8.13% due 12/15/08............... $     148,404
     156,000   7.38% due 3/1/33.................       153,765
     156,000 Cartesio Srl:
               6.02% due 3/7/33.................       156,000
                                                 -------------
                                                       458,169
                                                 -------------
             MULTIMEDIA - 0.48%
      50,000 AOL Time Warner, Inc.:
               6.13% due 4/15/06................        52,228
      40,000 News America, Inc.:
               7.30% due 4/30/28................        42,489
             Time Warner, Inc.:
      78,000   9.15% due 2/1/23.................        89,379
      70,000   6.88% due 6/15/18................        70,703
                                                 -------------
                                                       254,799
                                                 -------------
             OIL AND GAS - 1.93%
             Amerada Hess Corp.:
     125,000   7.38% due 10/1/09................       141,758
      78,000   7.13% due 3/15/33................        81,122
     100,000 Colonial Pipeline Co.:
               7.63% due 4/15/32 *..............       124,242
      78,000 Enterprise Products Partners, LP:
               6.88% due 3/1/33 *...............        78,735
      50,000 Marathon Oil Corp.:
               6.80% due 3/15/32................        52,080
     100,000 Occidental Petroleum Corp.:
               6.50% due 4/1/05.................       107,797
     100,000 Ocean Energy, Inc.:
               4.38% due 10/1/07................       102,280
             Pemex Project Funding Master Trust:
      65,000   7.38% due 12/15/14 *.............        66,138
     130,000   6.13% due 8/15/08*...............       131,950
      15,000 Pennzoil Co.:
               10.25% due 11/1/05...............        17,605
     113,000 USX Corp.:
               6.85% due 3/1/08.................       127,102
                                                 -------------
                                                     1,030,809
                                                 -------------
             PAPER/FOREST PRODUCTS - 0.60%
     140,000 Abitibi-Cons., Inc.:
               7.88% due 8/1/09.................       147,826

    PAR                                             MARKET
   VALUE                                            VALUE
--------------------------------------------------------------
             PAPER/FOREST PRODUCTS - Continued
$    100,000 International Paper Co.:
               7.50% due 5/15/04................ $     106,117
      65,000 Weyerhaeuser Co.:
               5.50% due 3/15/05................        68,452
                                                 -------------
                                                       322,395
                                                 -------------
             POLLUTION CONTROL - 0.58%
      75,000 Republic Services, Inc.:
               7.13% due 5/15/09................        86,289
     150,000 USA Waste Services, Inc.:
               7.13% due 10/1/07................       166,953
      50,000 Waste Management, Inc.:
               7.75% due 5/15/32................        57,903
                                                 -------------
                                                       311,145
                                                 -------------
             RAILROADS & EQUIPMENT - 0.29%
     125,000 Burlington Northern Santa Fe Corp.:
               8.13% due 4/15/20................       155,008
                                                 -------------
             REAL ESTATE - 0.21%
     100,000 EOP Operating, LP:
               7.00% due 7/15/11................       112,540
                                                 -------------
             REAL ESTATE INVESTMENT TRUSTS - 0.24%
     125,000 Duke Realty, LP:
               5.25% due 1/15/10................       129,939
                                                 -------------
             RETAIL - 0.47%
      63,000 Albertsons, Inc.:
               8.00% due 5/1/31.................        76,450
             Safeway, Inc.:
     100,000   6.15% due 3/1/06.................       108,806
      63,000   5.80% due 8/15/12................        67,048
                                                 -------------
                                                       252,304
                                                 -------------
             SAVINGS & LOAN - 0.10%
      50,000 Washington Mutual Bank FA:
               5.50% due 1/15/13................        52,960
                                                 -------------
             TELECOMMUNICATIONS - 2.57%
      65,000 AT&T Corp.:
               7.30% due 11/15/11 /(1)/.........        70,549
             AT&T Wireless Services, Inc.:
      75,000   8.75% due 3/1/31.................        79,687
      80,000   8.13% due 5/1/12.................        86,000

--------------------------------------------------------------------------------

44
                                                              February 28, 2003
       CORE BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


    PAR                                        MARKET
   VALUE                                       VALUE
---------------------------------------------------------
             TELECOMMUNICATIONS - Continued
             Citizens Communications Co.:
$     62,000   9.00% due 8/15/31........... $      77,903
      75,000   8.50% due 5/15/06...........        83,779
             Deutsche Telekom International
              Finance BV:
      62,000   8.25% due 6/15/05 /(1)/.....        68,040
      75,000   8.75% due 6/15/30 /(1)/.....        88,037
             France Telecom SA:
     100,000   10.00% due 3/1/31...........       128,742
      50,000   9.25% due 3/1/11............        59,227
      30,000 MetroNet Communications Corp.:
               9.95% due 6/15/08 /(2)/.....         5,625
      25,000 TELUS Corp.:
               8.00% due 6/1/11............        25,344
             Verizon Global Funding Corp.:
      80,000   7.75% due 12/1/30...........        96,629
      75,000   4.00% due 1/15/08...........        75,757
     120,000 Verizon New York, Inc.:
               7.38% due 4/1/32............       144,382
      50,000 Verizon Wireless Capital, LLC:
               5.38% due 12/15/06..........        53,343
     125,000 Vodafone Airtouch PLC:
               7.75% due 2/15/10...........       149,679
      75,000 Vodafone Group, PLC:
               6.25% due 11/30/32..........        77,323
                                            -------------
                                                1,370,046
                                            -------------
             UTILITIES - ELECTRIC - 2.35%
     125,000 AEP Texas Central Co.:
               6.65% due 2/15/33 *.........       128,298
     100,000 Appalachian Power Co.:
               4.80% due 6/15/05...........       103,780
             Dominion Resources, Inc.:
     130,000   7.63% due 7/15/05...........       144,395
      75,000   6.75% due 12/15/32..........        80,307
     130,000 Duke Energy Corp.:
               3.75% due 3/5/08 *..........       130,917
     130,000 FirstEnergy Corp.:
               5.50% due 11/15/06..........       132,728
     125,000 Florida Power Corp.:
               5.90% due 3/1/33............       128,019
     100,000 Georgia Power Co.:
               6.20% due 2/1/06............       109,675

    PAR                                               MARKET
   VALUE                                              VALUE
----------------------------------------------------------------
             UTILITIES - ELECTRIC - Continued
$    100,000 Niagara Mohawk Power Corp.:
               5.38% due 10/1/04.................. $     103,742
      62,000 Ohio Power Co.:
               6.60% due 2/15/33 *................        65,095
     125,000 Pepco Holdings, Inc.:
               3.75% due 2/15/06..................       126,654
                                                   -------------
                                                       1,253,610
                                                   -------------
             UTILITIES - GAS, DISTRIBUTION - 0.52%
     250,000 KeySpan Corp.,
               6.15% due 6/1/06...................       274,769
                                                   -------------
             TOTAL CORPORATE BONDS
             (Cost $14,575,955)...................    15,177,372
                                                   -------------
             FOREIGN GOVERNMENT BONDS - 1.30%
             Quebec Province Canada:
     125,000   7.50% due 9/15/29..................       161,909
     125,000   5.00% due 7/17/09..................       134,873
     225,878 Republic of Colombia:
               9.75% due 4/9/11...................       231,525
     110,000 Republic of Italy:
               3.63% due 9/14/07..................       113,585
      50,000 United Mexican States:
               8.00% due 9/24/22..................        52,075
                                                   -------------
                                                         693,967
                                                   -------------
             TOTAL FOREIGN GOVERNMENT BONDS
             (Cost $668,075)......................       693,967
                                                   -------------
             UNITED STATES GOVERNMENT - 66.88%
             GOVERNMENT AGENCIES - 48.47%
             Federal Farm Credit Banks:
      55,000   5.81% due 3/23/09..................        62,346
      75,000   5.32% due 12/23/08.................        82,963
     650,000   5.13% due 9/15/03..................       663,430
     250,000   4.38% due 4/15/05..................       264,077
     250,000   3.88% due 12/15/04.................       259,596
             Federal Home Loan Mtg. Corp.:
      28,530   8.00% due 2/1/30...................        30,792
      19,737   8.00% due 7/1/30...................        21,302
     128,677   7.50% due 12/1/30..................       137,242
     268,060   7.00% due 11/1/16..................       286,494
     160,000   6.25% due 7/15/32..................       184,742
   2,100,000   6.00% TBA..........................     2,176,780

   PAR                                          MARKET
  VALUE                                         VALUE
---------------------------------------------------------
           GOVERNMENT AGENCIES - Continued
$1,400,000   5.50% TBA....................... $ 1,458,625
   500,000   5.25% due 1/15/06...............     544,713
   125,000   5.25% due 11/5/12...............     130,133
   526,000   4.50% due 1/15/13...............     541,579
   550,000   3.50% due 9/15/07...............     567,169
   240,000   3.25% due 11/15/04..............     246,898
 1,250,000   2.88% due 9/26/05...............   1,257,437
           Federal National Mtg. Assoc.:
    25,825   7.50% due 11/1/14...............      27,663
   155,000   7.13% due 6/15/10...............     188,951
 2,100,384   7.00% due 9/1/31................   2,215,483
   300,000   6.63% due 11/15/30..............     360,265
   498,169   6.50% due 2/1/17................     528,615
   466,070   6.50% due 3/1/17................     494,555
   494,029   6.50% due 4/1/29................     517,194
 1,211,088   6.50% due 6/1/29................   1,267,875
 2,502,911   6.50% due 7/1/32................   2,618,659
 2,400,000   6.50% TBA.......................   2,509,500
   500,000   6.00% due 12/15/05..............     554,186
   238,985   6.00% due 12/1/16...............     251,006
 2,200,000   6.00% TBA.......................   2,279,064
   100,000   5.25% due 8/1/12................     105,795
   300,000   4.75% due 3/15/04...............     310,698
   100,000   4.75% due 6/18/07...............     103,715
   500,000   4.25% due 7/15/07...............     531,362
   500,000   3.50% due 9/15/04...............     514,485
   620,000   zero coupon due 10/9/19.........     249,341
           Government National Mtg. Assoc.:
    74,457   8.00% due 4/15/30...............      80,730
    94,534   7.50% due 4/15/29...............     101,258
    28,071   7.50% due 10/15/29..............      30,068
   349,559   7.50% due 11/15/30..............     374,250
   233,989   7.00% due 9/15/28...............     249,271
   260,528   6.50% due 6/15/29...............     274,877
           Tennessee Valley Auth.:
   180,000   5.63% due 1/18/11...............     201,026
                                              -----------
                                               25,856,210
                                              -----------
           GOVERNMENT OBLIGATIONS - 18.41%
           United States Treasury Bond Strip:
 1,100,000   Zero coupon due 11/15/22........     401,656
           United States Treasury Bonds:
   515,000   7.25% due 5/15/16...............     670,747
   860,000   6.00% due 2/15/26...............   1,006,737
   174,000   5.38% due 2/15/31...............     192,916
   725,000   5.25% due 11/15/28..............     772,805

--------------------------------------------------------------------------------

                                                                             45
February 28, 2003
       CORE BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


    PAR                                            MARKET
   VALUE                                           VALUE
-------------------------------------------------------------
             GOVERNMENT OBLIGATIONS - Continued
             United States Treasury Notes:
$    300,000   7.25% due 5/15/04............... $     321,387
     400,000   5.75% due 11/15/05..............       441,703
     100,000   5.63% due 2/15/06...............       110,711
     315,000   5.25% due 5/15/04...............       329,963
     330,000   5.00% due 2/15/11...............       365,900
     594,000   4.88% due 2/15/12...............       651,358
     187,000   4.75% due 11/15/08..............       205,050
     965,000   4.63% due 5/15/06...............     1,042,765
     125,000   4.38% due 5/15/07...............       134,717
      50,000   4.38% due 8/15/12...............        52,826
      85,000   4.00% due 11/15/12..............        87,188
     219,000   3.88% due 2/15/13...............       222,225
      60,000   3.63% due 3/31/04...............        61,526
     263,000   3.50% due 11/15/06..............       274,691
     250,000   3.38% due 4/30/04...............       256,094
      50,000   3.25% due 12/31/03..............        50,852
     250,000   3.25% due 5/31/04...............       256,084
      85,000   3.25% due 8/15/07...............        87,606
     257,000   3.00% due 11/15/07..............       261,498
      27,000   3.00% due 2/15/08...............        27,375
   1,462,000   2.88% due 6/30/04...............     1,492,325
      38,000   2.13% due 10/31/04..............        38,459
                                                -------------
                                                    9,817,164
                                                -------------
             TOTAL UNITED STATES GOVERNMENT
             (Cost $34,638,771)................    35,673,374
                                                -------------


SEE NOTES TO FINANCIAL STATEMENTS

    PAR                                                                           MARKET
   VALUE                                                                          VALUE
--------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS - 18.38%
            COMMERCIAL PAPER - 4.69%
$ 2,500,000 UBS Finance, Inc.,
              1.34% due 3/3/03 @.............................................. $   2,499,814
                                                                               -------------
            REPURCHASE AGREEMENT - 13.69%
  7,304,000 Agreement with State Street Bank & Trust
             Co., bearing interest at 1.24%, dated
             2/28/03, to be repurchased 3/3/03 in
             the amount of $7,304,755 and
             collateralized by Federal National
             Mortgage Assoc. Bonds, bearing
             interest at 3.50%, due 9/15/04 and
             having an approximate value of
             $7,527,114 @.....................................................     7,304,000
                                                                               -------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $9,803,814).................................................     9,803,814
                                                                               -------------
            TOTAL INVESTMENTS
            (Cost $59,686,615) - 115.01%......................................    61,348,527
                                                                               -------------
            Other assets and liabilities,
             net - (15.01%)...................................................   (8,004,340)
                                                                               -------------
            NET ASSETS - 100%................................................. $  53,344,187
                                                                               -------------
            TBA - Securities purchased on a forward
                  commitment basis with an
                  approximate principal amount and
                  no definitive maturity date. The
                  actual principal and maturity date
                  will be determined upon
                  settlement date.
            *Securities exempt from registration
             under Rule 144A of the Securities Act
             of 1933. These securities may be sold
             in transactions exempt from
             registration, normally to qualified
             institutional buyers. At February 28,
             2003, the aggregate value of these
             securities was $904,527 representing
             1.70% of net assets.
            @The security or a portion thereof
             represents collateral for TBA
             Securities.
            /(1)/Security is a "step-up" bond where the
                 coupon rate increases or steps up at a
                 predetermined rate. Rate shown reflects
                 the increased rate.
            /(2)/Bond in default

--------------------------------------------------------------------------------

46
                                                              February 28, 2003
                       MONEY MARKET II FUND (Unaudited)


                        Average Annual Total Return/(a)/
                    ----------------------------------------
                    6 Months 1 Year 3 Years Since Inception*
                    ----------------------------------------
                     0.51%   1.16%   3.39%       3.94%

*September 21, 1998
/(a)/Average annual total returns are net of expenses.

                                    [CHART]

Growth of $10,000 Investment

           Money Market II Fund   NYC 30 Day CD Rate
           --------------------   ------------------
 9/21/98       $10,000.00             $10,000.00
12/31/98        10,164.64              10,122.00
 8/31/99
12/31/99        10,648.15              10,573.00
 8/31/00
12/29/00        11,289.99              11,083.00
 8/31/01
12/31/01        11,706.47              11,405.00
 8/30/02
12/31/02        11,854.48              11,564.00
 2/28/03        11,869.38              11,583.00




Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.


                                Top 10 Holdings
--------------------------------------------------------------------------------

                      1. UBS Finance, Inc.
                          1.34% due 3/3/03........... 2.98%
                      2. Federal Home Loan Bank
                          1.50% due 2/17/04.......... 2.39%
                      3. Federal National Mtg. Assoc.
                          1.43% due 3/8/04........... 2.39%
                      4. Federal Home Loan Mtg.
                          1.27% due 3/13/03.......... 1.79%
                      5. Federal National Mtg. Assoc.
                          1.22% due 3/25/03.......... 1.79%
                      6. Federal Home Loan Mtg.
                          1.22% due 4/1/03........... 1.79%
                      7. Federal Home Loan Mtg.
                          1.25% due 4/3/03........... 1.79%
                      8. Federal Home Loan Bank
                          1.22% due 4/9/03........... 1.79%
                      9. Federal National Mtg. Assoc.
                          1.22% due 4/10/03.......... 1.79%
                     10. Federal National Mtg. Assoc.
                          1.22% due 4/16/03.......... 1.79%


MANAGEMENT OVERVIEW
A discussion with AIG SunAmericaAsset Management Corp.

How did you manage the portfolio over the past semi-annual period?
Given our outlook for weak to moderate economic growth, we maintained a slightly longer duration than the Donaghue Average for the majority of the time period. Due to a rapidly deteriorating credit environment, the dominant theme for the Fund was, and continues to be, preservation of capital. Although the credit markets have improved, downgrades outnumbered upgrades by a significant margin.

What is your investment outlook for the coming year?
Moving forward, we remain skeptical of any meaningful economic rebound. As a result, we will maintain a slightly longer than average duration and to continue to purchase only securities that offer the strongest credit qualities and superior relative value.

--------------------------------------------------------------------------------

                                                                             47
February 28, 2003
          MONEY MARKET II FUND - SCHEDULE OF INVESTMENTS (Unaudited)


   PAR                                         MARKET
  VALUE                                        VALUE
--------------------------------------------------------
           COMMERCIAL PAPER - 88.76%
           FINANCIAL SERVICES - 59.20%
           Amstel Funding Corp.:
$  500,000   1.30% due 3/17/03.............. $   499,711
   500,000   1.28% due 3/17/03..............     499,716
 1,000,000   1.28% due 4/15/03..............     998,400
 1,000,000   1.27% due 3/4/03...............     999,894
           Atlantis One Funding Corp.:
 1,000,000   1.28% due 4/9/03...............     998,613
 1,000,000   1.28% due 4/11/03..............     998,542
           Barton Capital Corp.:
   500,000   1.26% due 3/10/03..............     499,843
 1,000,000   1.26% due 3/14/03..............     999,545
           Capital Corp.:
 1,000,000   1.26% due 3/7/03...............     999,790
 1,000,000   1.26% due 4/1/03...............     998,915
           Ciesco, LP:
 1,000,000   1.25% due 3/25/03..............     999,167
 1,000,000   1.25% due 4/4/03...............     998,819
 1,000,000   1.25% due 4/14/03..............     998,472
           Compass Securitization, LLC:
 1,000,000   1.27% due 3/18/03..............     999,400
 1,000,000   1.27% due 3/27/03..............     999,083
           Corporate Receivables Corp.:
 1,000,000   1.27% due 3/11/03..............     999,647
 1,000,000   1.26% due 3/21/03..............     999,300
           CXC, Inc.:
 1,000,000   1.28% due 3/5/03...............     999,858
 1,000,000   1.26% due 3/5/03...............     999,860
 1,000,000   1.26% due 3/25/03..............     999,160
           Delaware Funding Corp.:
 1,000,000   1.26% due 3/4/03...............     999,895
 1,000,000   1.26% due 3/7/03...............     999,790
 1,189,000 Dorada Finance, Inc.:
             1.95% due 3/21/03..............   1,187,712
           Edison Asset Securitization, LLC:
   852,000   1.28% due 3/10/03..............     851,727
 1,000,000   1.26% due 3/17/03..............     999,440
 1,000,000   1.26% due 4/8/03...............     998,670
           Giro Funding United States Corp.:
 1,000,000   1.28% due 3/21/03..............     999,289
 1,000,000   1.26% due 3/3/03...............     999,930

SEE NOTES TO FINANCIAL STATEMENTS

   PAR                                      MARKET
  VALUE                                     VALUE
-----------------------------------------------------
           FINANCIAL SERVICES - Continued
           Govco, Inc.:
$1,000,000   1.27% due 3/24/03........... $   999,189
 1,000,000   1.25% due 3/6/03............     999,826
 1,000,000   1.25% due 4/4/03............     998,819
           Greyhawk Fund Corp.:
 1,000,000   1.28% due 4/10/03...........     998,578
 1,000,000   1.26% due 5/12/03...........     997,480
 1,000,000 K2 USA, LLC:
             1.27% due 3/17/03...........     999,436
 1,000,000 Old Line Funding Corp:
             1.26% due 4/1/03............     998,915
           Quincy Capital Corp.:
   725,000   1.30% due 3/5/03............     724,895
 1,000,000   1.28% due 4/17/03...........     998,329
 1,000,000   1.26% due 3/12/03...........     999,615
           Sigma Finance, Inc.:
 1,000,000   1.27% due 3/6/03............     999,824
 1,000,000   1.26% due 4/3/03............     998,845
           Sydney Capital, Inc.:
 1,000,000   1.30% due 3/12/03...........     999,603
 1,000,000   1.28% due 3/13/03...........     999,573
 1,000,000   1.27% due 4/3/03............     998,836
 2,500,000 UBS Finance, Inc.:
             1.34% due 3/3/03............   2,499,814
           White Pine Finance, LLC:
 1,000,000   1.30% due 4/22/03...........     998,122
 1,000,000   1.28% due 3/26/03...........     999,111
   877,000   1.27% due 3/26/03...........     876,227
           Windmill Funding Corp.:
 1,000,000   1.26% due 3/3/03............     999,930
 1,000,000   1.26% due 3/10/03...........     999,685
 1,000,000   1.26% due 3/11/03...........     999,650
                                          -----------
                                           49,606,490
                                          -----------
           GOVERNMENT AGENCIES - 29.56%
           Federal Home Loan Bank:
 1,000,000   1.50% due 12/16/03..........   1,000,000
 2,000,000   1.50% due 2/17/04...........   2,000,000
 1,000,000   1.30% due 3/3/03............   1,000,000
 1,000,000   1.23% due 3/14/03...........     999,556
 1,500,000   1.22% due 4/9/03............   1,498,017

   PAR                                            MARKET
  VALUE                                           VALUE
-----------------------------------------------------------
           GOVERNMENT AGENCIES - Continued
           Federal Home Loan Mtg.:
$1,500,000   1.28% due 4/23/03................. $ 1,497,173
 1,500,000   1.27% due 3/13/03.................   1,499,365
 1,500,000   1.25% due 4/3/03..................   1,498,288
 1,500,000   1.22% due 4/1/03..................   1,498,424
 1,000,000   1.22% due 4/17/03.................     998,407
           Federal National Mtg. Assoc.:
 1,390,000   1.60% due 3/19/03.................   1,388,888
 2,000,000   1.43% due 3/8/04..................   2,000,000
 1,000,000   1.25% due 5/2/03..................     997,847
 1,400,000   1.23% due 5/14/03.................   1,396,475
 1,500,000   1.22% due 3/25/03.................   1,498,780
 1,500,000   1.22% due 4/10/03.................   1,497,967
 1,500,000   1.22% due 4/16/03.................   1,497,662
           Student Loan Marketing Assn.:
 1,000,000   1.41% due 2/24/04.................   1,000,000
                                                -----------
                                                 24,766,849
                                                -----------
           TOTAL COMMERCIAL PAPER
           (Cost $74,373,339)..................  74,373,339
                                                -----------
           REPURCHASE AGREEMENT - 9.56%
 8,014,000 State Street Bank & Trust Co., Joint
            Repurchase Agreement Account
            (Cost $8,014,000) (see Note 1).....   8,014,000
                                                -----------
           U.S. TREASURY BILLS - 1.19%
 1,000,000 United States Treasury Bills:
             1.24% due 5/15/03
            (Cost $997,427)....................     997,427
                                                -----------
           TOTAL INVESTMENTS
           (Cost $83,384,766) - 99.51%.........  83,384,766
           Other assets and liabilities,
            net - 0.49%........................     411,341
                                                -----------
           NET ASSETS - 100%................... $83,796,107
                                                -----------



--------------------------------------------------------------------------------

48
                                                              February 28, 2003
                 AGGRESSIVE GROWTH LIFESTYLE FUND  (Unaudited)


                       Average Annual Total Return/(a)/
                  -------------------------------------------
                  6 Months  1 Year  3 Years  Since Inception*
                  -------------------------------------------
                  (5.84%)  (18.09%) (14.10%)     (0.33%)

*September 21, 1998
/(a)/Average annual total returns are net of expenses.

                                    [CHART]

Growth of $10,000 Investment

             Aggressive Growth
              Lifestyle Fund    Blended Index/(1)/   S&P 500/(R)/ Index
             -----------------  ------------------   ------------------
 9/21/98        $10,000.00           $10,000.00          $10,000.00
12/31/98         11,786.41            12,001.95           12,051.89
 8/31/99
12/31/99         15,321.22            14,556.72           14,588.45
 8/31/00
12/29/00         14,326.55            13,169.93           13,260.26
 8/31/01
12/31/01         12,540.49            11,623.06           11,684.33
 8/31/02
12/31/02         10,225.26             9,684.64            9,102.00
 2/28/03          9,855.10             9,280.99            8,730.00

Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.

/(1)/The benchmark for the Fund is a blend of the Wilshire 5000 Total Market
     Index ("Wilshire") (65%), Morgan Stanley Capital International(R) Europe, Australasia, Far East (("EAFE") Index (25%), and Lehman Brothers U.S. Aggregate Index (10%).
# Reflects returns from 10/1/98 to 2/28/03; benchmark value is only published at the end of the month.
MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did you manage the portfolio over the past semi-annual period?
The Fund is managed using a risk-controlled strategy and diversifying the holdings across a combination of VALIC Company I ("VCI") and VALIC Company II ("VCII") mutual funds ("sub-funds"). These "sub-funds" the Lifestyle Fund invest in are re-evaluated every year and their allocation is reviewed and re-optimized periodically. Over the past 6 months, the bonds have obviously helped performances while equities posted volatile returns.

The Fund returned -5.84% versus its benchmark return of -6.81%, an excess of slightly less than 1.00%.

What is your investment outlook for the coming year?
The rally that began last October failed in December, then tried to restart at the beginning of the new year only to fail again. When all was said and done, the S&P 500 Index had lost ground in each month of the quarter ended February and finished down 9.72% for the quarter. There really were no bright spots as each of the ten economic sectors that Bloomberg breaks the index into lost ground. The war with Iraq, rising oil prices, and a poor economy were and still will be the major reasons for the continued downtrend.



--------------------------------------------------------------------------------

                                                                             49
     AGGRESSIVE GROWTH LIFESTYLE FUND - SCHEDULE OF INVESTMENTS (Unaudited) February 28, 2003



 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
          AFFILIATED INVESTMENT
          COMPANIES - 99.98%
          BOND FUND - 10.00%
  206,741 VC II Core Bond Fund..................... $ 2,108,760
                                                    -----------
          INTERNATIONAL EQUITY FUND - 25.00%
  684,659 VC II International Growth II Fund.......   5,271,878
                                                    -----------
          LARGE CAP EQUITY FUNDS - 34.98%
  657,958 VC II Capital Appreciation Fund..........   4,217,509
  339,393 VC II Large Cap Value Fund...............   3,163,140
                                                    -----------
                                                      7,380,649
                                                    -----------
          MID CAP EQUITY FUNDS - 15.00%
  194,894 VC II MidCap Value Fund..................   2,108,754
  238,008 VC II MidCap Growth Fund.................   1,054,377
                                                    -----------
                                                      3,163,131
                                                    -----------
          SMALL CAP EQUITY FUNDS - 15.00%
  294,108 VC II Small Cap Growth Fund..............   2,108,757
  119,544 VC II Small Cap Value Fund...............   1,054,383
                                                    -----------
                                                      3,163,140
                                                    -----------
          TOTAL AFFILIATED
          INVESTMENT COMPANIES
          (Cost $24,203,359) - 99.98%..............  21,087,558
                                                    -----------
          Other assets and liabilities, net - 0.02%       3,733
                                                    -----------
          NET ASSETS - 100.00%..................... $21,091,291
                                                    -----------


SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

50
                                                              February 28, 2003
                  MODERATE GROWTH LIFESTYLE FUND (Unaudited)


                        Average Annual Total Return/(a)/
                   ------------------------------------------
                   6 Months  1 Year  3 Years Since Inception*
                   ------------------------------------------
                   (2.96%)  (10.60%) (6.52%)      2.80%

*September 21, 1998
/(a)/Average annual total returns are net of expenses.

                                    [CHART]

Growth of $10,000 Investment

           Moderate Growth
           Lifestyle Fund   Blended Index/(1)/    S&P 500/(R)/ Index
           ---------------  ------------------    ------------------
  9/21/98   $10,000.00          $10,000.00             $10,000
 12/31/98    11,589.88           11,543.98              12,052
  8/31/99
 12/31/99    13,770.13           13,400.16              14,588
  8/31/01
 12/29/00    13,692.28           12,746.56              13,260
  8/31/01
 12/31/01    12,913.02           11,880.92              11,684
  8/30/02
 12/31/02    11,568.18           10,546.13               9,102
  2/28/03    11,304.25           10,247.72               8,730


Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.

/(1)/The benchmark for the Fund is a blend of a combination of the Wilshire
     5000 Total Market Index ("Wilshire") (55%), Morgan Stanley Capital International(R) Europe, Australasia, Far East ("EAFE") (15%) Index, and Lehman Brothers U.S. Aggregate Index (30%).
#Reflects returns from 10/1/98 to 2/28/03; benchmark value is only published at the end of the month.
MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did you manage the portfolio over the past semi-annual period?
The Fund is managed using a risk-controlled strategy and diversifying the holdings across a combination of VALIC Company I ("VCI") and VALIC Company II ("VCII") mutual funds ("sub-funds"). These "sub-funds" the Lifestyle Fund invest in are re-evaluated every year and their allocation is reviewed and re-optimized periodically. Over the past 6 months, the bonds have obviously helped performances while equity posted volatile returns.

The Fund returned -2.96% versus its benchmark return of -3.96%, an excess of 1.00%.

What is your investment outlook for the coming year?
The rally that began last October failed in December, then tried to restart at the beginning of the new year only to fail again. When all was said and done, the S&P 500 Index had lost ground in each month of the quarter ended February and finished down 9.72% for the quarter. There really were no bright spots as each of the ten economic sectors that Bloomberg breaks the index into lost ground. The war with Iraq, rising oil prices, and a poor economy were and still will be the major reasons for the continued downtrend.


--------------------------------------------------------------------------------

                                                                             51
     MODERATE GROWTH LIFESTYLE FUND - SCHEDULE OF INVESTMENTS (Unaudited) February 28, 2003



 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
          AFFILIATED INVESTMENT
          COMPANIES - 99.95%
          BOND FUNDS - 34.98%
1,091,570 VC II Core Bond Fund..................... $11,134,011
  260,990 VC II High Yield Bond Fund...............   1,855,639
                                                    -----------
                                                     12,989,650
                                                    -----------
          INTERNATIONAL EQUITY FUND - 17.99%
  867,581 VC II International Growth II Fund.......   6,680,375
                                                    -----------
          LARGE CAP EQUITY FUNDS - 24.99%
  636,889 VC II Capital Appreciation Fund..........   4,082,459
  557,497 VC II Large Cap Value Fund...............   5,195,873
                                                    -----------
                                                      9,278,332
                                                    -----------
          MID CAP EQUITY FUNDS - 11.99%
  308,705 VC II MidCap Value Fund..................   3,340,193
  251,331 VC II MidCap Growth Fund.................   1,113,397
                                                    -----------
                                                      4,453,590
                                                    -----------
          SMALL CAP EQUITY FUNDS - 10.00%
  258,810 VC II Small Cap Growth Fund..............   1,855,666
  210,394 VC II Small Cap Value Fund...............   1,855,674
                                                    -----------
                                                      3,711,340
                                                    -----------
          TOTAL AFFILIATED
          INVESTMENT COMPANIES
          (Cost $39,660,305) - 99.95%..............  37,113,287
                                                    -----------
          Other assets and liabilities, net - 0.05%      18,059
                                                    -----------
          NET ASSETS - 100.00%..................... $37,131,346
                                                    -----------


SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

52
                                                              February 28, 2003
                CONSERVATIVE GROWTH LIFESTYLE FUND (Unaudited)


                       Average Annual Total Return/(a)/
                   -----------------------------------------
                   6 Months 1 Year  3 Years Since Inception*
                   -----------------------------------------
                   (0.33%)  (4.72%) (1.57%)      4.72%

*September 21, 1998
/(a)/Average annual total returns are net of expenses.

                                    [CHART]

Growth of $10,000 Investment

            Conservative Growth
              Lifestyle Fund     Blended Index/(1)/  S&P 500/(R)/ Index
            -------------------  ------------------  ------------------
 9/21/98       $10,000.00          $10,000.00            $10,000.00
12/31/98        11,362.01           11,118.18             12,052.00
 8/31/99
12/31/99        12,875.69           12,346.78             14,588.00
 8/31/00
12/29/00        13,275.36           12,322.81             13,260.00
 8/31/01
12/31/01        13,045.76           12,062.94             11,684.00
 8/30/02
12/31/02        12,388.86           11,403.98              9,102.00
 2/28/03        12,269.07           11,227.29              8,730.00




Past performance is not predictive of future performance.
The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.

The benchmark for the Lifestyle Fund is a blend of the Wilshire 5000 Total Market Index ("Wilshire") (42%), Morgan Stanley Capital International(R) Europe, Australasia, Far East ("EAFE") Index (8%), and Lehman Brothers U.S. Aggregate Index (50%).

#Reflects returns from 10/1/98 to 2/28/03; benchmark value is only published at the end of the month.

MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.

How did you manage the portfolio over the past semi-annual period?
The Fund is managed using a risk-controlled strategy and diversifying the holdings across a combination of VALIC Company I ("VCI") and VALIC Company II ("VCII") mutual funds ("sub-funds"). These "sub-funds" the Lifestyle Fund invest in are re-evaluated every year and their allocation is reviewed and re-optimized periodically. Over the past 6 months, the bonds have obviously helped performances while equity posted volatile returns.

The Fund returned -0.33% versus its benchmark return of -1.28%, an excess of 0.95%.

What is your investment outlook for the coming year?
The rally that began last October failed in December, then tried to restart at the beginning of the new year only to fail again. When all was said and done, the S&P 500 Index had lost ground in each month of the quarter ended February and finished down 9.72% for the quarter. There really were no bright spots as each of the ten economic sectors that Bloomberg breaks the index into lost ground. The war with Iraq, rising oil prices, and a poor economy were, and still will be, the major reasons for the continued downtrend.


--------------------------------------------------------------------------------

                                                                             53
   CONSERVATIVE GROWTH LIFESTYLE FUND - SCHEDULE OF INVESTMENTS (Unaudited) February 28, 2003



 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
          AFFILIATED INVESTMENT
          COMPANIES - 99.98%
          BOND FUNDS - 54.98%
1,086,065 VC II Core Bond Fund..................... $11,077,865
  155,808 VC II High Yield Bond Fund...............   1,107,793
                                                    -----------
                                                     12,185,658
                                                    -----------
          INTERNATIONAL EQUITY FUND - 10.00%
  287,737 VC II International Growth II Fund.......   2,215,577
                                                    -----------
          LARGE CAP EQUITY FUNDS - 22.00%
  345,644 VC II Capital Appreciation Fund..........   2,215,575
  285,267 VC II Large Cap Value Fund...............   2,658,687
                                                    -----------
                                                      4,874,262
                                                    -----------
          MID CAP EQUITY FUNDS - 7.00%
  102,383 VC II MidCap Value Fund..................   1,107,788
  100,026 VC II MidCap Growth Fund.................     443,115
                                                    -----------
                                                      1,550,903
                                                    -----------
          SMALL CAP EQUITY FUNDS - 6.00%
   92,702 VC II Small Cap Growth Fund..............     664,672
   75,360 VC II Small Cap Value Fund...............     664,671
                                                    -----------
                                                      1,329,343
                                                    -----------
          TOTAL AFFILIATED
          INVESTMENT COMPANIES
          (Cost $22,610,145) - 99.98%..............  22,155,743
                                                    -----------
          Other assets and liabilities, net - 0.02%       3,772
                                                    -----------
          NET ASSETS - 100.00%..................... $22,159,515
                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

54
                                                              February 28, 2003
               STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)


                                                                           INTERNATIONAL     CAPITAL
                                                                             GROWTH II     APPRECIATION       MID CAP
                                                                               FUND            FUND         GROWTH FUND
                                                                          --------------  --------------  --------------
ASSETS:
Investments, at market*.................................................. $   30,759,039  $   26,019,369  $   27,783,702
Short-term securities*...................................................      1,215,000               -               -
Repurchase agreements (cost equals market)...............................              -       1,426,000         733,000
Deposit with brokers for securities sold short...........................              -               -               -
Cash.....................................................................            156             754          41,345
Foreign cash*............................................................         33,273               -          36,992
Receivable for:
  Investments sold.......................................................         61,789           9,799         592,396
  Trust shares sold......................................................         19,756               -          46,545
  Dividends and interest.................................................         84,020          31,741           6,659
  Expense reimbursements due from adviser................................         31,801          19,061          32,037
  Variation margin on futures contracts..................................              -               -               -
Other assets.............................................................          1,279           1,508           1,256
                                                                          --------------  --------------  --------------
TOTAL ASSETS.............................................................     32,206,113      27,508,232      29,273,932
                                                                          --------------  --------------  --------------
LIABILITIES:
Payable for:
  Investments purchased..................................................        696,675         125,208         251,492
  Securities sold short, at value**......................................              -               -               -
  Trust shares reacquired................................................         32,960          28,723           5,761
  Custodian fees.........................................................         18,300          12,000          12,000
  Variation margin on futures contracts..................................              -               -               -
  Report to shareholders.................................................          7,269           7,708           6,651
  Interest payable on securities sold short..............................              -               -               -
Payable to affiliates:
  Advisory fees..........................................................         21,345          11,349          17,423
  Shareholder services...................................................          5,929           5,159           5,445
  Administrative services................................................          1,660           1,444           1,525
  Transfer agency fees...................................................            750             900             750
Accrued expenses and other liabilities...................................         11,839          13,837          13,062
                                                                          --------------  --------------  --------------
TOTAL LIABILITIES........................................................        796,727         206,328         314,109
                                                                          --------------  --------------  --------------
NET ASSETS............................................................... $   31,409,386  $   27,301,904  $   28,959,823
                                                                          --------------  --------------  --------------
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share............................. $       40,775  $       42,643  $       65,366
Additional paid In capital...............................................     45,088,243      49,141,680      48,725,481
Undistributed net investment income (loss)...............................        (50,142)           (280)        (53,322)
Accumulated net realized gain (loss) on securities and foreign currencies     (9,168,291)    (13,700,819)    (18,739,963)
Unrealized appreciation (depreciation) of:
  Investments............................................................     (4,505,170)     (8,181,320)     (1,036,799)
  Securities sold short..................................................              -               -               -
  Futures contracts......................................................              -               -               -
  Foreign currency translations..........................................          3,971               -            (940)
                                                                          --------------  --------------  --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING.............................. $   31,409,386  $   27,301,904  $   28,959,823
                                                                          --------------  --------------  --------------
--------------------------------------------------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST:
  Authorized (par value $0.01 per share).................................  1,000,000,000   1,000,000,000   1,000,000,000
  Outstanding............................................................      4,077,511       4,264,306       6,536,600
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................. $         7.70  $         6.40  $         4.43
                                                                          --------------  --------------  --------------
* Cost
  Investments............................................................ $   35,264,209  $   34,200,689  $   28,820,501
                                                                          --------------  --------------  --------------
  Short-term securities.................................................. $    1,215,000  $            -  $            -
                                                                          --------------  --------------  --------------
  Foreign cash........................................................... $       33,324  $            -  $       37,932
                                                                          --------------  --------------  --------------
**Proceeds from securities sold short.................................... $            -  $            -               -
                                                                          --------------  --------------  --------------

                                                                             SMALL CAP      LARGE CAP      MID CAP VALUE
                                                                            GROWTH FUND     VALUE FUND         FUND
                                                                          --------------  --------------  --------------
ASSETS:
Investments, at market*.................................................. $   26,761,265  $   32,409,347  $   90,435,433
Short-term securities*...................................................      1,094,923               -               -
Repurchase agreements (cost equals market)...............................              -               -       2,738,000
Deposit with brokers for securities sold short...........................              -               -               -
Cash.....................................................................            485             824          11,505
Foreign cash*............................................................              -               -               -
Receivable for:
  Investments sold.......................................................        632,416       1,010,595          97,872
  Trust shares sold......................................................         41,653          69,215         163,590
  Dividends and interest.................................................          7,474          61,148          49,764
  Expense reimbursements due from adviser................................         16,693          20,984          40,302
  Variation margin on futures contracts..................................              -               -               -
Other assets.............................................................          1,962           1,467           8,516
                                                                          --------------  --------------  --------------
TOTAL ASSETS.............................................................     28,556,871      33,573,580      93,544,982
                                                                          --------------  --------------  --------------
LIABILITIES:
Payable for:
  Investments purchased..................................................        502,813       1,313,693         145,793
  Securities sold short, at value**......................................              -               -               -
  Trust shares reacquired................................................          6,129          12,432          31,235
  Custodian fees.........................................................         12,000          12,000          12,000
  Variation margin on futures contracts..................................              -               -               -
  Report to shareholders.................................................          6,505           7,206          24,037
  Interest payable on securities sold short..............................              -               -               -
Payable to affiliates:
  Advisory fees..........................................................         18,059          12,196          52,805
  Shareholder services...................................................          5,311           6,098          17,602
  Administrative services................................................          1,487           1,707           4,928
  Transfer agency fees...................................................            900             750             900
Accrued expenses and other liabilities...................................         11,791          15,439          46,157
                                                                          --------------  --------------  --------------
TOTAL LIABILITIES........................................................        564,995       1,381,521         335,457
                                                                          --------------  --------------  --------------
NET ASSETS............................................................... $   27,991,876  $   32,192,059  $   93,209,525
                                                                          --------------  --------------  --------------
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share............................. $       39,051  $       34,561  $       86,119
Additional paid In capital...............................................     50,512,061      36,821,806     111,860,460
Undistributed net investment income (loss)...............................        (94,518)          2,970         (62,248)
Accumulated net realized gain (loss) on securities and foreign currencies    (16,024,817)     (2,579,791)     (5,379,190)
Unrealized appreciation (depreciation) of:
  Investments............................................................     (6,439,901)     (2,087,487)    (13,295,863)
  Securities sold short..................................................              -               -               -
  Futures contracts......................................................              -               -               -
  Foreign currency translations..........................................              -               -             247
                                                                          --------------  --------------  --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING.............................. $   27,991,876  $   32,192,059  $   93,209,525
                                                                          --------------  --------------  --------------
--------------------------------------------------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST:
  Authorized (par value $0.01 per share).................................  1,000,000,000   1,000,000,000   1,000,000,000
  Outstanding............................................................      3,906,625       3,456,168       8,611,915
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................. $         7.17  $         9.31  $        10.82
                                                                          --------------  --------------  --------------
* Cost
  Investments............................................................ $   33,201,166  $   34,496,834  $  103,731,296
                                                                          --------------  --------------  --------------
  Short-term securities.................................................. $    1,094,923  $            -  $            -
                                                                          --------------  --------------  --------------
  Foreign cash........................................................... $            -  $            -  $            -
                                                                          --------------  --------------  --------------
**Proceeds from securities sold short.................................... $            -  $            -  $            -
                                                                          --------------  --------------  --------------

                                                                                             SOCIALLY
                                                                            SMALL CAP       RESPONSIBLE
                                                                            VALUE FUND         FUND
                                                                          --------------  --------------
ASSETS:
Investments, at market*.................................................. $   40,004,280  $    9,110,872
Short-term securities*...................................................              -          74,955
Repurchase agreements (cost equals market)...............................      1,197,000         472,000
Deposit with brokers for securities sold short...........................              -               -
Cash.....................................................................            598             189
Foreign cash*............................................................              -               -
Receivable for:
  Investments sold.......................................................            202               -
  Trust shares sold......................................................        132,047           8,146
  Dividends and interest.................................................         64,130          13,900
  Expense reimbursements due from adviser................................         29,901          10,792
  Variation margin on futures contracts..................................              -           1,720
Other assets.............................................................          1,896           1,124
                                                                          --------------  --------------
TOTAL ASSETS.............................................................     41,430,054       9,693,698
                                                                          --------------  --------------
LIABILITIES:
Payable for:
  Investments purchased..................................................         21,473               -
  Securities sold short, at value**......................................              -               -
  Trust shares reacquired................................................        231,446              83
  Custodian fees.........................................................         12,000          12,000
  Variation margin on futures contracts..................................              -               -
  Report to shareholders.................................................         11,779           1,907
  Interest payable on securities sold short..............................              -               -
Payable to affiliates:
  Advisory fees..........................................................         23,760           1,835
  Shareholder services...................................................          7,920           1,835
  Administrative services................................................          2,218             514
  Transfer agency fees...................................................            751             300
Accrued expenses and other liabilities...................................         22,981           3,997
                                                                          --------------  --------------
TOTAL LIABILITIES........................................................        334,328          22,471
                                                                          --------------  --------------
NET ASSETS............................................................... $   41,095,726  $    9,671,227
                                                                          --------------  --------------
---------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share............................. $       46,579  $       12,427
Additional paid In capital...............................................     52,806,539      14,075,551
Undistributed net investment income (loss)...............................          9,126           2,778
Accumulated net realized gain (loss) on securities and foreign currencies     (1,808,484)     (2,295,094)
Unrealized appreciation (depreciation) of:
  Investments............................................................     (9,958,034)     (2,086,328)
  Securities sold short..................................................              -               -
  Futures contracts......................................................              -         (38,107)
  Foreign currency translations..........................................              -               -
                                                                          --------------  --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING.............................. $   41,095,726  $    9,671,227
                                                                          --------------  --------------
---------------------------------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST:
  Authorized (par value $0.01 per share).................................  1,000,000,000   1,000,000,000
  Outstanding............................................................      4,657,999       1,242,650
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................. $         8.82  $         7.78
                                                                          --------------  --------------
* Cost
  Investments............................................................ $   49,962,314  $   11,197,200
                                                                          --------------  --------------
  Short-term securities.................................................. $            -  $       74,955
                                                                          --------------  --------------
  Foreign cash........................................................... $            -  $            -
                                                                          --------------  --------------
**Proceeds from securities sold short.................................... $            -  $            -
                                                                          --------------  --------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             55
February 28, 2003
         STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) - CONTINUED





                                                                            HIGH YIELD       STRATEGIC       CORE BOND
                                                                            BOND FUND        BOND FUND         FUND
                                                                          --------------  --------------  --------------
ASSETS:
Investments, at market*.................................................. $   23,732,942  $   27,708,550  $   51,544,713
Short-term securities*...................................................              -         999,926       2,499,814
Repurchase agreements (cost equals market)...............................      1,695,000       3,494,000       7,304,000
Deposit with brokers for securities sold short...........................        224,925               -               -
Cash.....................................................................         25,164             614              44
Foreign cash*............................................................              -           3,205               -
Receivable for:
  Investments sold.......................................................        244,448         365,218       4,911,862
  Trust shares sold......................................................         96,628         114,672         207,546
  Dividends and interest.................................................        580,814         505,298         451,815
  Expense reimbursements due from adviser................................         20,467          34,597          28,903
  Variation margin on futures contracts..................................              -               -               -
Other assets.............................................................          1,183             578           1,328
                                                                          --------------  --------------  --------------
TOTAL ASSETS.............................................................     26,621,571      33,226,658      66,950,025
                                                                          --------------  --------------  --------------
LIABILITIES:
Payable for:
  Investments purchased..................................................        906,884         961,037      13,525,535
  Securities sold short, at value**......................................        235,675               -               -
  Trust shares reacquired................................................         42,508          49,784           6,589
  Custodian fees.........................................................         12,000          33,630          12,000
  Variation margin on futures contracts..................................              -               -               -
  Report to shareholders.................................................          4,661           6,706          10,901
  Interest payable on securities sold short..............................         10,309               -               -
Payable to affiliates:
  Advisory fees..........................................................         13,283          14,176          19,848
  Shareholder services...................................................          4,744           5,907           9,924
  Administrative services................................................          1,328           1,654           2,779
  Transfer agency fees...................................................            900             600             900
Accrued expenses and other liabilities...................................          7,523          10,329          17,362
                                                                          --------------  --------------  --------------
TOTAL LIABILITIES........................................................      1,239,815       1,083,823      13,605,838
                                                                          --------------  --------------  --------------
NET ASSETS............................................................... $   25,381,756  $   32,142,835  $   53,344,187
                                                                          --------------  --------------  --------------
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share............................. $       35,701  $       32,880  $       52,283
Additional paid In capital...............................................     29,477,544      31,924,007      51,126,501
Undistributed net investment income (loss)...............................         44,499          38,512         (39,361)
Accumulated net realized gain (loss) on securities and foreign currencies     (2,972,995)       (737,631)        542,852
Unrealized appreciation (depreciation) of:
  Investments............................................................     (1,192,243)        883,508       1,661,912
  Securities sold short..................................................        (10,750)              -               -
  Futures contracts......................................................              -               -               -
  Foreign currency translations..........................................              -           1,559               -
                                                                          --------------  --------------  --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING.............................. $   25,381,756  $   32,142,835  $   53,344,187
                                                                          --------------  --------------  --------------
--------------------------------------------------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST:
  Authorized (par value $0.01 per share).................................  1,000,000,000   1,000,000,000   1,000,000,000
  Outstanding............................................................      3,570,078       3,287,987       5,228,358
                                                                          --------------  --------------  --------------
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............... $         7.11  $         9.78  $        10.20
                                                                          --------------  --------------  --------------
*Cost
  Investments............................................................ $   24,925,185  $   26,825,042  $   49,882,801
                                                                          --------------  --------------  --------------
  Short-term securities.................................................. $            -  $      999,926  $    2,499,814
                                                                          --------------  --------------  --------------
  Foreign cash........................................................... $            -  $        3,245  $            -
                                                                          --------------  --------------  --------------
**Proceeds from securities sold short.................................... $      224,925  $            -  $            -
                                                                          --------------  --------------  --------------

                                                                                           AGGRESSIVE       MODERATE
                                                                              MONEY          GROWTH          GROWTH
                                                                            MARKET II      LIFESTYLE        LIFESTYLE
                                                                              FUND            FUND            FUND
                                                                          -------------- --------------  --------------
ASSETS:
Investments, at market*.................................................. $            - $   21,087,558  $   37,113,287
Short-term securities*...................................................     75,370,766              -               -
Repurchase agreements (cost equals market)...............................      8,014,000              -               -
Deposit with brokers for securities sold short...........................              -              -               -
Cash.....................................................................            527              -               -
Foreign cash*............................................................              -              -               -
Receivable for:
  Investments sold.......................................................              -         10,546          35,810
  Trust shares sold......................................................        555,134         20,978          74,871
  Dividends and interest.................................................         13,236              -               -
  Expense reimbursements due from adviser................................         36,115         12,501          20,766
  Variation margin on futures contracts..................................              -              -               -
Other assets.............................................................          1,606             48          12,881
                                                                          -------------- --------------  --------------
TOTAL ASSETS.............................................................     83,991,384     21,131,631      37,257,615
                                                                          -------------- --------------  --------------
LIABILITIES:
Payable for:
  Investments purchased..................................................              -         27,816          71,633
  Securities sold short, at value**......................................              -              -               -
  Trust shares reacquired................................................         90,497          3,707          39,048
  Custodian fees.........................................................         12,000          1,947           1,947
  Variation margin on futures contracts..................................              -              -               -
  Report to shareholders.................................................         18,477          4,625           9,160
  Interest payable on securities sold short..............................              -              -               -
Payable to affiliates:
  Advisory fees..........................................................         15,958          1,596           2,809
  Shareholder services...................................................         15,958              -               -
  Administrative services................................................          4,468              -               -
  Transfer agency fees...................................................            300            300             300
Accrued expenses and other liabilities...................................         37,619            349           1,372
                                                                          -------------- --------------  --------------
TOTAL LIABILITIES........................................................        195,277         40,340         126,269
                                                                          -------------- --------------  --------------
NET ASSETS............................................................... $   83,796,107 $   21,091,291  $   37,131,346
                                                                          -------------- --------------  --------------
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share............................. $      837,961 $       30,301  $       43,309
Additional paid In capital...............................................     82,958,146     30,521,473      46,897,190
Undistributed net investment income (loss)...............................              -            587             615
Accumulated net realized gain (loss) on securities and foreign currencies              -     (6,345,269)     (7,262,750)
Unrealized appreciation (depreciation) of:
  Investments............................................................              -     (3,115,801)     (2,547,018)
  Securities sold short..................................................              -              -               -
  Futures contracts......................................................              -              -               -
  Foreign currency translations..........................................              -              -               -
                                                                          -------------- --------------  --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING.............................. $   83,796,107 $   21,091,291  $   37,131,346
                                                                          -------------- --------------  --------------
-------------------------------------------------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST:
  Authorized (par value $0.01 per share).................................  1,000,000,000  1,000,000,000   1,000,000,000
  Outstanding............................................................     83,796,107      3,030,150       4,330,882
                                                                          -------------- --------------  --------------
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............... $         1.00 $         6.96  $         8.57
                                                                          -------------- --------------  --------------
*Cost
  Investments............................................................ $            - $   24,203,359  $   39,660,305
                                                                          -------------- --------------  --------------
  Short-term securities.................................................. $   75,370,766 $            -  $            -
                                                                          -------------- --------------  --------------
  Foreign cash........................................................... $            - $            -  $            -
                                                                          -------------- --------------  --------------
**Proceeds from securities sold short.................................... $            - $            -  $            -
                                                                          -------------- --------------  --------------

                                                                           CONSERVATIVE
                                                                              GROWTH
                                                                            LIFESTYLE
                                                                               FUND
                                                                          --------------
ASSETS:
Investments, at market*.................................................. $   22,155,743
Short-term securities*...................................................              -
Repurchase agreements (cost equals market)...............................              -
Deposit with brokers for securities sold short...........................              -
Cash.....................................................................              -
Foreign cash*............................................................              -
Receivable for:
  Investments sold.......................................................         30,811
  Trust shares sold......................................................         15,601
  Dividends and interest.................................................              -
  Expense reimbursements due from adviser................................         13,223
  Variation margin on futures contracts..................................              -
Other assets.............................................................             50
                                                                          --------------
TOTAL ASSETS.............................................................     22,215,428
                                                                          --------------
LIABILITIES:
Payable for:
  Investments purchased..................................................         22,332
  Securities sold short, at value**......................................              -
  Trust shares reacquired................................................         24,080
  Custodian fees.........................................................          1,947
  Variation margin on futures contracts..................................              -
  Report to shareholders.................................................          5,235
  Interest payable on securities sold short..............................              -
Payable to affiliates:
  Advisory fees..........................................................          1,668
  Shareholder services...................................................              -
  Administrative services................................................              -
  Transfer agency fees...................................................            300
Accrued expenses and other liabilities...................................            351
                                                                          --------------
TOTAL LIABILITIES........................................................         55,913
                                                                          --------------
NET ASSETS............................................................... $   22,159,515
                                                                          --------------
-----------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share............................. $       25,824
Additional paid In capital...............................................     25,833,157
Undistributed net investment income (loss)...............................          1,231
Accumulated net realized gain (loss) on securities and foreign currencies     (3,246,295)
Unrealized appreciation (depreciation) of:
  Investments............................................................       (454,402)
  Securities sold short..................................................              -
  Futures contracts......................................................              -
  Foreign currency translations..........................................              -
                                                                          --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING.............................. $   22,159,515
                                                                          --------------
-----------------------------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST:
  Authorized (par value $0.01 per share).................................  1,000,000,000
  Outstanding............................................................      2,582,397
                                                                          --------------
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE............... $         8.58
                                                                          --------------
*Cost
  Investments............................................................ $   22,610,145
                                                                          --------------
  Short-term securities.................................................. $            -
                                                                          --------------
  Foreign cash........................................................... $            -
                                                                          --------------
**Proceeds from securities sold short.................................... $            -
                                                                          --------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

56
                                             Six Months Ended February 28, 2003
                     STATEMENTS OF OPERATIONS (Unaudited)



                                                                                    INTERNATIONAL   CAPITAL      MID CAP
                                                                                      GROWTH II   APPRECIATION   GROWTH
                                                                                        FUND          FUND        FUND
                                                                                    ------------- ------------ -----------
INVESTMENT INCOME:
Dividends..........................................................................  $   151,524  $   120,075  $    48,886
Interest...........................................................................        7,401        9,094       14,466
                                                                                     -----------  -----------  -----------
  Total Investment Income*.........................................................      158,925      129,169       63,352
                                                                                     -----------  -----------  -----------
EXPENSES:
Advisory fees......................................................................      136,418       74,043      109,025
Custodian fees.....................................................................       36,504       23,993       23,980
Shareholder service fees...........................................................       37,894       33,656       34,070
Audit fees and tax services fees...................................................        1,371        1,092        1,284
Legal fees.........................................................................        3,701        3,272        3,253
Administrative services............................................................       10,610        9,423        9,540
Trustees' fees and expenses........................................................       18,909       16,952       16,298
Reports to shareholders............................................................        8,166        9,304        7,903
Transfer agency fees...............................................................        1,456        1,748        1,456
Interest expense on securities sold short..........................................            -            -            -
Miscellaneous......................................................................        4,028        6,126        5,383
                                                                                     -----------  -----------  -----------
  Total expenses...................................................................      259,057      179,609      212,192
  Expense reimbursements...........................................................     (105,967)     (65,178)     (96,352)
  Fees paid indirectly (Note 6)....................................................            -            -            -
                                                                                     -----------  -----------  -----------
  Net expenses.....................................................................      153,090      114,431      115,840
                                                                                     -----------  -----------  -----------
NET INVESTMENT INCOME (LOSS).......................................................        5,835       14,738      (52,488)
                                                                                     -----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments......................................................................   (3,522,674)  (1,973,999)  (3,542,921)
  Futures contracts................................................................            -            -            -
  Foreign currency transactions....................................................      949,100            -        6,068
                                                                                     -----------  -----------  -----------
                                                                                      (2,573,574)  (1,973,999)  (3,536,853)
                                                                                     -----------  -----------  -----------
Net unrealized appreciation (depreciation) on:
  Investments......................................................................     (862,132)     695,558    3,455,290
  Futures contracts................................................................            -            -            -
  Foreign currency translation.....................................................        2,737            -         (943)
  Securities sold short............................................................            -            -            -
                                                                                     -----------  -----------  -----------
                                                                                        (859,395)     695,558    3,454,347
                                                                                     -----------  -----------  -----------
    Net realized and unrealized gain (loss) on securities and foreign currencies...   (3,432,969)  (1,278,441)     (82,506)
                                                                                     -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................  $(3,427,134) $(1,263,703) $  (134,994)
                                                                                     -----------  -----------  -----------
*Net of foreign withholding taxes on dividends and interest of.....................  $    18,143  $         -  $       848
                                                                                     -----------  -----------  -----------

                                                                                     SMALL CAP
                                                                                      GROWTH      LARGE CAP     MID CAP
                                                                                       FUND       VALUE FUND   VALUE FUND
                                                                                    -----------  -----------  -----------
INVESTMENT INCOME:
Dividends.......................................................................... $    49,255  $   304,745  $   496,963
Interest...........................................................................       9,255        4,679       17,830
                                                                                    -----------  -----------  -----------
  Total Investment Income*.........................................................      58,510      309,424      514,793
                                                                                    -----------  -----------  -----------
EXPENSES:
Advisory fees......................................................................     112,133       74,980      340,520
Custodian fees.....................................................................      23,993       23,971       24,885
Shareholder service fees...........................................................      32,980       37,490      113,507
Audit fees and tax services fees...................................................       1,256        1,462        4,624
Legal fees.........................................................................       3,092        3,583       11,229
Administrative services............................................................       9,234       10,497       31,782
Trustees' fees and expenses........................................................      15,955       17,512       58,053
Reports to shareholders............................................................       7,894        7,324       23,460
Transfer agency fees...............................................................       1,748        1,456        1,748
Interest expense on securities sold short..........................................           -            -            -
Miscellaneous......................................................................       3,939        5,956        2,941
                                                                                    -----------  -----------  -----------
  Total expenses...................................................................     212,224      184,231      612,749
  Expense reimbursements...........................................................     (59,196)     (62,764)    (136,018)
  Fees paid indirectly (Note 6)....................................................           -            -      (13,789)
                                                                                    -----------  -----------  -----------
  Net expenses.....................................................................     153,028      121,467      462,942
                                                                                    -----------  -----------  -----------
NET INVESTMENT INCOME (LOSS).......................................................     (94,518)     187,957       51,851
                                                                                    -----------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments......................................................................  (3,766,364)  (1,644,009)  (2,793,581)
  Futures contracts................................................................           -            -            -
  Foreign currency transactions....................................................          (7)           -            -
                                                                                    -----------  -----------  -----------
                                                                                     (3,766,371)  (1,644,009)  (2,793,581)
                                                                                    -----------  -----------  -----------
Net unrealized appreciation (depreciation) on:
  Investments......................................................................   2,974,139   (1,123,999)  (4,773,266)
  Futures contracts................................................................           -            -            -
  Foreign currency translation.....................................................           -            -          182
  Securities sold short............................................................           -            -            -
                                                                                    -----------  -----------  -----------
                                                                                      2,974,139   (1,123,999)  (4,773,084)
                                                                                    -----------  -----------  -----------
    Net realized and unrealized gain (loss) on securities and foreign currencies...    (792,232)  (2,768,008)  (7,566,665)
                                                                                    -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................ $  (886,750) $(2,580,051) $(7,514,814)
                                                                                    -----------  -----------  -----------
*Net of foreign withholding taxes on dividends and interest of..................... $       645  $         -  $     4,693
                                                                                    -----------  -----------  -----------

                                                                                                  SOCIALLY
                                                                                     SMALL CAP   RESPONSIBLE
                                                                                     VALUE FUND     FUND
                                                                                    -----------  -----------
INVESTMENT INCOME:
Dividends.......................................................................... $   405,833  $    82,656
Interest...........................................................................       9,416        6,593
                                                                                    -----------  -----------
  Total Investment Income*.........................................................     415,249       89,249
                                                                                    -----------  -----------
EXPENSES:
Advisory fees......................................................................     158,427       12,201
Custodian fees.....................................................................      23,956       23,996
Shareholder service fees...........................................................      52,809       12,201
Audit fees and tax services fees...................................................       2,387          398
Legal fees.........................................................................       5,434        1,200
Administrative services............................................................      14,787        3,416
Trustees' fees and expenses........................................................      28,295        6,289
Reports to shareholders............................................................       8,672        3,168
Transfer agency fees...............................................................       1,456          583
Interest expense on securities sold short..........................................           -            -
Miscellaneous......................................................................       4,974          707
                                                                                    -----------  -----------
  Total expenses...................................................................     301,197       64,159
  Expense reimbursements...........................................................    (100,523)     (36,828)
  Fees paid indirectly (Note 6)....................................................           -            -
                                                                                    -----------  -----------
  Net expenses.....................................................................     200,674       27,331
                                                                                    -----------  -----------
NET INVESTMENT INCOME (LOSS).......................................................     214,575       61,918
                                                                                    -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments......................................................................  (1,189,172)  (1,338,871)
  Futures contracts................................................................           -     (115,161)
  Foreign currency transactions....................................................           -            -
                                                                                    -----------  -----------
                                                                                     (1,189,172)  (1,454,032)
                                                                                    -----------  -----------
Net unrealized appreciation (depreciation) on:
  Investments......................................................................  (3,665,496)     612,807
  Futures contracts................................................................           -       39,612
  Foreign currency translation.....................................................           -            -
  Securities sold short............................................................           -            -
                                                                                    -----------  -----------
                                                                                     (3,665,496)     652,419
                                                                                    -----------  -----------
    Net realized and unrealized gain (loss) on securities and foreign currencies...  (4,854,668)    (801,613)
                                                                                    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................ $(4,640,093) $  (739,695)
                                                                                    -----------  -----------
*Net of foreign withholding taxes on dividends and interest of..................... $         -  $         -
                                                                                    -----------  -----------


SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             57
               STATEMENTS OF OPERATIONS (Unaudited) - CONTINUED
Six Months Ended February 28, 2003




                                                                                    HIGH YIELD   STRATEGIC   CORE BOND
                                                                                    BOND FUND    BOND FUND     FUND
                                                                                    ----------  ----------  ----------
INVESTMENT INCOME:
Dividends.......................................................................... $   30,813  $    9,767  $        -
Interest...........................................................................  1,180,540   1,148,749   1,084,238
                                                                                    ----------  ----------  ----------
  Total Investment Income*.........................................................  1,211,353   1,158,516   1,084,238
                                                                                    ----------  ----------  ----------
EXPENSES:
Advisory fees......................................................................     72,557      82,346     117,296
Custodian fees.....................................................................     23,949      67,163      23,981
Shareholder service fees...........................................................     25,913      34,565      58,648
Audit fees and tax services fees...................................................        936       1,313       2,088
Legal fees.........................................................................      2,399       3,326       5,535
Administrative services............................................................      7,256       9,628      16,421
Trustees' fees and expenses........................................................     12,020      16,387      26,897
Reports to shareholders............................................................      5,146       6,267      11,283
Transfer agency fees...............................................................      1,748       1,165       1,748
Interest expense on securities sold short..........................................      8,716           -           -
Miscellaneous......................................................................      1,333       1,134       3,916
                                                                                    ----------  ----------  ----------
  Total expenses...................................................................    161,973     223,294     267,813
  Expense reimbursements...........................................................    (59,356)   (100,882)    (87,176)
  Fees paid indirectly (Note 6)....................................................          -           -           -
                                                                                    ----------  ----------  ----------
  Net expenses.....................................................................    102,617     122,412     180,637
                                                                                    ----------  ----------  ----------
NET INVESTMENT INCOME (LOSS).......................................................  1,108,736   1,036,104     903,601
                                                                                    ----------  ----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) on:.......................................................
  Investments......................................................................    (28,895)     71,774     961,516
  Futures contracts................................................................          -           -           -
  Foreign currency transactions....................................................          -      54,338           -
                                                                                    ----------  ----------  ----------
                                                                                       (28,895)    126,112     961,516
                                                                                    ----------  ----------  ----------
Net unrealized appreciation (depreciation) on:
  Investments......................................................................    865,122   1,193,877     343,010
  Futures contracts................................................................          -           -           -
  Foreign currency translation.....................................................          -       1,255           -
  Securities sold short............................................................    (10,500)          -           -
                                                                                    ----------  ----------  ----------
                                                                                       854,622   1,195,132     343,010
                                                                                    ----------  ----------  ----------
    Net realized and unrealized gain (loss) on securities and foreign currencies...    825,727   1,321,244   1,304,526
                                                                                    ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................ $1,934,463  $2,357,348  $2,208,127
                                                                                    ----------  ----------  ----------
*Net of foreign withholding taxes on dividends and interest of..................... $      812  $      762  $    1,410
                                                                                    ----------  ----------  ----------

                                                                                                AGGRESSIVE   MODERATE
                                                                                      MONEY       GROWTH      GROWTH
                                                                                    MARKET II   LIFESTYLE    LIFESTYLE
                                                                                      FUND         FUND        FUND
                                                                                    ---------  -----------  -----------
INVESTMENT INCOME:
Dividends.......................................................................... $       -  $   109,893  $   407,494
Interest...........................................................................   598,484            -            -
                                                                                    ---------  -----------  -----------
  Total Investment Income*.........................................................   598,484      109,893      407,494
                                                                                    ---------  -----------  -----------
EXPENSES:
Advisory fees......................................................................    95,320       10,217       17,793
Custodian fees.....................................................................    24,967        1,947        1,947
Shareholder service fees...........................................................    95,320            -            -
Audit fees and tax services fees...................................................     3,114          945        1,638
Legal fees.........................................................................     9,156          290          504
Administrative services............................................................    26,690            -            -
Trustees' fees and expenses........................................................    44,959        2,196        3,808
Reports to shareholders............................................................    19,161        6,587       11,463
Transfer agency fees...............................................................       583          300          300
Interest expense on securities sold short..........................................         -            -            -
Miscellaneous......................................................................     1,255          237        1,107
                                                                                    ---------  -----------  -----------
  Total expenses...................................................................   320,525       22,719       38,560
  Expense reimbursements...........................................................  (107,008)     (12,502)     (20,766)
  Fees paid indirectly (Note 6)....................................................         -            -            -
                                                                                    ---------  -----------  -----------
  Net expenses.....................................................................   213,517       10,217       17,794
                                                                                    ---------  -----------  -----------
NET INVESTMENT INCOME (LOSS).......................................................   384,967       99,676      389,700
                                                                                    ---------  -----------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) on:.......................................................
  Investments......................................................................         -   (1,531,067)  (2,098,316)
  Futures contracts................................................................         -            -            -
  Foreign currency transactions....................................................         -            -            -
                                                                                    ---------  -----------  -----------
                                                                                            -   (1,531,067)  (2,098,316)
                                                                                    ---------  -----------  -----------
Net unrealized appreciation (depreciation) on:
  Investments......................................................................         -      181,603      595,089
  Futures contracts................................................................         -            -            -
  Foreign currency translation.....................................................         -            -            -
  Securities sold short............................................................         -            -            -
                                                                                    ---------  -----------  -----------
                                                                                            -      181,603      595,089
                                                                                    ---------  -----------  -----------
    Net realized and unrealized gain (loss) on securities and foreign currencies...         -   (1,349,464)  (1,503,227)
                                                                                    ---------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................ $ 384,967  $(1,249,788) $(1,113,527)
                                                                                    ---------  -----------  -----------
*Net of foreign withholding taxes on dividends and interest of..................... $       -  $         -  $         -
                                                                                    ---------  -----------  -----------

                                                                                    CONSERVATIVE
                                                                                       GROWTH
                                                                                     LIFESTYLE
                                                                                        FUND
                                                                                    ------------
INVESTMENT INCOME:
Dividends..........................................................................  $ 305,333
Interest...........................................................................          -
                                                                                     ---------
  Total Investment Income*.........................................................    305,333
                                                                                     ---------
EXPENSES:
Advisory fees......................................................................     10,587
Custodian fees.....................................................................      1,947
Shareholder service fees...........................................................          -
Audit fees and tax services fees...................................................        962
Legal fees.........................................................................        300
Administrative services............................................................          -
Trustees' fees and expenses........................................................      2,253
Reports to shareholders............................................................      6,756
Transfer agency fees...............................................................        300
Interest expense on securities sold short..........................................          -
Miscellaneous......................................................................        705
                                                                                     ---------
  Total expenses...................................................................     23,810
  Expense reimbursements...........................................................    (13,223)
  Fees paid indirectly (Note 6)....................................................          -
                                                                                     ---------
  Net expenses.....................................................................     10,587
                                                                                     ---------
NET INVESTMENT INCOME (LOSS).......................................................    294,746
                                                                                     ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) on:.......................................................
  Investments......................................................................   (989,782)
  Futures contracts................................................................          -
  Foreign currency transactions....................................................          -
                                                                                     ---------
                                                                                      (989,782)
                                                                                     ---------
Net unrealized appreciation (depreciation) on:
  Investments......................................................................    620,834
  Futures contracts................................................................          -
  Foreign currency translation.....................................................          -
  Securities sold short............................................................          -
                                                                                     ---------
                                                                                       620,834
                                                                                     ---------
    Net realized and unrealized gain (loss) on securities and foreign currencies...   (368,948)
                                                                                     ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................  $ (74,202)
                                                                                     ---------
*Net of foreign withholding taxes on dividends and interest of.....................  $       -
                                                                                     ---------


SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

58
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                                      INTERNATIONAL
                                                                      GROWTH II FUND         CAPITAL APPRECIATION FUND
                                                               ---------------------------  --------------------------
                                                                 For the                      For the
                                                                Six Months   For the Fiscal  Six Months  For the Fiscal
                                                                  Ended           Year         Ended          Year
                                                               February 28,      Ended      February 28,     Ended
                                                                   2003        August 31,       2003       August 31,
                                                               (Unaudited)        2002      (Unaudited)       2002
                                                               ------------  -------------- ------------ --------------
OPERATIONS:
Net investment income (loss).................................. $      5,835   $    232,666  $    14,738   $   (28,265)
Net realized gain (loss) on securities, futures contracts and
 foreign currencies...........................................   (2,573,574)    (4,651,109)  (1,973,999)   (6,781,732)
Capital gain distributions from underlying funds..............            -              -            -             -
Net unrealized appreciation (depreciation) of securities,
 futures contracts, securities sold short and foreign
 currency related transactions................................     (859,395)       790,327      695,558    (2,384,978)

                                                               ------------   ------------  -----------   -----------
  Increase (decrease) in net assets resulting from operations.   (3,427,134)    (3,628,116)  (1,263,703)   (9,194,975)

                                                               ------------   ------------  -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................................     (119,932)       (43,693)     (15,000)         (325)
Net realized gain on securities...............................            -              -            -             -

                                                               ------------   ------------  -----------   -----------
 Decrease in net assets resulting from distributions to
 shareholders.................................................     (119,932)       (43,693)     (15,000)         (325)

                                                               ------------   ------------  -----------   -----------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold.....................................   26,485,787     40,170,315    8,608,993    15,422,787
Reinvestment of distributions.................................      119,932         43,693       15,000           325
Cost of shares reacquired.....................................  (21,763,637)   (34,785,203)  (7,449,651)   (9,218,357)

                                                               ------------   ------------  -----------   -----------
  Increase (decrease) in net assets resulting from trust
   share transactions.........................................    4,842,082      5,428,805    1,174,342     6,204,755

                                                               ------------   ------------  -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.......................    1,295,016      1,756,996     (104,361)   (2,990,545)
NET ASSETS:
Beginning of period...........................................   30,114,370     28,357,374   27,406,265    30,396,810

                                                               ------------   ------------  -----------   -----------
End of period................................................. $ 31,409,386   $ 30,114,370  $27,301,904   $27,406,265
Undistributed net investment income (loss) included in
 net assets at the end of the period.......................... $    (50,142)  $     63,953  $      (280)  $       (18)
                                                               ------------   ------------  -----------   -----------
TRUST SHARES ISSUED AND REACQUIRED:
Sold..........................................................    3,256,634      4,245,759    1,320,469     1,941,426
Issued for distributions reinvested...........................       14,572          4,364        2,359            35
Reacquired....................................................   (2,667,346)    (3,620,463)  (1,140,418)   (1,194,619)

                                                               ------------   ------------  -----------   -----------
 Increase (decrease) in trust shares outstanding..............      603,860        629,660      182,410       746,842
Trust shares outstanding:
 Beginning of period..........................................    3,473,651      2,843,991    4,081,896     3,335,054

                                                               ------------   ------------  -----------   -----------
 End of period................................................    4,077,511      3,473,651    4,264,306     4,081,896

                                                               ------------   ------------  -----------   -----------

                                                                   MID CAP GROWTH FUND         SMALL CAP GROWTH FUND
                                                               ---------------------------  ---------------------------
                                                               For the Six                    For the
                                                                  Months     For the Fiscal  Six Months   For the Fiscal
                                                                  Ended           Year         Ended           Year
                                                               February 28,      Ended      February 28,      Ended
                                                                   2003        August 31,       2003        August 31,
                                                               (Unaudited)        2002      (Unaudited)        2002
                                                               ------------  -------------- ------------  --------------
OPERATIONS:
Net investment income (loss).................................. $    (52,488)  $   (124,382) $    (94,518)  $   (214,819)
Net realized gain (loss) on securities, futures contracts and
 foreign currencies...........................................   (3,536,853)   (11,012,675)   (3,766,371)    (6,519,059)
Capital gain distributions from underlying funds..............            -              -             -              -
Net unrealized appreciation (depreciation) of securities,
 futures contracts, securities sold short and foreign
 currency related transactions................................    3,454,347      1,927,403     2,974,139     (3,450,341)

                                                               ------------   ------------  ------------   ------------
  Increase (decrease) in net assets resulting from operations.     (134,994)    (9,209,654)     (886,750)   (10,184,219)

                                                               ------------   ------------  ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................................            -              -             -              -
Net realized gain on securities...............................            -              -             -              -

                                                               ------------   ------------  ------------   ------------
 Decrease in net assets resulting from distributions to
 shareholders.................................................            -              -             -              -

                                                               ------------   ------------  ------------   ------------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold.....................................   16,397,376     15,926,216    20,709,034     16,582,990
Reinvestment of distributions.................................            -              -             -              -
Cost of shares reacquired.....................................  (12,829,313)    (4,466,415)  (16,902,409)    (8,849,593)

                                                               ------------   ------------  ------------   ------------
  Increase (decrease) in net assets resulting from trust
   share transactions.........................................    3,568,063     11,459,801     3,806,625      7,733,397

                                                               ------------   ------------  ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.......................    3,433,069      2,250,147     2,919,875     (2,450,822)
NET ASSETS:
Beginning of period...........................................   25,526,754     23,276,607    25,072,001     27,522,823

                                                               ------------   ------------  ------------   ------------
End of period................................................. $ 28,959,823   $ 25,526,754  $ 27,991,876   $ 25,072,001
Undistributed net investment income (loss) included in
 net assets at the end of the period.......................... $    (53,322)  $       (834) $    (94,518)  $          -
                                                               ------------   ------------  ------------   ------------
TRUST SHARES ISSUED AND REACQUIRED:
Sold..........................................................    3,631,120      2,812,734     2,817,021      1,761,696
Issued for distributions reinvested...........................            -              -             -              -
Reacquired....................................................   (2,839,719)      (821,052)   (2,299,160)      (946,899)

                                                               ------------   ------------  ------------   ------------
 Increase (decrease) in trust shares outstanding..............      791,401      1,991,682       517,861        814,797
Trust shares outstanding:
 Beginning of period..........................................    5,745,199      3,753,517     3,388,764      2,573,967

                                                               ------------   ------------  ------------   ------------
 End of period................................................    6,536,600      5,745,199     3,906,625      3,388,764

                                                               ------------   ------------  ------------   ------------

                                                                   LARGE CAP VALUE FUND
                                                               ---------------------------
                                                                 For the
                                                                Six Months   For the Fiscal
                                                                  Ended           Year
                                                               February 28,      Ended
                                                                   2003        August 31,
                                                               (Unaudited)        2002
                                                               ------------  --------------
OPERATIONS:
Net investment income (loss).................................. $    187,957   $   244,017
Net realized gain (loss) on securities, futures contracts and
 foreign currencies...........................................   (1,644,009)     (770,532)
Capital gain distributions from underlying funds..............            -             -
Net unrealized appreciation (depreciation) of securities,
 futures contracts, securities sold short and foreign
 currency related transactions................................   (1,123,999)   (1,435,140)

                                                               ------------   -----------
  Increase (decrease) in net assets resulting from operations.   (2,580,051)   (1,961,655)

                                                               ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................................     (189,979)     (239,190)
Net realized gain on securities...............................            -             -

                                                               ------------   -----------
 Decrease in net assets resulting from distributions to
 shareholders.................................................     (189,979)     (239,190)

                                                               ------------   -----------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold.....................................   18,392,233    17,820,931
Reinvestment of distributions.................................      189,979       239,190
Cost of shares reacquired.....................................  (11,650,317)   (8,310,808)

                                                               ------------   -----------
  Increase (decrease) in net assets resulting from trust
   share transactions.........................................    6,931,895     9,749,313

                                                               ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.......................    4,161,865     7,548,468
NET ASSETS:
Beginning of period...........................................   28,030,194    20,481,726

                                                               ------------   -----------
End of period................................................. $ 32,192,059   $28,030,194
Undistributed net investment income (loss) included in
 net assets at the end of the period.......................... $      2,970   $     4,992
                                                               ------------   -----------
TRUST SHARES ISSUED AND REACQUIRED:
Sold..........................................................    1,902,357     1,653,322
Issued for distributions reinvested...........................       19,399        22,030
Reacquired....................................................   (1,208,460)     (778,417)

                                                               ------------   -----------
 Increase (decrease) in trust shares outstanding..............      713,296       896,935
Trust shares outstanding:
 Beginning of period..........................................    2,742,872     1,845,937

                                                               ------------   -----------
 End of period................................................    3,456,168     2,742,872

                                                               ------------   -----------


SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             59
                STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED



                                                                   MID CAP VALUE FUND           SMALL CAP VALUE FUND
                                                              ---------------------------   ---------------------------
                                                                For the                       For the
                                                               Six Months    For the Fiscal  Six Months    For the Fiscal
                                                                 Ended            Year         Ended            Year
                                                              February 28,       Ended      February 28,       Ended
                                                                  2003         August 31,       2003         August 31,
                                                              (Unaudited)         2002      (Unaudited)         2002
                                                              ------------   -------------- ------------   --------------
OPERATIONS:
Net investment income (loss)................................. $     51,851   $    296,885   $    214,575   $    349,242
Net realized gain (loss) on securities, futures contracts and
 foreign currencies..........................................   (2,793,581)    (2,394,220)    (1,189,172)        57,573
Capital gain distributions from underlying funds.............            -              -              -              -
Net unrealized appreciation (depreciation) of securities,
 futures contracts, securities sold short and foreign
 currency related transactions...............................   (4,773,084)    (9,044,584)    (3,665,496)    (6,779,216)

                                                              ------------    ------------  ------------    ------------
  Increase (decrease) in net assets resulting from
   operations................................................  (7,514,814)     (11,141,919)   (4,640,093)     (6,372,401)

                                                              ------------    ------------  ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................................     (153,001)      (245,275)      (295,002)      (337,469)
Net realized gain on securities..............................            -     (2,423,617)      (718,060)      (776,890)

                                                              ------------    ------------  ------------    ------------
    Decrease in net assets resulting from distributions to
     shareholders............................................     (153,001)     (2,668,892)   (1,013,062)     (1,114,359)

                                                              ------------    ------------  ------------    ------------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold....................................   44,320,250     45,838,614     19,320,076     32,068,532
Reinvestment of distributions................................      153,001      2,668,892      1,013,062      1,114,359
Cost of shares reacquired....................................  (36,840,705)    (8,911,415)   (18,708,651)   (10,975,010)

                                                              ------------    ------------  ------------    ------------
  Increase (decrease) in net assets resulting from trust
   share transactions........................................    7,632,546      39,596,091     1,624,487      22,207,881

                                                              ------------    ------------  ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................      (35,269)    25,785,280     (4,028,668)    14,721,121
NET ASSETS:
Beginning of period..........................................   93,244,794     67,459,514     45,124,394     30,403,273

                                                              ------------    ------------  ------------    ------------
End of period................................................ $ 93,209,525   $ 93,244,794   $ 41,095,726   $ 45,124,394
Undistributed net investment income (loss) included in net
 assets at the end of the period............................. $    (62,248)  $     55,407   $      9,126   $     89,553
                                                              ------------    ------------  ------------    ------------
TRUST SHARES ISSUED AND REACQUIRED:
Sold.........................................................    3,982,364      3,464,812      2,067,333      2,745,947
Issued for distributions reinvested..........................       13,132        206,115        105,523        101,468
Reacquired...................................................   (3,320,814)      (714,439)    (2,011,238)    (1,028,179)

                                                              ------------    ------------  ------------    ------------
  Increase (decrease) in trust shares outstanding............      674,682       2,956,488       161,618       1,819,236
Trust shares outstanding:
  Beginning of period........................................    7,937,233       4,980,745     4,496,381       2,677,145

                                                              ------------    ------------  ------------    ------------
  End of period..............................................    8,611,915       7,937,233     4,657,999       4,496,381

                                                              ------------    ------------  ------------    ------------

                                                                       SOCIALLY                       HIGH
                                                                   RESPONSIBLE FUND              YIELD BOND FUND
                                                              --------------------------   --------------------------
                                                                For the                      For the
                                                               Six Months   For the Fiscal  Six Months   For the Fiscal
                                                                 Ended           Year         Ended           Year
                                                              February 28,      Ended      February 28,      Ended
                                                                  2003        August 31,       2003        August 31,
                                                              (Unaudited)        2002      (Unaudited)        2002
                                                              ------------  -------------- ------------  --------------
OPERATIONS:
Net investment income (loss)................................. $    61,918   $    93,066  $ 1,108,736   $ 1,817,759
Net realized gain (loss) on securities, futures contracts and
 foreign currencies..........................................  (1,454,032)     (651,941)     (28,895)   (1,644,023)
Capital gain distributions from underlying funds.............           -             -            -             -
Net unrealized appreciation (depreciation) of securities,
 futures contracts, securities sold short and foreign
 currency related transactions...............................     652,419    (1,738,855)     854,622    (1,756,632)

                                                              -----------    -----------   -----------    -----------
  Increase (decrease) in net assets resulting from
   operations................................................    (739,695)    (2,297,730)    1,934,463     (1,582,896)

                                                              -----------    -----------   -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................................     (63,002)      (91,639)  (1,095,854)   (1,800,215)
Net realized gain on securities..............................           -             -            -             -

                                                              -----------    -----------   -----------    -----------
    Decrease in net assets resulting from distributions to
     shareholders............................................     (63,002)       (91,639)   (1,095,854)    (1,800,215)

                                                              -----------    -----------   -----------    -----------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold....................................   3,535,806     1,580,842   13,899,191     8,948,459
Reinvestment of distributions................................      63,002        91,639    1,095,854     1,800,215
Cost of shares reacquired....................................  (3,132,591)     (887,489)  (9,478,171)   (5,440,976)

                                                              -----------    -----------   -----------    -----------
  Increase (decrease) in net assets resulting from trust
   share transactions........................................     466,217        784,992     5,516,874      5,307,698

                                                              -----------    -----------   -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................    (336,480)   (1,604,377)   6,355,483     1,924,587
NET ASSETS:
Beginning of period..........................................  10,007,707    11,612,084   19,026,273    17,101,686

                                                              -----------    -----------   -----------    -----------
End of period................................................ $ 9,671,227   $10,007,707  $25,381,756   $19,026,273
Undistributed net investment income (loss) included in net
 assets at the end of the period............................. $     2,778   $     3,862  $    44,499   $    31,617
                                                              -----------    -----------   -----------    -----------
TRUST SHARES ISSUED AND REACQUIRED:
Sold.........................................................     437,277       160,749    1,964,041     1,162,727
Issued for distributions reinvested..........................       7,733         9,421      156,675       240,318
Reacquired...................................................    (388,461)      (94,602)  (1,339,349)     (709,455)

                                                              -----------    -----------   -----------    -----------
  Increase (decrease) in trust shares outstanding............      56,549         75,568       781,367        693,590
Trust shares outstanding:
  Beginning of period........................................   1,186,101      1,110,533     2,788,711      2,095,121

                                                              -----------    -----------   -----------    -----------
  End of period..............................................   1,242,650      1,186,101     3,570,078      2,788,711

                                                              -----------    -----------   -----------    -----------

                                                                  STRATEGIC BOND FUND
                                                              --------------------------
                                                                For the
                                                               Six Months   For the Fiscal
                                                                 Ended           Year
                                                              February 28,      Ended
                                                                  2003        August 31,
                                                              (Unaudited)        2002
                                                              ------------  --------------
OPERATIONS:
Net investment income (loss)................................. $ 1,036,104   $ 1,431,099
Net realized gain (loss) on securities, futures contracts and
 foreign currencies..........................................     126,112      (418,795)
Capital gain distributions from underlying funds.............           -             -
Net unrealized appreciation (depreciation) of securities,
 futures contracts, securities sold short and foreign
 currency related transactions...............................   1,195,132      (515,990)

                                                              -----------    -----------
  Increase (decrease) in net assets resulting from
   operations................................................   2,357,348        496,314

                                                              -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................................  (1,006,077)   (1,388,218)
Net realized gain on securities..............................           -             -

                                                              -----------    -----------
    Decrease in net assets resulting from distributions to
     shareholders............................................  (1,006,077)    (1,388,218)

                                                              -----------    -----------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold....................................  13,154,124    14,694,918
Reinvestment of distributions................................   1,006,077     1,388,218
Cost of shares reacquired....................................  (9,536,096)   (4,136,665)

                                                              -----------    -----------
  Increase (decrease) in net assets resulting from trust
   share transactions........................................   4,624,105     11,946,471

                                                              -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................   5,975,376    11,054,567
NET ASSETS:
Beginning of period..........................................  26,167,459    15,112,892

                                                              -----------    -----------
End of period................................................ $32,142,835   $26,167,459
Undistributed net investment income (loss) included in net
 assets at the end of the period............................. $    38,512   $     8,485
                                                              -----------    -----------
TRUST SHARES ISSUED AND REACQUIRED:
Sold.........................................................   1,362,758     1,522,769
Issued for distributions reinvested..........................     105,096       145,531
Reacquired...................................................    (990,082)     (432,518)

                                                              -----------    -----------
  Increase (decrease) in trust shares outstanding............     477,772      1,235,782
Trust shares outstanding:
  Beginning of period........................................   2,810,215      1,574,433

                                                              -----------    -----------
  End of period..............................................   3,287,987      2,810,215

                                                              -----------    -----------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

60
               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED



                                                                                                      MONEY
                                                                     CORE BOND FUND               MARKET II FUND
                                                              ---------------------------  ---------------------------
                                                                For the                      For the
                                                               Six Months   For the Fiscal  Six Months   For the Fiscal
                                                                 Ended           Year         Ended           Year
                                                              February 28,      Ended      February 28,      Ended
                                                                  2003        August 31,       2003        August 31,
                                                              (Unaudited)        2002      (Unaudited)        2002
                                                              ------------  -------------- ------------  --------------
OPERATIONS:
Net investment income (loss)................................. $    903,601   $  1,874,394  $    384,967   $  1,010,487
Net realized gain (loss) on securities, futures contracts and
 foreign currencies..........................................      961,516       (259,986)            -              -
Capital gain distributions from underlying funds.............            -              -             -              -
Net unrealized appreciation (depreciation) of securities,
 futures contracts, securities sold short and foreign
 currency related transactions...............................      343,010        657,374             -              -

                                                              ------------   ------------  ------------   ------------
 Increase (decrease) in net assets resulting from
 operations..................................................    2,208,127      2,271,782       384,967      1,010,487

                                                              ------------   ------------  ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................................     (942,962)    (1,877,947)     (384,967)    (1,010,487)
Net realized gain on securities..............................            -       (239,854)            -              -

                                                              ------------   ------------  ------------   ------------
 Decrease in net assets resulting from distributions to
   shareholders..............................................     (942,962)    (2,117,801)     (384,967)    (1,010,487)

                                                              ------------   ------------  ------------   ------------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold....................................   28,330,334     29,708,223   110,182,990     71,625,734
Reinvestment of distributions................................      942,962      2,117,801       384,967      1,010,487
Cost of shares reacquired....................................  (19,762,029)   (21,662,468)  (97,641,643)   (53,745,536)

                                                              ------------   ------------  ------------   ------------
  Increase (decrease) in net assets resulting from trust
   share transactions........................................    9,511,267     10,163,556    12,926,314     18,890,685

                                                              ------------   ------------  ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................   10,776,432     10,317,537    12,926,314     18,890,685
NET ASSETS:
Beginning of period..........................................   42,567,755     32,250,218    70,869,793     51,979,108

                                                              ------------   ------------  ------------   ------------
End of period................................................ $ 53,344,187   $ 42,567,755  $ 83,796,107   $ 70,869,793
Undistributed net investment income (loss) included in
 net assets at the end of the period......................... $    (39,361)  $          -  $          -   $          -
                                                              ------------   ------------  ------------   ------------
TRUST SHARES ISSUED AND REACQUIRED:
Sold.........................................................    2,815,558      3,002,124   110,182,989     71,625,734
Issued for distributions reinvested..........................       94,141        215,165       384,968      1,010,487
Reacquired...................................................   (1,961,288)    (2,190,901)  (97,641,643)   (53,745,536)

                                                              ------------   ------------  ------------   ------------
 Increase (decrease) in trust shares outstanding.............      948,411      1,026,388    12,926,314     18,890,685
Trust shares outstanding:
 Beginning of period.........................................    4,279,947      3,253,559    70,869,793     51,979,108
                                                              ------------   ------------  ------------   ------------
 End of period...............................................    5,228,358      4,279,947    83,796,107     70,869,793

                                                              ------------   ------------  ------------   ------------

                                                                       AGGRESSIVE                    MODERATE
                                                                         GROWTH                       GROWTH
                                                                     LIFESTYLE FUND               LIFESTYLE FUND
                                                              ---------------------------  ---------------------------
                                                                For the                      For the
                                                               Six Months   For the Fiscal  Six Months   For the Fiscal
                                                                 Ended           Year         Ended           Year
                                                              February 28,      Ended      February 28,      Ended
                                                                  2003        August 31,       2003        August 31,
                                                              (Unaudited)        2002      (Unaudited)        2002
                                                              ------------  -------------- ------------  --------------
OPERATIONS:
Net investment income (loss)................................. $     99,676   $   130,514   $    389,700   $   730,217
Net realized gain (loss) on securities, futures contracts and
 foreign currencies..........................................   (1,531,067)   (2,399,573)    (2,098,316)   (2,606,986)
Capital gain distributions from underlying funds.............            -       111,281              -       220,842
Net unrealized appreciation (depreciation) of securities,
 futures contracts, securities sold short and foreign
 currency related transactions...............................      181,603    (1,226,505)       595,089    (1,412,908)

                                                              ------------   -----------   ------------   -----------
 Increase (decrease) in net assets resulting from
 operations..................................................   (1,249,788)   (3,384,283)    (1,113,527)   (3,068,835)

                                                              ------------   -----------   ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................................     (108,128)     (213,928)      (406,858)     (903,982)
Net realized gain on securities..............................            -             -              -          (574)

                                                              ------------   -----------   ------------   -----------
 Decrease in net assets resulting from distributions to
   shareholders..............................................     (108,128)     (213,928)      (406,858)     (904,556)

                                                              ------------   -----------   ------------   -----------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold....................................   16,085,397     6,356,299     26,274,720    10,350,948
Reinvestment of distributions................................      108,128       213,928        406,858       904,556
Cost of shares reacquired....................................  (14,266,373)   (1,299,995)   (23,776,869)   (3,528,218)

                                                              ------------   -----------   ------------   -----------
  Increase (decrease) in net assets resulting from trust
   share transactions........................................    1,927,152     5,270,232      2,904,709     7,727,286

                                                              ------------   -----------   ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................      569,236     1,672,021      1,384,324     3,753,895
NET ASSETS:
Beginning of period..........................................   20,522,055    18,850,034     35,747,022    31,993,127

                                                              ------------   -----------   ------------   -----------
End of period................................................ $ 21,091,291   $20,522,055   $ 37,131,346   $35,747,022
Undistributed net investment income (loss) included in
 net assets at the end of the period......................... $        587   $     9,039   $        615   $    17,773
                                                              ------------   -----------   ------------   -----------
TRUST SHARES ISSUED AND REACQUIRED:
Sold.........................................................    2,252,660       762,908      3,016,640     1,086,179
Issued for distributions reinvested..........................       14,936        25,270         46,076        93,625
Reacquired...................................................   (2,000,642)     (161,377)    (2,734,596)     (371,014)

                                                              ------------   -----------   ------------   -----------
 Increase (decrease) in trust shares outstanding.............      266,954       626,801        328,120       808,790
Trust shares outstanding:
 Beginning of period.........................................    2,763,196     2,136,395      4,002,762     3,193,972
                                                              ------------   -----------   ------------   -----------
 End of period...............................................    3,030,150     2,763,196      4,330,882     4,002,762

                                                              ------------   -----------   ------------   -----------

                                                                      CONSERVATIVE
                                                                         GROWTH
                                                                     LIFESTYLE FUND
                                                              ---------------------------
                                                                For the
                                                               Six Months   For the Fiscal
                                                                 Ended           Year
                                                              February 28,      Ended
                                                                  2003        August 31,
                                                              (Unaudited)        2002
                                                              ------------  --------------
OPERATIONS:
Net investment income (loss)................................. $    294,746   $   618,908
Net realized gain (loss) on securities, futures contracts and
 foreign currencies..........................................     (989,782)   (1,049,874)
Capital gain distributions from underlying funds.............            -       120,028
Net unrealized appreciation (depreciation) of securities,
 futures contracts, securities sold short and foreign
 currency related transactions...............................      620,834      (624,895)

                                                              ------------   -----------
 Increase (decrease) in net assets resulting from
 operations..................................................      (74,202)     (935,833)

                                                              ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................................     (306,831)     (720,202)
Net realized gain on securities..............................            -             -

                                                              ------------   -----------
 Decrease in net assets resulting from distributions to
   shareholders..............................................     (306,831)     (720,202)

                                                              ------------   -----------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold....................................   12,737,625     5,921,459
Reinvestment of distributions................................      306,831       720,202
Cost of shares reacquired....................................  (11,345,162)   (3,671,822)

                                                              ------------   -----------
  Increase (decrease) in net assets resulting from trust
   share transactions........................................    1,699,294     2,969,839

                                                              ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS......................    1,318,261     1,313,804
NET ASSETS:
Beginning of period..........................................   20,841,254    19,527,450

                                                              ------------   -----------
End of period................................................ $ 22,159,515   $20,841,254
Undistributed net investment income (loss) included in
 net assets at the end of the period......................... $      1,231   $    13,316
                                                              ------------   -----------
TRUST SHARES ISSUED AND REACQUIRED:
Sold.........................................................    1,474,577       653,650
Issued for distributions reinvested..........................       35,215        78,187
Reacquired...................................................   (1,313,522)     (407,580)

                                                              ------------   -----------
 Increase (decrease) in trust shares outstanding.............      196,270       324,257
Trust shares outstanding:
 Beginning of period.........................................    2,386,127     2,061,870
                                                              ------------   -----------
 End of period...............................................    2,582,397     2,386,127

                                                              ------------   -----------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             61
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)


Note 1 -- Organization

  VALIC Company II, formerly known as North American Funds Variable Product Series II, and prior to that American General Series Portfolio Company 3, was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company ("VALIC") and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, management investment company. On August 26, 1998, VALIC contributed $100,000 to VC II as its initial funding. On September 21, 1998, VALIC Separate Account A, invested an additional $74,900,000, and VC II commenced operations. VC II consists of the following 15 separate investment portfolios or "funds", each of which is, in effect, a separate mutual fund issuing its own separate class of shares of beneficial interest:

                      International Growth II Fund
                      Capital Appreciation Fund
                      Mid Cap Growth Fund
                      Small Cap Growth Fund
                      Large Cap Value Fund
                      Mid Cap Value Fund
                      Small Cap Value Fund
                      Socially Responsible Fund
                      High Yield Bond Fund
                      Strategic Bond Fund
                      Core Bond Fund
                      Money Market II Fund
                      Aggressive Growth Lifestyle Fund*
                      Moderate Growth Lifestyle Fund*
                      Conservative Growth Lifestyle Fund*

* The Lifestyle Funds represent "funds of funds" which invest in the underlying VCI and VC II Funds.

Note 2 -- Significant Accounting Policies

  The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. Actual results could differ from estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
A. Investment Valuation
  Securities listed or traded on a national exchange are valued daily at their last reported sale price as of the close of the customary trading session on the exchange where the security is principally traded. Securities and call options written on portfolio securities on the NASDAQ National Market System are valued at the last sale price. In the absence of any sales on that day, equity securities are valued at the last reported bid price and call options written on all portfolio securities for which other over-the-counter market quotations are readily available are valued at the last reported asked price. Futures contracts, options thereon, and options on stock indexes traded on commodities exchanges are valued at the amount which would be received upon a current disposition of such investments (i.e., their fair market value), in the absence of any sales on that day. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, are valued at representative quoted prices. Such quotations generally are obtained from third party pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities. Publicly-traded corporate bonds are valued at prices obtained from third party pricing services. Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock. Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a third party pricing service. Short-term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short-term security with a remaining maturity of 60 days or less and all investments of the Money Market II Fund are valued by the amortized cost method which approximates fair market value. Portfolio securities that are primarily traded on foreign security exchanges are generally valued at the last sale price on the exchange where such security is primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities are fair valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees. Lifestyle Fund securities are valued at the net asset value (market value) of the underlying VC I and VC II Funds. Effective April 15, 2003, securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.
B. Futures and Forward Currency Contracts
  Futures Contracts. In order to gain exposure to or protect against changes in security values, VC II may buy and sell futures contracts. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. The initial margin deposit made upon entering into a futures contract is held by the custodian bank, in a segregated account, in the name of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marked to market" adjustments on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as unrealized gains or losses are incurred. When the contract is closed, the Fund realizes a gain or loss in the amount of the cost of/or proceeds from the closing transaction less the Fund's basis in the contract.
  Forward Currency Contracts. Certain Funds may enter into forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. Forward currency contracts are agreements between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. During the period the forward currency contract is open, the contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts, or if the Fund is unable to enter into a closing position.
  The Funds will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

--------------------------------------------------------------------------------

62
            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED


C. Repurchase Agreements
  Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds. The Funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
  At February 28, 2003, Money Market II Fund held 3.71% undivided interest, representing $8,014,000 in principal amount in a joint repurchase agreement with State Street Bank and Trust Company which is dated February 28, 2003, bears interest at a rate of 1.25% per annum, has a principal amount of $215,730,000, a repurchase price of $215,752,472, and matures March 3, 2003. The repurchase agreement is collateralized by $4,960,000 U.S. Treasury Bonds (bearing interest at the rate of 10.38% per annum and maturing November 15, 2009), $54,720,000 U.S. Treasury Bonds (bearing interest at the rate of 7.13% per annum and maturing February 15, 2023), $107,430,000 U.S. Treasury Bills (bearing interest at the rate of 1.12% and maturing May 22, 2003) and $35,920,000 U.S. Treasury Bills (bearing interest at the rate of 1.13% per annum and maturing August 28, 2003), which together have an approximate value of $220,068,390.
D. Mortgage-Backed Dollar Rolls
  During the period ended February 28, 2003, the Core Bond Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities. TBA transactions are recorded for book purposes, based on the type of the transaction. For TBA transactions that are entered into as financing transactions (selling a mortgage-backed security for delivery in the future and simultaneously contracting to purchase a substantially similar security at a specified future date), income is recorded for the difference between the current sale price and the lower forward price for the future purchase. For TBA transactions for which delivery of the security is accepted, the transaction is treated as a purchase/sale transaction and a realized gain or loss is recorded on the date that the transaction is entered into for the difference between the purchase and sale price. For the period ended February 28, 2003, all TBA transactions were treated as purchase/sale transactions.
E. Foreign Currency Translation
  The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates at the date of valuation.
  Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.
  In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are "marked to market" daily to reflect fluctuations in foreign exchange rates.
F. Restricted Securities
  Each Fund may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. Each Fund may invest in 144A securities (in accordance with each Fund's investment restrictions as listed in the Statement of Additional Information) that have been determined to be liquid. In making this determination the Fund will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Fund could consider frequency of trading and available quotes, number of dealers and potential purchasers, dealer undertakings to make a market, and the potential limitations on the transfer of ownership.
G. Short Sales
 All Funds, except for the Money Market II Fund and the three Lifestyle Funds, may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.
H. Federal Income Taxes
  Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore, no Federal income tax provision is required.
I. Investment Transactions and Related Investment Income and Expenses
  As is customary in the mutual fund industry, securities transactions are recorded on a trade date basis. Senior Secured Floating Rate Loans are recorded on a settlement date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date. Interest income on investments is accrued daily. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the underlying Funds.
J. Distributions to Shareholders
  Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly, except for the Money Market II Fund, which declares daily. Distributions from net realized capital gains, if any, are normally declared and paid annually.
  Investment income and capital gains and losses are recognized in accordance with GAAP ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales, post-October capital losses, net operating losses, mortgage-backed securities and foreign currency transactions.
  At the end of the fiscal year, offsetting adjustments to undistributed net investment income, paid in capital and accumulated net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current fiscal year. Net assets are not affected by these adjustments.

--------------------------------------------------------------------------------

                                                                             63
           NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED



K.  Indemnifications
  Under VC II's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to VC II. In addition, in the normal course of business VC II enters into contracts that contain a variety of representations and warranties which provide general indemnifications. VC II's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against VC II that have not yet occurred. However, VC II expects the risk of loss to be remote.

Note 3 -- Advisory Fees and Other Transactions with Affiliates
  VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to VCII. Certain officers and trustees of VCII are officers and directors of VALIC or affiliates of VALIC. VALIC entered into sub-advisory agreements with the following:
     AIG Global Investment Corp. -- sub-adviser for the Socially Responsible
      Fund, High Yield Bond Fund, the Strategic Bond Fund, the Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.
     Banc One Investment Advisors Corp. -- sub-adviser for Small Cap Value Fund. Credit Suisse Asset Management, LLC -- sub-adviser for the Capital
      Appreciation Fund.
     Franklin Advisers, Inc. -- sub-adviser for the Small Cap Growth Fund. INVESCO Funds Group, Inc. -- sub-adviser for the Mid Cap Growth Fund.
     AIG SunAmerica Asset Management Corp. ("SAAMCO") -- sub-adviser for the
      Money Market II Fund.
     SSgA Funds Management, Inc. -- sub-adviser for the Large Cap Value Fund. Putnam Investment Management, LLC -- sub-adviser for the International
      Growth II Fund.
     Wellington Management Co. LLP -- sub-adviser for the Mid Cap Value Fund. The sub-advisers are compensated for their services by VALIC.

  VALIC receives from VCII a monthly fee based on each Fund's average daily net asset value at the following annual rates:

       International Growth II Fund 0.90% on the first $100 million
                                    0.80% on assets over $100 million
       ------------------------------------------------------------------

       Capital Appreciation Fund    0.55%
       ------------------------------------------------------------------

       Mid Cap Growth Fund          0.80% on the first $50 million
                                    0.75% on the next $50 million
                                    0.70% on the next $150 million
                                    0.65% on the next $250 million
                                    0.60% on assets over $500 million
       ------------------------------------------------------------------

       Small Cap Growth Fund        0.85%
       ------------------------------------------------------------------

       Large Cap Value Fund         0.50%
       ------------------------------------------------------------------

       Mid Cap Value Fund           0.75% on the first $100 million
                                    0.725% on the next $150 million
                                    0.70% on the next $250 million
                                    0.675% on the next $250 million
                                    0.65% on the assets over $750 million
       ------------------------------------------------------------------

       Small Cap Value Fund         0.75% on the first $50 million
                                    0.65% on the assets over $50 million
       ------------------------------------------------------------------

       Socially Responsible Fund    0.25%
       ------------------------------------------------------------------

       High Yield Bond Fund         0.70% on the first $200 million
                                    0.60% on the next $300 million
                                    0.55% on assets over $500 million
       ------------------------------------------------------------------

       Strategic Bond Fund          0.60% on the first $200 million
                                    0.50% on the next $300 million
                                    0.45% on assets over $500 million
       ------------------------------------------------------------------

       Core Bond Fund               0.50% on the first $200 million
                                    0.45% on the next $300 million
                                    0.40% on assets over $500 million
       ------------------------------------------------------------------

       Money Market II Fund         0.25%
       ------------------------------------------------------------------

                    ----------------------------------------

                    Aggressive Growth Lifestyle Fund   0.10%
                    Moderate Growth Lifestyle Fund
                    Conservative Growth Lifestyle Fund
                    ----------------------------------------

64
            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED



  VALIC has agreed to waive a portion of its management fee or to reimburse certain expenses of the Funds listed below through August 31, 2003. The table below reflects total annual operating expenses by Fund, as limited by the Adviser, shown as a percentage of average net assets:

                                                     Maximum
                                                     Expense
                 Fund Name                          Limitation
                 ---------------------------------------------
                 International Growth II Fund......    1.01%
                 Capital Appreciation Fund.........    0.85%
                 Mid Cap Growth Fund...............    0.85%
                 Small Cap Growth Fund.............    1.16%
                 Large Cap Value Fund..............    0.81%
                 Mid Cap Value Fund................    1.05%
                 Small Cap Value Fund..............    0.95%
                 Socially Responsible Fund.........    0.56%
                 High Yield Bond Fund..............    0.99%
                 Strategic Bond Fund...............    0.89%
                 Core Bond Fund....................    0.77%
                 Money Market II Fund..............    0.56%
                 Aggressive Growth Lifestyle Fund..    0.10%
                 Moderate Growth Lifestyle Fund....    0.10%
                 Conservative Growth Lifestyle Fund    0.10%

  Effective October 1, 2001, VCII entered into an Administrative Services Agreement with AIG SunAmerica Asset Management Corp. ("SAAMCo"). SAAMCo receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.07% based on the average daily net asset value of the Fund. Under the agreement, SAAMCo will provide certain accounting and administrative services to VCII. During the period ended February 28, 2003, VCII accrued $159,284 for accounting and administrative services.

  Effective October 17, 2000, VCII entered into an amended and restated Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between VCII and their "Institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended February 28, 2003, VCII incurred $17,795 in transfer agency and shareholder services fees.

  On July 17, 2001, VCII entered into a Shareholder Services Agreement (formerly referred to as the Administrative Services Agreement) with VALIC where VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the fund. For the period ended February 28, 2003, the Series incurred $569,053 in shareholder services expenses.

  On January 23, 2001, the Board of Trustees ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan is January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, trustees may elect to defer all or portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the trustees.

  VCII provides a retirement plan for its independent trustees who are not officers, directors, or employees of VALIC or an affiliate of VALIC. VCII is responsible for the payment of the retirement benefits, as well as expenses of administration of the plan. Benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each trustee's years of service. At the end of the period, VCII had a retirement plan liability to its independent trustees totaling $176,749 which is included in the trustees line of the Statement of Assets and Liabilities. During the period, a total of $2,825 was paid to retired trustees.

 At February 28, 2003 VALIC Separate Account A (a registered separate account of VALIC), VALIC Separate Account C (a registered separate account of VALIC) and AG Separate Account A owned, directly or indirectly, 100% of the outstanding shares of all Funds. Certain officers and trustees of VCII are officers and directors of VALIC or AIG. The ownership breakdown is as follows:

                                           VALIC    VALIC      AG
                                          Separate Separate Separate
                                          Account  Account  Account
            Fund                             A        C        A
            --------------------------------------------------------
            International Growth II......  100.00%      -        -
            Capital Appreciation.........   97.96%   2.04%       -
            Mid Cap Growth...............  100.00%      -        -
            Small Cap Growth.............   98.61%   1.39%       -
            Large Cap Value..............  100.00%      -        -
            Mid Cap Value................   98.02%      -     1.98%
            Small Cap Value..............  100.00%      -        -
            Socially Responsible.........  100.00%      -        -
            High Yield Bond..............   98.25%      -     1.75%
            Strategic Bond...............   90.66%   4.26%    5.08%
            Core Bond....................   97.32%   2.68%       -
            Money Market II..............  100.00%      -        -
            Aggressive Growth Lifestyle..   98.35%   1.65%       -
            Moderate Growth Lifestyle....   97.21%   2.79%       -
            Conservative Growth Lifestyle   90.03%   9.97%       -

 As disclosed in the schedule of investments, certain Funds own securities issued by AIG or an affiliate thereof. As of February 28, 2003 the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                         Realized
      Fund                           Security           Gain/(Loss) Income
      --------------------------------------------------------------------
      Socially Responsible American International Group     $ -      $113

--------------------------------------------------------------------------------

                                                                             65
            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED



Note 4 -- Investment Activity

 During the period ended February 28, 2003, the cost of purchases and proceeds from sales of securities, excluding short-term securities and government securities, were:

                                                   Cost of              Proceeds from
                                                  Securities             Securities
           Fund                                   Purchased            Sold or Matured
           -----------------------------------------------------------------------------------
           International Growth II............... $13,172,328            $ 7,556,201
           Capital Appreciation..................   5,034,219              4,116,514
           Mid Cap Growth........................  15,105,930             10,725,448
           Small Cap Growth......................   7,424,134              4,406,208
           Large Cap Value.......................  17,925,215             10,772,056
           Mid Cap Value.........................  22,088,297             14,669,270
           Small Cap Value.......................  10,517,671              8,780,557
           Socially Responsible..................   5,200,596              4,542,893
           High Yield Bond.......................  16,656,484              9,967,776
           Strategic Bond........................  10,060,873              5,802,009
           Core Bond.............................  20,303,007             17,717,165
           Aggressive Growth Lifestyle...........   8,392,421              6,589,396
           Moderate Growth Lifestyle.............  17,083,960             14,612,399
           Conservative Growth Lifestyle.........  10,034,890              8,658,814

            The cost of purchases and proceeds from sales of U.S. government securities were:


           Strategic Bond........................ $   545,986            $   229,464
           Core Bond.............................  24,772,988             21,963,547

Note 5 -- Federal Income Taxes

 The information in the following table is presented on the basis of cost for Federal income tax purposes at the end of the period:


                              Identified                                  Net
                                Cost of       Gross        Gross       Unrealized
                              Investments   Unrealized   Unrealized   Appreciation
Fund                             Owned     Appreciation Depreciation (Depreciation)
-----------------------------------------------------------------------------------
International Growth II...... $36,593,102   $  496,644  $ 5,115,707   $ (4,619,063)
Capital Appreciation.........  36,007,215      211,501    8,773,346     (8,561,845)
Mid Cap Growth...............  30,667,487    1,577,677    3,728,461     (2,150,784)
Small Cap Growth.............  34,623,527    1,220,619    7,987,959     (6,767,340)
Large Cap Value..............  34,570,686    1,050,078    3,211,418     (2,161,340)
Mid Cap Value................ 106,620,913    4,571,726   18,019,206    (13,447,480)
Small Cap Value..............  51,308,505      696,142   10,803,367    (10,107,225)
Socially Responsible.........  11,745,785      196,183    2,284,141     (2,087,958)
High Yield Bond..............  26,661,365      457,199    1,690,622     (1,233,423)
Strategic Bond...............  31,334,567    1,929,984    1,062,075        867,909
Core Bond....................  59,728,293    1,767,410      147,176      1,620,234
Money Market II..............  83,384,766            -            -              -
Aggressive Growth Lifestyle..  25,074,292       35,013    4,021,747     (3,986,734)
Moderate Growth Lifestyle....  40,715,378      245,506    3,847,596     (3,602,090)
Conservative Growth Lifestyle  23,184,364      297,869    1,326,490     (1,028,621)

 The following tables detail the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions. Also included in the following tables are the capital loss carryforwards at August 31, 2002.

 The tax character of distributions paid during the fiscal year ended August 31, 2002 was as follows:

                                          Distributions paid from:
        -                             ---------------------------------
                                                 Net Long     Total
                                                   Term      Taxable
                                       Ordinary  Capital  Distributions
        Fund                            Income    Gains       Paid
        ----------------------------- ---------- -------- -------------
        International Growth II...... $   43,693 $      -  $   43,693
        Capital Appreciation.........        325        -         325
        Mid Cap Growth...............          -        -           -
        Small Cap Growth.............          -        -           -
        Large Cap Value..............    239,190        -     239,190
        Mid Cap Value................  2,217,332  451,560   2,668,892
        Small Cap Value..............    950,571  163,788   1,114,359
        Socially Responsible.........     91,639        -      91,639
        High Yield Bond..............  1,800,215        -   1,800,215
        Strategic Bond...............  1,388,218        -   1,388,218
        Core Bond....................  2,117,801        -   2,117,801
        Money Market II..............  1,010,487        -   1,010,487
        Aggressive Growth Lifestyle..    213,928        -     213,928
        Moderate Growth Lifestyle....    903,982      574     904,556
        Conservative Growth Lifestyle    715,697    4,505     720,202

--------------------------------------------------------------------------------

66
             NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED



 As of August 31, 2002, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                  Undistributed Undistributed   Unrealized
                                    Ordinary      Long-Term   Appreciation/
    Fund                             Income     Capital Gains (Depreciation)
    ----------------------------- ------------- ------------- --------------
    International Growth II......   $119,932      $       -    $(3,755,697)
    Capital Appreciation.........          -              -     (9,257,404)
    Mid Cap Growth...............          -              -     (5,606,072)
    Small Cap Growth.............          -              -     (9,741,478)
    Large Cap Value..............      4,992              -     (1,037,340)
    Mid Cap Value................     55,407              -     (8,674,149)
    Small Cap Value..............    807,613              -     (6,441,729)
    Socially Responsible.........      3,862              -     (2,700,766)
    High Yield Bond..............     79,491              -     (2,098,795)
    Strategic Bond...............     93,950              -       (325,664)
    Core Bond....................          -              -      1,277,224
    Money Market II..............          -              -              -
    Aggressive Growth Lifestyle..      9,050              -     (4,168,337)
    Moderate Growth Lifestyle....     17,773              -     (4,197,180)
    Conservative Growth Lifestyle     13,316              -     (1,649,455)


 The following net realized capital loss carryforwards at August 31, 2002 may be utilized to offset future capital gains:

                                           Capital Loss Expiration
             Fund                          Carryforward    Date
             ----------------------------- ------------ ----------
             International Growth II......  $  297,207     2009
                                             2,959,134     2010
             Capital Appreciation.........   5,964,379     2010
             Mid Cap Growth...............   5,594,454     2010
             Small Cap Growth.............   2,163,741     2009
                                             5,357,576     2010
             Large Cap Value..............     516,123     2010
             Mid Cap Value................   2,420,083     2010
             Socially Responsible.........      79,361     2009
                                               281,019     2010
             High Yield Bond..............          58     2007
                                               142,890     2008
                                                18,247     2009
                                             1,231,273     2010
             Strategic Bond...............      52,038     2008
                                                12,411     2009
                                               449,507     2010
             Aggressive Growth Lifestyle..   1,619,948     2010
             Moderate Growth Lifestyle....   2,541,304     2010
             Conservative Growth Lifestyle   1,186,130     2010

 Net capital and currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended August 31, 2002 the amount of each Funds' respective deferral is:

                                          Post October Post October
                                          Capital Loss Currency Loss
            Fund                            Deferral     Deferral
            ----------------------------- ------------ -------------
            International Growth II......  $3,224,481     $55,979
            Capital Appreciation.........   5,381,915          18
            Mid Cap Growth...............   8,494,670         834
            Small Cap Growth.............   4,409,691           -
            Large Cap Value..............     345,807           -
            Mid Cap Value................      30,414           -
            Small Cap Value..............     470,121           -
            Socially Responsible.........     556,770           -
            High Yield Bond..............   1,510,452           -
            Strategic Bond...............     334,188      74,248
            Core Bond....................     376,986           -
            Money Market II..............           -           -
            Aggressive Growth Lifestyle..   2,323,321           -
            Moderate Growth Lifestyle....   1,568,057           -
            Conservative Growth Lifestyle     496,164           -

Note 6 -- Expense Reductions

 Through expense offset arrangements, resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. For the period ended February 28, 2003, the Mid Cap Value Fund received expense reductions in the amount of $13,789.

Note 7 -- Concentration of Credit Risk

 The High Yield Bond Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

 The Core Bond Fund, Strategic Bond Fund and Money Market II Fund may invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of the Fund's concentration in such investments, it may be subject to risks associated with the U.S. Government. At the end of the period, the Funds had 48.47%, 25.83% and 29.56%, respectively, of their total net assets invested in such securities.

--------------------------------------------------------------------------------

                                                                             67
             NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED



 At the end of the period, the Strategic Bond Fund had 22.65% of its net assets invested in securities issued by foreign governments. Future economic and political developments in a foreign country could adversely affect the liquidity and value of foreign securities or the currency exchange rates from which foreign currencies are translated.

Note 8 -- Bank Line of Credit

 VC II has an $85,000,000 unsecured committed revolving line of credit and a $40,000,000 unsecured uncommitted revolving line of credit with State Street Bank and Trust Co. to be used for temporary or emergency purposes. Borrowings under this facility bear interest at a variable rate per annum equal to the overnight federal funds rate plus 0.50% per annum for the committed line and 1.00% per annum for the uncommitted line of credit. All of the Funds are charged an annual commitment fee equal to 0.10% on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. As of February 28, 2003, there were no borrowings outstanding.

Note 9 -- Investment Holdings by Country

 The following represents investment holdings by country held by the International Growth II Fund as of February 28, 2003:

                              International Growth II Fund
-                             ---------------------------
                              Percentage of     Market
Country                        Net Assets       Value
----------------------------------------------------------
Australia....................      0.88%     $   277,022
Canada.......................      2.30%         721,638
Denmark......................      0.97%         306,016
Finland......................      2.70%         847,032
France.......................     12.93%       4,059,689
Germany......................      3.30%       1,036,291
Great Britain................     21.61%       6,786,459
Hong Kong....................      1.08%         339,498
Ireland......................      1.19%         374,219
Italy........................      2.02%         635,646
Japan........................     14.91%       4,684,239
Netherlands..................      2.10%         660,362
New Zealand..................      0.10%          30,705
Portugal.....................      0.18%          56,268
Singapore....................      1.43%         449,331
South Korea..................      0.36%         114,398
Spain........................      1.78%         557,706
Sweden.......................      2.04%         642,070
Switzerland..................     11.27%       3,538,892
United States................     18.65%       5,856,558
                              ---------------------------
Total investments............    101.80%      31,974,039
Other assets less liabilities     (1.80%)       (564,653)
                              ---------------------------
Net assets...................    100.00%     $31,409,386
                              ---------------------------

--------------------------------------------------------------------------------

68
                             FINANCIAL HIGHLIGHTS


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                       International Growth II Fund
                                                         --------------------------------------------------------
                                                           Six Months
                                                             Ended                 Year Ended August 31,
                                                          February 28,    ---------------------------------------
                                                           2003/(h)/          2002        2001      2000   1999(a)
                                                         ------------     -------       -------   -------  -------
PER SHARE DATA
Net asset value at beginning of period..................   $  8.67        $  9.97       $ 14.79   $ 11.22  $10.00
                                                         ---------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)..........................         -/(g)/      0.07 /(g)/    0.14      0.05    0.13
  Net realized and unrealized gain (loss) on securities
   and foreign currency related transactions............     (0.94)         (1.36)        (4.17)     4.16    1.09
  Realized gain (loss) on disposal of investments in
   violation of investment restrictions.................         -              -             -         -       -
                                                         ---------------------------------------------------------
  Total income from investment operations...............     (0.94)         (1.29)        (4.03)     4.21    1.22
                                                         ---------------------------------------------------------
Distributions:
  Distributions from net investment income..............     (0.03)         (0.01)        (0.03)    (0.20)      -
  Distributions from net realized gain on securities....         -              -         (0.76)    (0.44)      -
  Return of capital.....................................         -              -             -         -       -
                                                         ---------------------------------------------------------
  Total distributions...................................     (0.03)         (0.01)        (0.79)    (0.64)      -
                                                         ---------------------------------------------------------
Net asset value at end of period........................   $  7.70        $  8.67       $  9.97   $ 14.79  $11.22
                                                         ---------------------------------------------------------
TOTAL RETURN/(b)(c)/....................................    (10.85)%       (12.91)%      (28.14)%   37.31%  12.20%
                                                         ---------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/............      1.01%/(i)/     1.01%         1.03%     1.15%   1.13%
Ratio of expenses to average net assets/(e)/............      1.71%/(i)/     1.88%         1.50%     1.81%   1.90%
Ratio of expense reductions to average net assets.......         -           0.02%            -         -       -
Ratio of net investment income (loss) to average net
 assets/(d)/............................................      0.04%/(i)/     0.76%         0.93%     0.31%   1.40%
Ratio of net investment income (loss) to average net
 assets/(e)/............................................     (0.67)%/(i)/   (0.11)%           -         -       -
Portfolio turnover rate.................................        25%           139%           63%       81%     87%
Number of shares outstanding at end of period (000's)...     4,078          3,474         2,844       792     608
Net assets at the end of period (000's).................   $31,409        $30,114       $28,357   $11,715  $6,815

                                                                          Capital Appreciation Fund
                                                         -----------------------------------------------------------
                                                           Six Months
                                                             Ended                   Year Ended August 31,
                                                          February 28,    ------------------------------------------
                                                           2003/(h)/           2002        2001      2000    1999(a)
                                                         ------------     -------        -------   -------   -------
PER SHARE DATA
Net asset value at beginning of period..................   $  6.71        $  9.11        $ 17.68   $ 13.96   $ 10.00

Income (loss) from investment operations:
  Net investment income (loss)..........................         -/(g)/     (0.01)/(g)/    (0.02)    (0.02)     0.01
  Net realized and unrealized gain (loss) on securities
   and foreign currency related transactions............     (0.31)         (2.41)         (7.88)     4.24      3.96
  Realized gain (loss) on disposal of investments in
   violation of investment restrictions.................         -           0.02              -         -         -

  Total income from investment operations...............     (0.31)         (2.40)         (7.90)     4.22      3.97

Distributions:
  Distributions from net investment income..............         -              -              -         -     (0.01)
  Distributions from net realized gain on securities....         -              -          (0.56)    (0.50)        -
  Return of capital.....................................         -              -          (0.11)        -         -

  Total distributions...................................         -              -          (0.67)    (0.50)    (0.01)

Net asset value at end of period........................   $  6.40        $  6.71        $  9.11   $ 17.68   $ 13.96

TOTAL RETURN/(b)(c)/....................................     (4.57)%       (26.34)%/(f)/  (45.46)%   30.68%    39.77%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/............      0.85%/(i)/     0.85%          0.85%     0.86%     0.81%
Ratio of expenses to average net assets/(e)/............      1.33%/(i)/     1.25%          1.08%     1.44%     1.44%
Ratio of expense reductions to average net assets.......         -              -              -         -         -
Ratio of net investment income (loss) to average net
 assets/(d)/............................................      0.10%/(i)/    (0.09)%        (0.16)%   (0.12)%    0.13%
Ratio of net investment income (loss) to average net
 assets/(e)/............................................     (0.38)%/(i)/   (0.49)%            -         -         -
Portfolio turnover rate.................................        16%           126%            67%       68%       76%
Number of shares outstanding at end of period (000's)...     4,264          4,082          3,335     2,035     1,383
Net assets at the end of period (000's).................   $27,302        $27,406        $30,397   $35,983   $19,309

                                                                               Mid Cap Growth Fund
                                                         -------------------------------------------------------------
                                                           Six Months
                                                             Ended                    Year Ended August 31,
                                                          February 28,    --------------------------------------------
                                                           2003/(h)/          2002          2001        2000    1999(a)
                                                         ------------     -------       -------       -------   -------
PER SHARE DATA
Net asset value at beginning of period..................   $  4.44        $  6.20       $ 16.30       $ 12.45   $10.00

Income (loss) from investment operations:
  Net investment income (loss)..........................     (0.01)/(g)/    (0.03)/(g)/    0.01         (0.02)   (0.03)
  Net realized and unrealized gain (loss) on securities
   and foreign currency related transactions............         -          (1.73)        (6.74)         5.32     2.48
  Realized gain (loss) on disposal of investments in
   violation of investment restrictions.................         -              -             -             -        -

  Total income from investment operations...............     (0.01)         (1.76)        (6.73)         5.30     2.45

Distributions:
  Distributions from net investment income..............         -              -         (0.02)            -        -
  Distributions from net realized gain on securities....         -              -         (3.27)        (1.45)       -
  Return of capital.....................................         -              -              (0.08)       -        -

  Total distributions...................................         -              -         (3.37)        (1.45)       -

Net asset value at end of period........................   $  4.43        $  4.44       $  6.20       $ 16.30   $12.45

TOTAL RETURN/(b)(c)/....................................     (0.23)%       (28.39)%      (46.99)%       46.25%   24.50%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/............      0.85%/(i)/     0.85%/(i)/    0.83%         0.79%    0.77%
Ratio of expenses to average net assets/(e)/............      1.55%/(i)/     1.59%/(i)/    1.38%         1.55%    1.64%
Ratio of expense reductions to average net assets.......         -              -             -             -        -
Ratio of net investment income (loss) to average net
 assets/(d)/............................................     (0.38)%/(i)/   (0.45)%       (0.14)%       (0.20)%  (0.24)%
Ratio of net investment income (loss) to average net
 assets/(e)/............................................     (1.09)%/(i)/   (1.19)%           -             -        -
Portfolio turnover rate.................................        41%            69%          114%           51%      38%
Number of shares outstanding at end of period (000's)...     6,537          5,745         3,754           783      594
Net assets at the end of period (000's).................   $28,960        $25,527       $23,277       $12,770   $7,394

/(a)/ Fund commenced operations on September 21, 1998.
/(b)/ The effect of fees and charges incurred at the separate account level are not reflected in the total returns.
/(c)/ These total returns include expense reimbursements and expense reductions. /(d)/ Includes expense reimbursements, but excludes expense reductions.
/(e)/ Excludes expense reimbursements and expense reductions.
/(f)/ The Fund's total return increased by 0.11% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions. /(g)/ The per share amounts are calculated using the average share method.
/(h)/ Unaudited
/(i)/ Annualized

--------------------------------------------------------------------------------

                                                                             69
                       FINANCIAL HIGHLIGHTS - CONTINUED


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                                    Small Cap Growth Fund
                                                                 ----------------------------------------------------------
                                                                   Six Months
                                                                     Ended                   Year Ended August 31,
                                                                  February 28,    -----------------------------------------
                                                                   2003/(g)/          2002        2001      2000     1999(a)
                                                                 ------------     -------       -------   -------   -------
PER SHARE DATA
Net asset value at beginning of period..........................   $  7.40        $ 10.69       $ 23.24   $ 14.86   $ 10.00
                                                                 ------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)..................................     (0.03)/(f)/    (0.07)/(f)/   (0.05)    (0.10)    (0.05)
  Net realized and unrealized gain (loss) on securities and
   foreign currency related transactions........................     (0.20)         (3.22)       (10.38)    10.05      4.96
  Realized gain (loss) on disposal of investments in
   violation of investment restrictions.........................         -              -             -         -         -
                                                                 ------------------------------------------------------------
  Total income from investment operations.......................     (0.23)         (3.29)       (10.43)     9.95      4.91
                                                                 ------------------------------------------------------------
Distributions:
  Distributions from net investment income......................         -              -             -         -         -
  Distributions from net realized gain on securities............         -              -         (2.12)    (1.57)    (0.05)
  Return of capital.............................................         -              -             -         -         -
                                                                 ------------------------------------------------------------
  Total distributions...........................................         -              -         (2.12)    (1.57)    (0.05)
                                                                 ------------------------------------------------------------
Net asset value at end of period................................   $  7.17        $  7.40       $ 10.69   $ 23.24   $ 14.86
                                                                 ------------------------------------------------------------
TOTAL RETURN/(b)(c)/............................................     (3.11)%       (30.78)%      (46.44)%   68.91%    48.82%
                                                                 ------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................      1.16%/(h)/     1.16%         1.16%     1.16%     1.11%
Ratio of expenses to average net assets/(e)/....................      1.61%/(h)/     1.58%         1.40%     1.71%     1.78%
Ratio of expense reductions to average net assets...............         -              -             -         -         -
Ratio of net investment income (loss) to average net assets/(d)/     (0.73)%/(h)/   (0.76)%       (0.49)%   (0.64)%   (0.45)%
Ratio of net investment income (loss) to average net assets/(e)/     (1.17)%/(h)/   (1.18)%           -         -         -
Portfolio turnover rate.........................................        17%           153%          111%      133%      126%
Number of shares outstanding at end of period (000's)...........     3,907          3,389         2,574     1,463       730
Net assets at the end of period (000's).........................   $27,992        $25,072       $27,523   $34,000   $10,843

                                                                                     Large Cap Value Fund
                                                                 -----------------------------------------------------------
                                                                  Six Months
                                                                    Ended                   Year Ended August 31,
                                                                 February 28,    -------------------------------------------
                                                                  2003/(g)/          2002          2001        2000   1999(a)
                                                                 ------------    -------       -------       -------  -------
PER SHARE DATA
Net asset value at beginning of period..........................   $ 10.22       $ 11.10       $ 11.60       $ 12.85  $10.00

Income (loss) from investment operations:
  Net investment income (loss)..................................      0.06/(f)/     0.10 /(f)/    0.10          0.13    0.13
  Net realized and unrealized gain (loss) on securities and
   foreign currency related transactions........................     (0.91)        (0.88)        (0.40)         0.65    2.85
  Realized gain (loss) on disposal of investments in
   violation of investment restrictions.........................         -             -             -             -       -

  Total income from investment operations.......................     (0.85)        (0.78)        (0.30)         0.78    2.98

Distributions:
  Distributions from net investment income......................     (0.06)        (0.10)        (0.09)        (0.13)  (0.13)
  Distributions from net realized gain on securities............         -             -         (0.07)        (1.90)      -
  Return of capital.............................................         -             -              (0.04)       -       -

  Total distributions...........................................     (0.06)        (0.10)        (0.20)        (2.03)  (0.13)

Net asset value at end of period................................   $  9.31       $ 10.22       $ 11.10       $ 11.60  $12.85

TOTAL RETURN/(b)(c)/............................................     (8.36)%       (7.08)%       (2.66)%        7.35%  29.87%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................      0.81%/(h)/    0.81%         0.81%         0.81%   0.80%
Ratio of expenses to average net assets/(e)/....................      1.23%/(h)/    1.29%         1.14%         1.41%   1.51%
Ratio of expense reductions to average net assets...............         -             -             -             -       -
Ratio of net investment income (loss) to average net assets/(d)/      1.25%/(h)/    0.98%         0.98%         1.17%   1.10%
Ratio of net investment income (loss) to average net assets/(e)/      0.83%/(h)/    0.50%            -             -       -
Portfolio turnover rate.........................................        37%           85%          106%          142%     93%
Number of shares outstanding at end of period (000's)...........     3,456         2,743         1,846           955     611
Net assets at the end of period (000's).........................   $32,192       $28,030       $20,482       $11,084  $7,856

                                                                                    Mid Cap Value Fund
                                                                 -------------------------------------------------------
                                                                   Six Months
                                                                     Ended                 Year Ended August 31,
                                                                  February 28,    --------------------------------------
                                                                   2003/(g)/          2002        2001     2000   1999(a)
                                                                 ------------     -------       -------  -------  -------
PER SHARE DATA
Net asset value at beginning of period..........................   $ 11.75        $ 13.54       $ 13.54  $ 13.82  $10.00

Income (loss) from investment operations:
  Net investment income (loss)..................................      0.01/(f)/      0.04 /(f)/    0.07     0.05    0.08
  Net realized and unrealized gain (loss) on securities and
   foreign currency related transactions........................     (0.92)         (1.36)         0.56     3.13    4.11
  Realized gain (loss) on disposal of investments in
   violation of investment restrictions.........................         -              -             -        -       -

  Total income from investment operations.......................     (0.91)         (1.32)         0.63     3.18    4.19

Distributions:
  Distributions from net investment income......................     (0.02)         (0.04)        (0.07)   (0.05)  (0.08)
  Distributions from net realized gain on securities............         -          (0.43)        (0.56)   (3.41)  (0.29)
  Return of capital.............................................         -              -             -        -       -

  Total distributions...........................................     (0.02)         (0.47)        (0.63)   (3.46)  (0.37)

Net asset value at end of period................................   $ 10.82        $ 11.75       $ 13.54  $ 13.54  $13.82

TOTAL RETURN/(b)(c)/............................................     (7.77)%       (10.07)%        4.74%   29.31%  42.38%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................      1.05%/(h)/     1.05%         1.05%    1.05%   1.03%
Ratio of expenses to average net assets/(e)/....................      1.35%/(h)/     1.35%         1.26%    1.64%   1.73%
Ratio of expense reductions to average net assets...............      0.02%          0.07%            -        -       -
Ratio of net investment income (loss) to average net assets/(d)/      0.08%/(h)/     0.29%         0.65%    0.41%   0.73%
Ratio of net investment income (loss) to average net assets/(e)/     (0.22)%/(h)/   (0.01)%           -        -       -
Portfolio turnover rate.........................................        16%           156%          215%     166%    197%
Number of shares outstanding at end of period (000's)...........     8,612          7,937         4,981    1,286     654
Net assets at the end of period (000's).........................   $93,210        $93,245       $67,460  $17,411  $9,039

/(a)/ Fund commenced operations on September 21, 1998.
/(b)/ The effect of fees and charges incurred at the separate account level are not reflected in the total returns.
/(c)/ These total returns include expense reimbursements and expense reductions. /(d)/ Includes expense reimbursements, but excludes expense reductions.
/(e)/ Excludes expense reimbursements and expense reductions.
/(f)/ The per share amounts are calculated using the average share method.
/(g)/ Unaudited
/(h)/ Annualized

--------------------------------------------------------------------------------

70
                       FINANCIAL HIGHLIGHTS - CONTINUED


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                                   Small Cap Value Fund
                                                                 -------------------------------------------------------
                                                                    Six Months
                                                                      Ended                Year Ended August 31,
                                                                   February 28,    -------------------------------------
                                                                    2003/(g)/          2002        2001    2000   1999(a)
                                                                 ------------      -------       -------  ------  -------
PER SHARE DATA
Net asset value at beginning of period..........................  $    10.04       $ 11.36       $ 11.73  $10.48  $10.00
                                                                 --------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)..................................   0.05/(f)/          0.10 /(f)/    0.13    0.15    0.13
  Net realized and unrealized gain (loss) on securities and
   foreign currency related transactions........................       (1.04)        (1.03)         1.09    1.60    0.61
  Realized gain (loss) on disposal of investments in violation
   of investment restrictions...................................           -             -             -       -       -
                                                                 --------------------------------------------------------
  Total income from investment operations.......................       (0.99)        (0.93)         1.22    1.75    0.74
                                                                 --------------------------------------------------------
Distributions:
  Distributions from net investment income......................       (0.07)        (0.10)        (0.13)  (0.15)  (0.13)
  Distributions from net realized gain on securities............       (0.16)        (0.29)        (1.46)  (0.35)  (0.13)
  Return of capital.............................................           -             -             -       -       -
                                                                 --------------------------------------------------------
  Total distributions...........................................       (0.23)        (0.39)        (1.59)  (0.50)  (0.26)
                                                                 --------------------------------------------------------
Net asset value at end of period................................  $     8.82       $ 10.04       $ 11.36  $11.73  $10.48
                                                                 --------------------------------------------------------
TOTAL RETURN/(b)(c)/............................................      (10.09)%       (8.47)%       11.99%  17.53%   7.34%
                                                                 --------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................        0.95%/(h)/    0.95%         0.95%   0.98%   0.96%
Ratio of expenses to average net assets/(e)/....................        1.43%/(h)/    1.53%         1.55%   1.69%   1.75%
Ratio of expense reductions to average net assets...............           -          0.01%            -       -       -
Ratio of net investment income (loss) to average net assets/(d)/        1.01%/(h)/    0.91%         1.18%   1.36%   1.28%
Ratio of net investment income (loss) to average net assets/(e)/        0.54%/(h)/    0.33%            -       -       -
Portfolio turnover rate.........................................          21%          166%          100%     97%    102%
Number of shares outstanding at end of period (000's)...........       4,658         4,496         2,677     462     612
Net assets at the end of period (000's).........................  $   41,096       $45,124       $30,403  $5,421  $6,414

                                                                                 Socially Responsible Fund
                                                                 --------------------------------------------------------
                                                                  Six Months
                                                                    Ended                  Year Ended August 31,
                                                                 February 28,    ----------------------------------------
                                                                  2003/(g)/          2002        2001      2000   1999(a)
                                                                 ------------    -------       -------   -------  -------
PER SHARE DATA
Net asset value at beginning of period..........................    $ 8.44       $ 10.46       $ 14.16   $ 12.88  $ 10.00

Income (loss) from investment operations:
  Net investment income (loss)..................................      0.05/(f)/     0.08 /(f)/    0.13      0.13     0.14
  Net realized and unrealized gain (loss) on securities and
   foreign currency related transactions........................     (0.66)        (2.02)        (3.56)     1.74     3.45
  Realized gain (loss) on disposal of investments in violation
   of investment restrictions...................................         -             -             -         -        -

  Total income from investment operations.......................     (0.61)        (1.94)        (3.43)     1.87     3.59

Distributions:
  Distributions from net investment income......................     (0.05)        (0.08)        (0.13)    (0.13)   (0.14)
  Distributions from net realized gain on securities............         -             -         (0.14)    (0.46)   (0.57)
  Return of capital.............................................         -             -             -         -        -

  Total distributions...........................................     (0.05)        (0.08)        (0.27)    (0.59)   (0.71)

Net asset value at end of period................................    $ 7.78       $  8.44       $ 10.46   $ 14.16  $ 12.88

TOTAL RETURN/(b)(c)/............................................     (7.24)%      (18.65)%      (24.43)%   14.77%   36.27%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................      0.56%/(h)/    0.56%         0.56%     0.56%    0.55%
Ratio of expenses to average net assets/(e)/....................      1.31%/(h)/    1.19%         0.76%     1.15%    1.23%
Ratio of expense reductions to average net assets...............         -             -             -         -        -
Ratio of net investment income (loss) to average net assets/(d)/      1.27%/(h)/    0.82%         1.07%     0.99%    1.10%
Ratio of net investment income (loss) to average net assets/(e)/      0.50%/(h)/    0.19%            -         -        -
Portfolio turnover rate.........................................        51%           25%           58%       40%      29%
Number of shares outstanding at end of period (000's)...........     1,243         1,186         1,111     1,009      800
Net assets at the end of period (000's).........................    $9,671       $10,008       $11,612   $14,276  $10,304

                                                                                  High Yield Bond Fund
                                                                 ------------------------------------------------------
                                                                  Six Months
                                                                    Ended                 Year Ended August 31,
                                                                 February 28,    --------------------------------------
                                                                  2003/(g)/          2002        2001     2000   1999(a)
                                                                 ------------    -------       -------   ------  -------
PER SHARE DATA
Net asset value at beginning of period..........................      6.82       $  8.16       $  9.28   $ 9.69  $10.00

Income (loss) from investment operations:
  Net investment income (loss)..................................      0.36/(f)/     0.74 /(f)/    0.88     0.96    0.87
  Net realized and unrealized gain (loss) on securities and
   foreign currency related transactions........................      0.28         (1.35)        (1.12)   (0.41)  (0.31)
  Realized gain (loss) on disposal of investments in violation
   of investment restrictions...................................         -             -             -        -       -

  Total income from investment operations.......................      0.64         (0.61)        (0.24)    0.55    0.56

Distributions:
  Distributions from net investment income......................     (0.35)        (0.73)        (0.88)   (0.96)  (0.87)
  Distributions from net realized gain on securities............         -             -             -        -       -
  Return of capital.............................................         -             -             -        -       -

  Total distributions...........................................     (0.35)        (0.73)        (0.88)   (0.96)  (0.87)

Net asset value at end of period................................   $  7.11       $  6.82       $  8.16   $ 9.28  $ 9.69

TOTAL RETURN/(b)(c)/............................................      9.58%        (7.96)%       (2.20)%   6.01%   5.50%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................      0.99%/(h)/    0.99%         0.99%    0.99%   0.98%
Ratio of expenses to average net assets/(e)/....................      1.55%/(h)/    1.51%         1.19%    1.62%   1.74%
Ratio of expense reductions to average net assets...............         -             -             -        -       -
Ratio of net investment income (loss) to average net assets/(d)/     10.69%/(h)/    9.80%        10.64%   10.21%   8.51%
Ratio of net investment income (loss) to average net assets/(e)/     10.12%/(h)/    9.28%            -        -       -
Portfolio turnover rate.........................................        53%          118%           83%      90%     74%
Number of shares outstanding at end of period (000's)...........     3,570         2,789         2,095      628     557
Net assets at the end of period (000's).........................   $25,382       $19,026       $17,102   $5,830  $5,397

/(a)/ Fund commenced operations on September 21, 1998.
/(b)/ The effect of fees and charges incurred at the separate account level are not reflected in the total returns.
/(c)/ These total returns include expense reimbursements and expense reductions. /(d)/ Includes expense reimbursement, but excludes expense reductions.
/(e)/ Excludes expense reimbursements and expense reductions.
/(f)/ The per share amounts are calculated using the average share method.
/(g)/ Unaudited
/(h)/ Annualized

--------------------------------------------------------------------------------

                                                                             71
                       FINANCIAL HIGHLIGHTS - CONTINUED


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                                                    Strategic Bond Fund
                                                                   -----------------------------------------------------
                                                                    Six Months
                                                                      Ended                Year Ended August 31,
                                                                   February 28,    -------------------------------------
                                                                    2003/(g)/          2002        2001    2000   1999(a)
                                                                   ------------    -------       -------  ------  -------
PER SHARE DATA
Net asset value at beginning of period............................   $  9.31       $  9.60       $  9.82  $ 9.86  $10.00
                                                                   ------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)....................................      0.35/(f)/     0.62 /(f)/    0.77    0.81    0.69
  Net realized and unrealized gain (loss) on securities
   and foreign currency related transactions......................      0.46         (0.32)        (0.23)  (0.01)  (0.16)
  Realized gain (loss) on disposal of investments in violation of
   investment restrictions........................................         -             -             -       -       -
                                                                   ------------------------------------------------------
  Total income from investment operations.........................      0.81          0.30          0.54    0.80    0.53
                                                                   ------------------------------------------------------
Distributions:
  Distributions from net investment income........................     (0.34)        (0.59)        (0.76)  (0.84)  (0.65)
  Distributions from net realized gain on securities..............         -             -             -       -   (0.02)
  Return of capital...............................................         -             -             -       -       -
                                                                   ------------------------------------------------------
  Total distributions.............................................     (0.34)        (0.59)        (0.76)  (0.84)  (0.67)
                                                                   ------------------------------------------------------
Net asset value at end of period..................................   $  9.78       $  9.31       $  9.60  $ 9.82  $ 9.86
                                                                   ------------------------------------------------------
TOTAL RETURN/(b)(c)/..............................................      8.84%         3.13%         5.90%   8.43%   5.33%
                                                                   ------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/......................      0.89%/(h)/    0.89%         0.89%   0.89%   0.88%
Ratio of expenses to average net assets/(e)/......................      1.63%/(h)/    1.58%         1.09%   1.51%   1.64%
Ratio of expense reduction to average net assets..................         -             -             -       -       -
Ratio of net investment income (loss) to average net assets/(d)/..      7.54%/(h)/    6.64%         8.68%   8.27%   6.76%
Ratio of net investment income (loss) to average net assets/(e)/..      6.80%/(h)/    5.95%            -       -       -
Portfolio turnover rate...........................................        25%          109%           69%    100%    143%
Number of shares outstanding at end of period (000's).............     3,288         2,810         1,574     598     537
Net assets at the end of period (000's)...........................   $32,143       $26,167       $15,113  $5,870  $5,296

                                                                                       Core Bond Fund
                                                                   -----------------------------------------------------
                                                                    Six Months
                                                                      Ended                Year Ended August 31,
                                                                   February 28,    -------------------------------------
                                                                    2003/(g)/          2002        2001    2000   1999(a)
                                                                   ------------    -------       -------  ------  -------
PER SHARE DATA
Net asset value at beginning of period............................   $  9.95       $  9.91       $  9.46  $ 9.58  $10.00

Income (loss) from investment operations:
  Net investment income (loss)....................................      0.19/(f)/     0.48 /(f)/    0.53    0.61    0.50
  Net realized and unrealized gain (loss) on securities
   and foreign currency related transactions......................      0.26          0.09          0.46   (0.12)  (0.39)
  Realized gain (loss) on disposal of investments in violation of
   investment restrictions........................................         -             -             -       -       -

  Total income from investment operations.........................      0.45          0.57          0.99    0.49    0.11

Distributions:
  Distributions from net investment income........................     (0.20)        (0.47)        (0.54)  (0.61)  (0.50)
  Distributions from net realized gain on securities..............         -         (0.06)            -       -   (0.03)
  Return of capital...............................................         -             -             -       -       -

  Total distributions.............................................     (0.20)        (0.53)        (0.54)  (0.61)  (0.53)

Net asset value at end of period..................................   $ 10.20       $  9.95       $  9.91  $ 9.46  $ 9.58

TOTAL RETURN/(b)(c)/..............................................      4.52%         5.98%        10.81%   5.31%   1.12%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/......................      0.77%/(h)/    0.77%         0.77%   0.80%   0.80%
Ratio of expenses to average net assets/(e)/......................      1.15%/(h)/    1.14%         0.99%   1.42%   1.54%
Ratio of expense reduction to average net assets..................         -             -             -       -       -
Ratio of net investment income (loss) to average net assets/(d)/..      3.85%/(h)/    4.94%         5.66%   6.39%   5.06%
Ratio of net investment income (loss) to average net assets/(e)/..      3.49%/(h)/    4.57%            -       -       -
Portfolio turnover rate...........................................        86%          248%          341%    476%    489%
Number of shares outstanding at end of period (000's).............     5,228         4,280         3,254     573     535
Net assets at the end of period (000's)...........................    53,344       $42,568       $32,250  $5,420  $5,119

                                                                                    Money Market II Fund
                                                                   ------------------------------------------------------
                                                                    Six Months
                                                                      Ended                 Year Ended August 31,
                                                                   February 28,    --------------------------------------
                                                                    2003/(g)/          2002        2001     2000   1999(a)
                                                                   ------------    -------       -------  -------  -------
PER SHARE DATA
Net asset value at beginning of period............................   $  1.00       $  1.00       $  1.00  $  1.00  $ 1.00

Income (loss) from investment operations:
  Net investment income (loss)....................................      0.01/(f)/     0.02 /(f)/    0.05     0.06    0.05
  Net realized and unrealized gain (loss) on securities
   and foreign currency related transactions......................         -             -             -        -       -
  Realized gain (loss) on disposal of investments in violation of
   investment restrictions........................................         -             -             -        -       -

  Total income from investment operations.........................      0.01          0.02          0.05     0.06    0.05

Distributions:
  Distributions from net investment income........................     (0.01)        (0.02)        (0.05)   (0.06)  (0.05)
  Distributions from net realized gain on securities..............         -             -             -        -       -
  Return of capital...............................................         -             -             -        -       -

  Total distributions.............................................     (0.01)        (0.02)        (0.05)   (0.06)  (0.05)

Net asset value at end of period..................................   $  1.00       $  1.00       $  1.00  $  1.00  $ 1.00

TOTAL RETURN/(b)(c)/..............................................      0.51%         1.63%         5.07%    5.67%   4.66%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/......................      0.56%/(h)/    0.56%         0.56%    0.56%   0.54%
Ratio of expenses to average net assets/(e)/......................      0.85%/(h)/    0.83%         0.71%    1.10%   1.23%
Ratio of expense reduction to average net assets..................         -             -             -        -       -
Ratio of net investment income (loss) to average net assets/(d)/..      1.01%/(h)/    1.61%         4.72%    5.65%   4.43%
Ratio of net investment income (loss) to average net assets/(e)/..      0.73%/(h)/    1.34%            -        -       -
Portfolio turnover rate...........................................       N/A           N/A           N/A      N/A     N/A
Number of shares outstanding at end of period (000's).............    83,796        70,870        51,979   25,427   9,784
Net assets at the end of period (000's)...........................   $83,796       $70,870       $51,979  $25,427  $9,784

/(a)/ Fund commenced operations on September 21, 1998.
/(b)/ The effect of fees and charges incurred at the separate account level are not reflected in the total returns.
/(c)/ These total returns include expense reimbursements and expense reductions. /(d)/ Includes expense reimbursements; but excludes expense reductions.
/(e)/ Excludes expense reimbursements and expense reductions.
/(f)/ The per share amounts are calculated using the average share method.
/(g)/ Unaudited
/(h)/ Annualized

--------------------------------------------------------------------------------

72
                       FINANCIAL HIGHLIGHTS - CONTINUED


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.


                                                                             Aggressive Growth Lifestyle Fund
                                                                 -------------------------------------------------------
                                                                  Six Months
                                                                    Ended                 Year Ended August 31,
                                                                 February 28,    ---------------------------------------
                                                                  2003/(g)/          2002        2001      2000   1999(a)
                                                                 ------------    -------       -------   -------  -------
PER SHARE DATA
Net asset value at beginning of period..........................   $  7.43       $  8.82       $ 14.89   $ 12.77  $10.00

                                                                 --------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)..................................      0.03/(f)/     0.05 /(f)/    0.18      0.37    0.08
  Net realized and unrealized gain (loss) on securities
   and foreign currency related transactions....................     (0.46)        (1.35)        (3.59)     3.31    2.74
  Realized gain (loss) on disposal of investments in
   violation of investment restrictions.........................         -             -             -         -       -

                                                                 --------------------------------------------------------
  Total income from investment operations.......................     (0.43)        (1.30)        (3.41)     3.68    2.82

                                                                 --------------------------------------------------------
Distributions:
  Distributions from net investment income......................     (0.04)        (0.09)        (0.38)    (1.09)  (0.05)
  Distributions from net realized gain on securities............         -             -         (2.28)    (0.47)      -
  Return of capital.............................................         -             -             -         -       -

                                                                 --------------------------------------------------------
  Total distributions...........................................     (0.04)        (0.09)        (2.66)    (1.56)  (0.05)

                                                                 --------------------------------------------------------
Net asset value at end of period................................   $  6.96       $  7.43       $  8.82   $ 14.89  $12.77

                                                                 --------------------------------------------------------
TOTAL RETURN/(b)(c)/............................................     (5.84)%      (14.90)%      (25.08)%   29.91%  28.28%

                                                                 --------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................      0.10%/(h)/    0.10%         0.10%     0.10%   0.10%
Ratio of expenses to average net assets/(e)/....................      0.22%/(h)/    0.10%         0.10%     0.10%   0.10%
Ratio of expense reductions to average net assets...............         -             -             -         -       -
Ratio of net investment income loss to average net assets/(d)/..      0.97%/(h)/    0.62%            -         -       -
Ratio of net investment income (loss) to average net assets/(e)/      0.85%/(h)/    0.62%         0.74%     1.07%   0.76%
Portfolio turnover rate.........................................        32%          180%          105%       79%      9%
Number of shares outstanding at end of period (000's)...........     3,030         2,763         2,136       938     664
Net assets at the end of period (000's).........................   $21,091       $20,522       $18,850   $13,963  $8,480

                                                                              Moderate Growth Lifestyle Fund
                                                                 --------------------------------------------------------
                                                                  Six Months
                                                                    Ended                  Year Ended August 31,
                                                                 February 28,    ----------------------------------------
                                                                  2003/(g)/          2002        2001      2000   1999(a)
                                                                 ------------    -------       -------   -------  -------
PER SHARE DATA
Net asset value at beginning of period..........................   $  8.93       $ 10.02       $ 13.42   $ 12.24  $ 10.00


Income (loss) from investment operations:
  Net investment income (loss)..................................      0.09/(f)/     0.19 /(f)/    0.30      0.43     0.17
  Net realized and unrealized gain (loss) on securities
   and foreign currency related transactions....................     (0.35)        (1.04)        (2.11)     2.28     2.18
  Realized gain (loss) on disposal of investments in
   violation of investment restrictions.........................         -             -             -         -        -


  Total income from investment operations.......................     (0.26)        (0.85)        (1.81)     2.71     2.35


Distributions:
  Distributions from net investment income......................     (0.10)        (0.24)        (0.45)    (1.10)   (0.11)
  Distributions from net realized gain on securities............         -             -         (1.14)    (0.43)       -
  Return of capital.............................................         -             -             -         -        -


  Total distributions...........................................     (0.10)        (0.24)        (1.59)    (1.53)   (0.11)


Net asset value at end of period................................   $  8.57       $  8.93       $ 10.02   $ 13.42  $ 12.24


TOTAL RETURN/(b)(c)/............................................     (2.96)%       (8.62)%      (14.11)%   23.29%   23.52%


RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................      0.10%/(h)/    0.10%         0.10%     0.10%    0.10%
Ratio of expenses to average net assets/(e)/....................      0.22%/(h)/    0.10%         0.10%     0.10%    0.10%
Ratio of expense reductions to average net assets...............         -             -             -         -        -
Ratio of net investment income loss to average net assets/(d)/..      2.20%/(h)/    2.03%            -         -        -
Ratio of net investment income (loss) to average net assets/(e)/      2.08%/(h)/    2.03%         2.23%     2.00%    1.60%
Portfolio turnover rate.........................................        41%          184%          109%       72%      13%
Number of shares outstanding at end of period (000's)...........     4,331         4,003         3,194     1,209      845
Net assets at the end of period (000's).........................   $37,131       $35,747       $31,993   $16,222  $10,349

                                                                                       Conservative
                                                                                  Growth Lifestyle Fund
                                                                 -------------------------------------------------------
                                                                  Six Months
                                                                    Ended                 Year Ended August 31,
                                                                 February 28,    ---------------------------------------
                                                                  2003/(g)/          2002        2001      2000   1999(a)
                                                                 ------------    -------       -------   -------  -------
PER SHARE DATA
Net asset value at beginning of period..........................   $  8.73       $  9.47       $ 11.33   $ 11.73  $10.00


Income (loss) from investment operations:
  Net investment income (loss)..................................      0.12/(f)/     0.26 /(f)/    0.34      0.46    0.25
  Net realized and unrealized gain (loss) on securities
   and foreign currency related transactions....................     (0.15)        (0.68)        (1.09)     1.59    1.65
  Realized gain (loss) on disposal of investments in
   violation of investment restrictions.........................         -             -             -         -       -


  Total income from investment operations.......................     (0.03)        (0.42)        (0.75)     2.05    1.90


Distributions:
  Distributions from net investment income......................     (0.12)        (0.32)        (0.43)    (0.92)  (0.17)
  Distributions from net realized gain on securities............         -             -         (0.68)    (1.53)      -
  Return of capital.............................................         -             -             -         -       -


  Total distributions...........................................     (0.12)        (0.32)        (1.11)    (2.45)  (0.17)


Net asset value at end of period................................   $  8.58       $  8.73       $  9.47   $ 11.33  $11.73


TOTAL RETURN/(b)(c)/............................................     (0.33)%       (4.62)%       (6.76)%   19.33%  19.00%


RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets/(d)/....................      0.10%/(h)/    0.10%         0.10%     0.10%   0.10%
Ratio of expenses to average net assets/(e)/....................      0.22%/(h)/    0.10%         0.10%     0.10%   0.10%
Ratio of expense reductions to average net assets...............         -             -             -         -       -
Ratio of net investment income loss to average net assets/(d)/..      2.78%/(h)/    2.92%            -         -       -
Ratio of net investment income (loss) to average net assets/(e)/      2.66%/(h)/    2.92%         3.28%     2.99%   2.29%
Portfolio turnover rate.........................................        40%          181%          122%       63%     94%
Number of shares outstanding at end of period (000's)...........     2,582         2,386         2,062     1,083     633
Net assets at the end of period (000's).........................   $22,160       $20,841       $19,527   $12,268  $7,429

/(a)/ Fund commenced operations on September 21, 1998.
/(b)/ The effect of fees and charges incurred at the separate account level are not reflected in the total returns.
/(c)/ These total returns include expense reimbursements and expense reductions. /(d)/ Includes expense reimbursements, but excludes expense reductions.
/(e)/ Excludes expense reimbursements and expense reductions.
/(f)/ The per share amounts are calculated using the average share method.
/(g)/ Unaudited
/(h)/ Annualized

--------------------------------------------------------------------------------

                                                                             73
                        TRUSTEE INFORMATION (Unaudited)
February 28, 2003




    Name, Birth Date and       Position Held With
          Address*               VALIC Complex    Date Service Began        Principal Occupations During Past Five Years
--------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
Dr. Judith L. Craven           Trustee              August, 1998     Retired Administrator. Formerly, President, United Way of
  DOB: October 6, 1945                                               the Texas Gulf Coast, a not for profit organization
                                                                     (1992-1998).




--------------------------------------------------------------------------------------------------------------------------------
William F. Devin               Trustee              October, 2001    Member, Board of Governors, Boston Stock Exchange
  DOB: December 30, 1938                                             (1985-Present). Formerly, Executive Vice President,
                                                                     Fidelity Capital Markets, a division of National Financial
                                                                     Services Corp. (1966-1996).

--------------------------------------------------------------------------------------------------------------------------------
Dr. Timothy J. Ebner           Trustee              August, 1998     Professor and Head, Department of Neuroscience, and
  DOB: July 15, 1949                                                 Visscher Chair of Physiology, University of Minnesota
                                                                     (1999-Present). Formerly, Director, Graduate Program in
                                                                     Neuroscience, University of Minnesota (1995-1999);
                                                                     Professor of Neurosurgery, University of Minnesota
                                                                     (1980-1999); Consultant to EMPI Inc. (1994-1995); and
                                                                     Medtronic Inc. (1997-1998).

--------------------------------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr. Trustee              August, 1998     Municipal Court Judge, Dallas, Texas (1995-Present).
  DOB: July 27, 1940

--------------------------------------------------------------------------------------------------------------------------------
Dr. Norman Hackerman           Trustee              August, 1998     Chairman--Scientific Advisory Board for The Robert A.
  DOB: March 2, 1912                                                 Welch Foundation (1983-Present); President Emeritus,
                                                                     Rice University, Houston, Texas (1985-Present).

--------------------------------------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster         Trustee              August, 1998     Pastor Emeritus and Director of Planned Giving, First
  DOB: December 15, 1923                                             Presbyterian Church (1997-Present).

--------------------------------------------------------------------------------------------------------------------------------
Kenneth J. Lavery              Trustee              October, 2001    Vice President of Massachusetts Capital Resources
  DOB: December 30, 1949                                             Company (1982-Present).

--------------------------------------------------------------------------------------------------------------------------------
Ben H. Love                    Trustee              August, 1998     Retired. Formerly Director, Mid-American Waste, Inc.,
  DOB: September 26, 1930                                            waste products (1993-1997); Chief Executive, Boy
                                                                     Scouts of America (1985-1993)

--------------------------------------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.        Trustee              August, 1998     President, Meharry Medical College, Nashville,
  DOB: October 28, 1946                                              Tennessee (1994-Present).

--------------------------------------------------------------------------------------------------------------------------------

                               Number of Funds in Fund
    Name, Birth Date and         Complex Overseen by
          Address*                   Trustee (2)             Other Directorships Held by Trustee (3)
-----------------------------------------------------------------------------------------------------------
Independent Trustees
Dr. Judith L. Craven                     75            Director, A.G. Belo Corporation, a media company
  DOB: October 6, 1945                                 (1992-Present); Director SYSCO Corporation, a
                                                       food marketing and distribution company (1996-
                                                       Present); Director, Luby's, Inc., a restaurant chain
                                                       (1998-Present); Director, University of Texas Board
                                                       of Regents (2001-Present).

-----------------------------------------------------------------------------------------------------------
William F. Devin                         75            None.
  DOB: December 30, 1938



-----------------------------------------------------------------------------------------------------------
Dr. Timothy J. Ebner                     37            None.
  DOB: July 15, 1949






-----------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr.           37            None.
  DOB: July 27, 1940

-----------------------------------------------------------------------------------------------------------
Dr. Norman Hackerman                     37            None.
  DOB: March 2, 1912


-----------------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster                   37            None.
  DOB: December 15, 1923

-----------------------------------------------------------------------------------------------------------
Kenneth J. Lavery                        37            Director, Board of Overseers, Newton Wellesley
  DOB: December 30, 1949                               Hospital (1996-Present).

-----------------------------------------------------------------------------------------------------------
Ben H. Love                              37            None.
  DOB: September 26, 1930


-----------------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.                  37            Director, Monarch Dental Corporation
  DOB: October 28, 1946                                (1997-Present); Director, Pinnacle Financial
                                                       Partners, Inc. (2000-Present).
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

74
                                                              February 28, 2003
                 TRUSTEE INFORMATION (Unaudited) - Continued



   Name, Birth Date and     Position Held With
         Address*             VALIC Complex    Date Service Began      Principal Occupations During Past Five Years
--------------------------------------------------------------------------------------------------------------------------
Interested Trustees
Robert P. Condon (1)        Trustee              October, 2001    President, VALIC (2000-Present); Executive Vice
  DOB: December 28, 1941                                          President-Sales and Marketing, American General
                                                                  Retirement Services (1999-Present). Formerly, Executive
                                                                  Vice President, Fidelity Federal Bank
                                                                  (1993-1999).
--------------------------------------------------------------------------------------------------------------------------
Paige T. Davis (1)          Trustee               July, 2002      Formerly, Regional Manager, VALIC (1976-2001).
  DOB: July 4, 1943





--------------------------------------------------------------------------------------------------------------------------
Peter A. Harbeck (1)        Trustee              October, 2001    President and Chief Executive Officer, SAAMCo
  DOB: January 23, 1954                                           (1995-Present); President, AIG SunAmerica Fund
                                                                  Services, Inc. (1988-Present).
--------------------------------------------------------------------------------------------------------------------------

                            Number of Funds in Fund
   Name, Birth Date and       Complex Overseen by
         Address*                 Trustee (2)          Other Directorships Held by Trustee (3)
--------------------------------------------------------------------------------------------------
Interested Trustees
Robert P. Condon (1)                  37            None.
  DOB: December 28, 1941



--------------------------------------------------------------------------------------------------
Paige T. Davis (1)                    37            Director, Maryland African American Museum
  DOB: July 4, 1943                                 Corporation (1999-Present); Director, Maryland
                                                    Racing Commission (1996-Present); Director,
                                                    Morgan State University Foundation, Inc.
                                                    (1998-Present); Director, Maryland Health and
                                                    Higher Education Facilities Authority
                                                    (1987-Present).
--------------------------------------------------------------------------------------------------
Peter A. Harbeck (1)                  83            None.
  DOB: January 23, 1954

--------------------------------------------------------------------------------------------------

* The business address for each Trustee is, 2929 Allen Parkway, Houston, TX, 77019.
(1)Interested Trustee, as defined within the Investment Company Act of 1940 (the "1940 Act"), because of current or former employment by VALIC (Messrs. Condon and Davis) or SAAMCo (Mr. Harbeck), companies affiliated with VALIC.
(2)The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo or an affiliated person of SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Strategic Investment Series, Inc. (7 funds), SunAmerica Style Select Series, Inc. (15 portfolios), Anchor Pathway Fund (7 funds), Anchor Series Trust (8 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (33 portfolios), VALIC Company I (22 portfolios), and VALIC Company II (15 funds).
(3)Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act other than those listed under the preceding column.

   Additional Information concerning the Trustee is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

--------------------------------------------------------------------------------

                                                                             75
                               VALIC COMPANY II


BOARD OF TRUSTEES                           INDEPENDENT AUDITORS
Robert P. Condon                            Ernst & Young LLP
Judith L. Craven                            1401 McKinney Street, Suite 1200
Paige T. Davis                              Houston, Texas 77010
William F. Devin
Timothy J. Ebner                            TRANSFER AND SHAREHOLDER
Gustavo E. Gonzales, Jr.                    SERVICE AGENT
Norman Hackerman                            The Variable Annuity Life
Peter A. Harbeck                            Insurance Company
John W. Lancaster                           2929 Allen Parkway
Kenneth J. Lavery                           Houston, Texas 77019
Ben H. Love
John E. Maupin, Jr.                         OFFICERS
                                            Robert P. Condon,
CUSTODIAN                                    Chairman
State Street Bank and Trust Company         Evelyn M. Curran,
225 Franklin Street                          President (Principal Executive Officer)
Boston, Massachusetts 02110                 John Packs,
                                             Vice President and Senior Investment Officer
INVESTMENT ADVISER                          Nori L. Gabert,
The Variable Annuity Life Insurance Company  Vice President and Secretary
2929 Allen Parkway                          Robert M. Zakem,
Houston, Texas 77019                         Vice President and Assistant Secretary
                                            Donna Handel,
INVESTMENT SUB-ADVISERS                      Vice President and Assistant Treasurer
AIG Global Investment Corp.                 Cynthia A. Gibbons,
175 Water Street                              Chief Compliance Officer and Assistant Secretary
New York, New York 10038                    Gregory R. Kingston,
                                             Treasurer (Principal Financial Officer)
Banc One Investment Advisors Corporation    Katherine Stoner,
1111 Polaris Parkway                         Assistant Secretary
Columbus, Ohio 43271-0211                   Kathryn A. Pearce,
                                             Assistant Treasurer
Credit Suisse Asset Management, LLC         Donald H. Guire,
466 Lexington Avenue                         Assistant Treasurer
New York, New York 10017-3147

Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, California 94403-1906

INVESCO Funds Group, Inc.
4530 S. Manoca Street
Denver, Colorado 80237

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109

SSgA Funds Management, Inc.
2 International Place
Boston, Massachusetts 02110

AIG SunAmerica Asset Management Corp.
Haborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109








This report is for the information of the shareholders and variable contract owners participating in the VALIC Company II (formerly North American Funds Variable Product Series II). It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

"Standard & Poor's(R)", and "S&P 500(R)" are trademarks of Standard & Poor's Corporation. The Russell 2000(R) Index is a trademark/service mark of Frank Russell Trust Company. Russell(TM) is a trademark of the Frank Russell Company.

--------------------------------------------------------------------------------

                                                                  PRSRT STD
                                                                 U.S. POSTAGE
                                                                    PAID
                                                                LANCASTER, PA
                                                               PERMIT NO. 1765
VALIC Company II
P.O. Box 3206
Houston, Texas 77253-3206



VL 11288 VER 02/03